As filed with the U.S. Securities and Exchange Commission on December 15, 2022

1933 Act File No. 333- [________]

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

Pre-Effective Amendment No. ___ [  ]
Post-Effective Amendment No. ___ [  ]

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

605 3rd Avenue, 43rd Floor
New York, NY 10158
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
605 3rd Avenue, 43rd Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10158	2000 K Street, N.W., Suite 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington, D.C. 20006

Title of Securities being Registered: Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 14, 2023 pursuant to Rule 488.

MIRAE ASSET DISCOVERY FUNDS
Emerging Markets Fund
Emerging Markets Great Consumer Fund

1212 Avenue of the Americas, 10th Floor
New York, NY 10036
(212) 205-8342
Dear Shareholder:
On behalf of the Board of Trustees of the Mirae Asset Discovery Funds (the “Mirae Asset Board”), we are pleased to inform you of our plan to reorganize each mutual fund listed below into an exchange-traded fund (“ETF”):
•Emerging Markets Fund, and
•Emerging Markets Great Consumer Fund

(each, a “Target Fund” and collectively, the “Target Funds”).

The Target Funds are series of the Mirae Asset Discovery Funds, a Delaware statutory trust. The Mirae Asset Board has called a joint Special Meeting of Shareholders (together with any adjournments or postponements thereof, the “Special Meeting”) of the Target Funds, to be held on March 1, 2023, at 10:00 a.m. (Eastern time), at 1212 Avenue of the Americas, 10th Floor, New York, NY 10036.

At the Special Meeting, the shareholders of each Target Fund will be asked to approve the conversion of each Target Fund into an ETF through the reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of the Target Fund into a corresponding newly created series of Global X Funds as shown below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”):

Target Funds (series of Mirae Asset Discovery Funds)	Acquiring Funds (series of Global X Funds)
Emerging Markets Fund	Global X Emerging Markets ETF
Emerging Markets Great Consumer Fund	Global X Emerging Markets Great Consumer ETF

The Acquiring Funds will be advised by Global X Management Company LLC, an affiliate of Mirae Asset Global Investments (USA) LLC, the investment manager of the Target Funds. Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and substantially similar investment strategies and substantially similar risks, except that the Acquiring Funds are subject to certain risks unique to operating as ETFs as well as risks related to the permissibility to engage in securities lending. If shareholders approve a Reorganization, the corresponding Target Fund will be liquidated and dissolved following the Reorganization.
Each Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), a form of which is included as Appendix A to these materials. Each Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. In connection with the Reorganizations, shareholders of each Target Fund will receive ETF shares of the corresponding Acquiring Fund equal in value to the number of shares of the Target Fund they own (and, immediately prior to the Reorganizations, cash in lieu of fractional shares, if any). Accordingly, the Reorganizations will not dilute the value of your investment.

We believe that each Reorganization will result in multiple benefits for Target Fund investors, as described below:

i

1)Same Investment Objectives and Substantially Similar Investment Strategies: Each Acquiring Fund will be structured as an ETF with the same investment objective and substantially similar investment strategies as the corresponding Target Fund.

2)Portfolio Management Continuity: Each Acquiring Fund will be managed by the same portfolio management team as the corresponding Target Fund.

3)Reputation, Financial Strength, and Resources of Global X Management Company LLC: Each Acquiring Fund will be managed by Global X Management Company LLC, which as of November 30, 2022 provides investment advisory services for assets of approximately $39 billion.

4)Expenses Relating to the Reorganization: The Target Funds will not incur any direct expenses in connection with the Reorganization.

5)Lower Management Fees and Total Expense Ratios: Each Acquiring Fund will pay a lower management fee and is anticipated to pay lower total expenses than the corresponding Target Fund.

6)Federal Income Tax Consequences: The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes, and the Target Fund shareholders are not expected to recognize any gain or loss upon receipt of Acquiring Fund shares in the Reorganization.

7)Benefits of the Exchange-Traded Fund Structure: The Acquiring Funds will be organized as ETFs. ETFs, in general, may benefit from intra-day trading, increased tax efficiency, greater transparency into portfolio holdings, lower portfolio transaction costs, and less cash drag on performance.

The attached combined Proxy Statement/Prospectus asks for your approval of the proposed Reorganization(s) for your Target Fund(s) and contains detailed information about each of the proposals. In addition, the following “COMMON QUESTIONS ABOUT THE PROPOSED REORGANIZATIONS” includes a description of required actions for shareholders who hold shares of the Target Funds in accounts that cannot hold ETF shares and should be read carefully. For shareholders holding Target Fund shares in accounts that can hold shares of ETFs, assuming shareholder approval of the proposed Reorganizations, no additional action will need to be taken prior to the Reorganizations for the account to receive ETF shares. The Mirae Asset Board recommends that you vote “FOR” the proposed Reorganization(s) of your Target Fund(s). Before you vote, please read the combined Proxy Statement/Prospectus for an explanation of the proposals. If you complete, sign, and return a proxy card, your proxy will be voted exactly as specified. If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy “FOR” the Reorganization(s) which is in accordance with the Mirae Asset Board’s recommendation on page [__] of the Proxy Statement/Prospectus. Unless otherwise irrevocable, you may revoke your proxy (i) before it is exercised at the Special Meeting, either by writing to the Secretary of the Mirae Asset Discovery Funds at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting or (ii) by voting your proxy again through the toll-free number or Internet website address listed in the enclosed voting instructions.

Your vote on this matter is important. Please promptly follow the enclosed instructions to submit voting instructions by telephone or over the Internet. Alternatively, you may submit voting instructions by signing and dating each proxy card and returning it in the accompanying postage-paid return envelope.

It is important that your vote be received no later than the time of the Special Meeting.

You can vote in one of four ways:
•By mail with the enclosed proxy card;
•By Internet through the website listed in the proxy voting instructions;
•By telephone using the toll-free number listed in the proxy voting instructions; or
•In person at the Special Meeting to be held on March 1, 2023, at 10:00 a.m. (Eastern time) at 1212 Avenue of the Americas, 10th Floor, New York, NY 10036.

Thank you for your consideration of these important proposals. Your vote is extremely important, so please read the enclosed combined Proxy Statement/Prospectus (also available online at https://vote.proxyonline.com/mirae/docs/2023mtg.pdf) carefully and submit your vote. If you have any questions about the proposals, please call our proxy solicitor, AST Fund Solutions, LLC, toll free at: 1-800-330-4627. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Sincerely,
/s/ Joon Hyuk Heo, CFA
Joon Hyuk Heo, CFA
President
Mirae Asset Discovery Funds

MIRAE ASSET DISCOVERY FUNDS

Emerging Markets Fund
Emerging Markets Great Consumer Fund

1212 Avenue of the Americas, 10th Floor
New York, NY 10036

(212) 205-8342

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON MARCH 1, 2023

To the Shareholders of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund:

Notice is hereby given of a joint Special Meeting of Shareholders of:
•Emerging Markets Fund, and
•Emerging Markets Great Consumer Fund

(each, a “Target Fund” and collectively, the “Target Funds”), each a series of the Mirae Asset Discovery Funds (the “Mirae Asset Trust”), to be held on March 1, 2023, at 10:00 a.m. (Eastern time), at 1212 Avenue of the Americas, 10th Floor, New York, NY 10036 (together with any adjournments or postponements thereof, the “Special Meeting”).

The Special Meeting is being called for the following purposes:

1:
To consider and vote upon an Agreement and Plan of Reorganization, providing for (i) the acquisition by a newly created series of Global X Funds, Global X Emerging Markets ETF, of all of the assets and assumption of the liabilities of the Emerging Markets Fund, in exchange solely for shares of the Global X Emerging Markets ETF; (ii) the pro rata distribution of such shares to the shareholders of the Emerging Markets Fund; and (iii) the complete liquidation and dissolution of the Emerging Markets Fund.

2:
To consider and vote upon an Agreement and Plan of Reorganization, providing for (i) the acquisition by a newly created series of Global X Funds, Global X Emerging Markets Great Consumer ETF, of all of the assets and assumption of the liabilities of the Emerging Markets Great Consumer Fund, in exchange solely for shares of the Global X Emerging Markets Great Consumer ETF; (ii) the pro rata distribution of such shares to the shareholders of the Emerging Markets Great Consumer Fund; and (iii) the complete liquidation and dissolution of the Emerging Markets Great Consumer Fund.

3:	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

The enclosed materials provide additional information about the Agreement and Plan of Reorganization (the “Reorganization Agreement”) for each Target Fund and the reorganizations themselves (each, a “Reorganization” and collectively, the “Reorganizations”). A copy of the Reorganization Agreement, which more completely sets forth the terms of the proposed Reorganizations of the Target Funds with and into the Global X Emerging Markets ETF and the Global X Emerging Markets Great Consumer ETF, as applicable (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) is attached as Appendix A to this Proxy Statement/Prospectus.

You are receiving this notice of the Special Meeting because you owned shares of a Target Fund as of the close of business on January 6, 2023 (the “Record Date”) and are entitled to notice of, and to vote at, the Special Meeting and any adjournment of the Special Meeting. If any other matter legally comes before the Special Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management of the Mirae Asset Trust. In the event that the necessary quorum to transact business or the vote required to approve the Reorganization Agreement with respect to a Target Fund is not obtained at the Special Meeting, the persons named as proxies, the Chairman of the Trustees or the Trustees of the Mirae Asset Trust may propose one or more adjournments to permit further solicitation of proxies.

Shareholders who do not expect to attend the Special Meeting are urged to complete, sign and date the enclosed proxy card(s) and return it (them) in the enclosed addressed envelope, which needs no postage if mailed in the United States, or to take advantage of the Internet or telephonic voting procedures described on the enclosed proxy card(s). If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so. The Board of Trustees of the Mirae Asset Trust (the “Mirae Asset Board”) will admit to the Special Meeting: (1) all shareholders of record of the Target Funds as of the Record Date; (2) persons holding proof of beneficial ownership thereof as of the Record Date, such as a letter or account statement from a broker; (3) persons who have been granted legal proxies; and (4) such other persons who the Mirae Asset Board, in its sole discretion, may elect to admit. All persons wishing to be admitted to the Special Meeting must present photo identification.

The Mirae Asset Board recommends that you vote FOR the approval of the Reorganization Agreement to authorize the Reorganization with respect to your Target Fund.

By Order of the Board of Trustees of the Mirae Asset Discovery Funds, /s/ Robert Creamer Robert Creamer Secretary

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on March 1, 2023, at 10:00 a.m. (Eastern time), at 1212 Avenue of the Americas, 10th Floor, New York, NY 10036, or any adjournment or postponement thereof. This Notice of Joint Special Meeting of Shareholders and the combined Proxy Statement/Prospectus are available on the Internet at (https://vote.proxyonline.com/mirae/docs/2023mtg.pdf) or by calling 1-800-330-4627. We encourage you to access and review all of the important information contained in the proxy materials before voting.
v

MIRAE ASSET DISCOVERY FUNDS
Emerging Markets Fund
Emerging Markets Great Consumer Fund

1212 Avenue of the Americas, 10th Floor
New York, NY 10036
Joint Special Meeting of Shareholders to Be Held on March 1, 2023
____________________________________________________________________________

YOUR VOTE IS VERY IMPORTANT!
____________________________________________________________________________

Below are some commonly asked questions that are intended to help you understand the proposals on which shareholders of each of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Target Fund” and collectively, the “Target Funds”) are being asked to vote. These proposals are described in more detail in the enclosed combined Proxy Statement/Prospectus, which you should read carefully.

COMMON QUESTIONS ABOUT THE PROPOSED REORGANIZATIONS

Q.    WHAT IS BEING PROPOSED?
A.    Each Target Fund currently operates as an open-end mutual fund. If the Agreement and Plan of Reorganization (the “Reorganization Agreement”) for your Target Fund is approved by shareholders, each Target Fund (each, a series of the Mirae Asset Discovery Funds) will be converted into an exchange-traded fund (“ETF”) through the reorganization of the Target Fund into the corresponding Acquiring Fund listed below (each, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is a newly created series of Global X Funds (the "Global X Trust") established solely for the purpose of acquiring the assets and assuming the liabilities of its corresponding Target Fund and is advised by Global X Management Company LLC (“GXMC”), an affiliate of Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”), the investment adviser to your Target Fund(s).

Target Funds (series of Mirae Asset Discovery Funds)	Acquiring Funds (series of Global X Funds)
Emerging Markets Fund	Global X Emerging Markets ETF
Emerging Markets Great Consumer Fund	Global X Emerging Markets Great Consumer ETF

Q.    WHY ARE YOU SENDING ME THIS INFORMATION?

A.    You are receiving the combined Proxy Statement/Prospectus because you owned shares of one or more Target Funds as of January 6, 2023 (the “Record Date”) and as a shareholder of a Target Fund you have a right to vote on the Reorganization involving such Target Fund.
Q.    WHAT WILL HAPPEN IF SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT?

A:    If the Reorganization Agreement for your Target Fund is approved and all other closing conditions of the corresponding Reorganization under the Reorganization Agreement are satisfied or waived, on the expected closing date (on or about April 15, 2023, or as soon as reasonably practicable after shareholder approval is obtained) (the “Closing Date”), you will receive shares of the corresponding newly created series of the Global X Trust, the Global X Emerging Markets ETF and the Global X Emerging Markets Great Consumer ETF (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”), which will have the same aggregate net asset value (“NAV”) as the Target Fund shares you own immediately prior to your Target Fund’s Reorganization (and, immediately prior to the Reorganization, cash in lieu of fractional shares, if any), and you will no longer be a shareholder of your Target Fund, but would become a shareholder of the corresponding Acquiring Fund.

Specifically, for each Target Fund and its corresponding Acquiring Fund, (1) the assets of the Target Fund will be acquired by the Acquiring Fund and the liabilities of the Target Fund will be assumed by the Acquiring Fund in exchange for Acquiring Fund shares; and (2) the Acquiring Fund shares received by the Target Fund in the exchange will then be distributed to shareholders of the Target Fund. After the Acquiring Fund shares are distributed to the Target Fund’s shareholders, the Target Fund will be liquidated and dissolved.
In addition, if the Reorganization Agreement is approved by each Target Fund’s shareholders, each class of shares of the Target Fund, other than Class I shares, will then be converted into Class I shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganizations.
The closing of each Target Fund’s Reorganization, which is expected to occur on the Closing Date, is contingent upon shareholder approval of the Reorganization Agreement with respect to such Target Fund and further conditioned upon certain other closing conditions, including, receipt of an opinion of counsel to the Acquiring Funds that each Reorganization qualifies as a tax-free reorganization for federal income tax purposes.
Q.    HOW WILL I BE AFFECTED BY THE REORGANIZATIONS?

A.    Following the Reorganizations, you will become a shareholder of the respective Acquiring Fund, which will be a series of the Global X Trust, rather than a series of Mirae Asset Discovery Funds (the “Mirae Asset Trust”).
Additionally, upon completion of the Reorganizations, you will own shares of the respective Acquiring Fund offered as an ETF having an aggregate NAV equal to the aggregate NAV of the shares of the respective Target Fund you owned when the Reorganization happened. Shares of the Acquiring Fund are not issued in fractional shares. As a result, shareholders who hold fractional shares of a Target Fund will have such fractional shares redeemed at NAV immediately prior to the Reorganization resulting in a small cash payment, which will likely be taxable to some extent for shareholders who hold fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of such redemption. Shares of the respective Acquiring Fund will be transferred to your brokerage account, or if you do not have a brokerage account, the shares will be held by a stock transfer agent until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property).
After the Reorganizations, individual shares of each Acquiring Fund may only be purchased and sold on the NYSE Arca Inc. (the "Exchange"), other national securities exchanges, electronic crossing networks and other alternative trading systems. Should you decide to purchase or sell shares in an Acquiring Fund after the Reorganizations, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) an Acquiring Fund's NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs may also trade on some no transaction fee (NTF) platforms.

Q.     ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES, POLICIES AND RISKS OF THE TARGET FUNDS AND THE ACQUIRING FUNDS?

A.     No. The Acquiring Funds have been created to have the same investment objectives and substantially similar investment strategies and risks as their corresponding Target Funds. However, as a shareholder of an Acquiring Fund, you will be subject to additional risks, including the following risks related to the Acquiring Fund’s ETF structure and each Acquiring Fund's ability to engage in securities lending:
•New Fund Risk: Each Acquiring Fund is a new fund, with no operating history, which may result in additional risks for investors in the Acquiring Fund.
•Authorized Participants Concentration Risk: Each Acquiring Fund has a limited number of financial institutions that may act as Authorized Participants (as defined below) and engage in creation or redemption transactions directly with the Acquiring Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions.

•Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Acquiring Funds.
•Listing Standards Risk: Each Acquiring Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Acquiring Fund's shares being delisted by the listing exchange.
•Market Trading Risks and Premium/Discount Risks: Shares of the Acquiring Funds are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Acquiring Fund or an active trading market for shares may result in shares trading at a significant premium or discount to NAV.
•Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Acquiring Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Acquiring Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Acquiring Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Acquiring Fund. As securities on loan may not be voted by the Acquiring Fund, there is a risk that the Acquiring Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

The Acquiring Funds also have some different fundamental and non-fundamental investment restrictions as compared to the Target Funds. For instance, the Target Funds' investment objectives are classified as fundamental policies of the Target Funds and may not be changed without shareholder approval, whereas the Acquiring Funds' investment objectives are not fundamental policies and may be changed with board approval upon 60 days’ prior written notice to Acquiring Fund shareholders.

Further information comparing the investment objectives, strategies, policies, and risks is included in the combined Proxy Statement/Prospectus.

Q.    WHAT ARE SOME FEATURES OF ETFS THAT DIFFER FROM MUTUAL FUNDS?

A.     The following are some unique features of ETFs as compared to mutual funds:

Transparency. The Acquiring Funds will be transparent ETFs that operate with full transparency into their portfolio holdings. Following the Reorganizations, the Acquiring Funds, like other transparent ETFs, will make their portfolio holdings public each day. This holdings information, along with other information about the Acquiring Funds, will be available on the Acquiring Funds’ website at https://www.globalxetfs.com.

Tax Efficiency. In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, many ETFs create and redeem their shares in-kind. ETFs do not recognize capital gain on in-kind distributions in redemption of their shares, which enables ETFs to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders. Instead, non-redeeming shareholders in an ETF that creates and redeems its shares in-kind may recognize capital gains with respect to their ETF shares when they sell their ETF shares. The Acquiring Funds generally expect to redeem a significant portion of creation units for cash and, therefore, may recognize more capital gains than if they redeemed creation units in-kind.

Sales of ETF Shares on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.

Sales only through a Broker. Unlike a mutual fund’s shares, individual shares of ETFs, like the Acquiring Funds, are not directly purchased or redeemed from the Acquiring Funds at NAV. Shares of the Acquiring Funds may be purchased or redeemed directly from the Acquiring Funds only in block size creation units of 10,000 or more or multiples thereof, and only an Authorized Participant may engage in purchase or redemption transactions directly with the Acquiring Funds. Once created, shares of the Acquiring Funds generally trade in the secondary market in amounts less than a creation unit. Acquiring Fund shares may only be purchased and sold on a stock exchange through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs may also trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF, such as the Acquiring Funds, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF, like the Acquiring Funds, may trade at a price less than (discount) or greater than (premium) the Acquiring Funds’ NAVs. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors.

Q.     HOW DO THE PURCHASE PROCEDURES OF THE FUNDS COMPARE?

A.     Shares of the Target Funds are sold on a continuous basis by Funds Distributor, LLC (“Funds Distributor”) at the next calculated NAV per share at the end of the trading day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. Acquiring Fund shares may be purchased only on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market determined prices, which means that the market price per share of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.

Sales Charges. Class A shares of the Target Funds are currently subject to a front-end sales charge or a contingent deferred sales charge (“CDSC”) on share purchases of at least $1,000,000 that did not pay front end sales charges and are redeemed within 18 months of purchase, and Class C shares of the Target Funds are currently subject to a CDSC on shares redeemed within one year of purchase. No front-end sales charge or CDSC will be imposed on shares of each Target Fund exchanged for shares of the corresponding Acquiring Fund in connection with the Reorganizations. No sales charges are imposed on shares of the Acquiring Funds.

Rule 12b-1 Fees. Class A shares and Class C shares of the Target Funds are subject to Rule 12b-1 fees of 0.25% and 1.00%, respectively. Class I shares of the Target Funds are not subject to any shareholder services or Rule 12b-1 fees. The Global X Trust has adopted a Rule 12b-1 plan under the Investment Company Act of 1940, as amended (the “1940 Act”), for the Acquiring Funds with an annual fee of 0.25%. Management of the Acquiring Funds currently does not intend that the Rule 12b-1 plan would be implemented for the Acquiring Funds at the time of the Reorganizations or for the foreseeable future.

Please see “ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS - Purchase and Sale of Fund Shares” in the combined Proxy Statement/Prospectus for additional information regarding the purchase procedures for the Funds.

Q.    HOW DO THE REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES OF THE FUNDS COMPARE?

A.Shares of the Target Funds may be sold (redeemed) at the next calculated NAV directly with the Target Funds each day that the NYSE is scheduled to be open for business. Unlike the Target Funds, individual shares of the Acquiring Funds are not sold at NAV per share directly by the Acquiring Funds. Shares of the Acquiring Funds generally may only be sold on exchanges and other trading platforms (with the exception of Authorized Participants who may purchase and redeem creation units directly with the Acquiring Funds).

Shareholders of the Target Funds may exchange their Target Fund shares for shares of the same class of other Mirae Asset Mutual Funds at NAV by having their financial adviser process the exchange request or by contacting the Target Funds’ transfer agent directly. In addition, shareholders of the Target Funds may exchange Target Fund shares for a different share class of the Target Funds provided they meet certain requirements detailed in the Target Funds’ prospectus. As an ETF with only one class of shares, the Acquiring Funds do not provide for the exchange of shares.

Please see “ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS - Purchase and Sale of Fund Shares” in the combined Proxy Statement/Prospectus for additional information regarding the redemption and exchange privileges of the Funds.

Q. WHAT DO I NEED TO DO TO PREPARE FOR THE REORGANIZATIONS?

A. It is important for you to determine that you hold your shares of a Target Fund in the type of account that can accommodate the receipt of the ETF shares that will be received in the Reorganization(s). If you hold your shares of the Target Fund in an account directly with the Target Fund at the Target Fund’s transfer agent, or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investment in ETF shares.

Transferring Target Fund shares to an already existing brokerage account. Transferring your shares from the Target Funds’ transfer agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to the broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Target Funds into your brokerage account. Also inform your broker that such an account will need to be set up to accept ETF shares. If you do not have a brokerage account or a relationship with a brokerage firm, you will need to open an account if the Reorganizations are approved and you elect to participate in the Reorganizations.

You should provide your broker with a copy of the quarterly statement from your Target Fund(s). The broker will require your account number with the Target Fund(s), which can be found on your statement. The broker will help you complete a form to initiate the transfer. Once you sign that form, the broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account.

Transferring Target Fund shares from a Non-Accommodating Brokerage Account to a Brokerage Account that accepts ETF shares. The broker where you hold the Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

You can contact your financial advisor or other financial intermediary for further information. You also may contact GXMC at (1-888-493-8631).

If shares are held in an account that cannot accept ETF shares at the time of the Reorganization of each Target Fund, Acquiring Fund shares received in the Reorganization will be held by a stock transfer agent, American Stock Transfer & Trust Company, LLC ("AST"), until a brokerage account is identified into which AST can transfer the shares. As planned, if Acquiring Fund shares are not transferred into a brokerage account within a year of the date of the Reorganization, the Acquiring Fund shares will be converted to cash and the cash proceeds sent to the account holder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of Acquiring Fund shares to cash may be subject to fees and expenses and will be a taxable event.

Q.    ONCE THE REORGANIZATIONS ARE COMPLETED, WHO WILL BE THE INVESTMENT ADVISER OF THE ACQUIRING FUNDS? WILL ANY OTHER SERVICE PROVIDERS CHANGE?

A.    The Acquiring Funds will be managed by GXMC, whereas the Target Funds are managed by Mirae Asset USA. GXMC and Mirae Asset USA are affiliated entities. The Target Funds are sub-advised by Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Asset Hong Kong”), which will continue to sub-advise the Acquiring Funds.
x

    GXMC will be responsible for the day-to-day management of the Acquiring Funds’ investment portfolios and will furnish continuous advice and recommendations concerning the Acquiring Funds’ investments, subject to the overall supervision and oversight of the Global X Trust’s Board of Trustees (the “Global X Board”). GXMC (as the Acquiring Funds’ investment adviser) will owe the Acquiring Funds and their shareholders fiduciary duties.
    Furthermore, the same portfolio managers who are responsible for the day-to-day management of the Target Funds will be responsible for the day-to-day management of the Acquiring Funds. William Malcolm Dorson, who is currently employed by Mirae Asset USA, will become an employee of GXMC, and the same portfolio managers of Mirae Asset Hong Kong will continue to manage the Acquiring Funds. GXMC was founded in 2008 and currently serves as investment adviser to more than 112 ETFs, each a series of the Global X Trust. As of November 30, 2022, GXMC provides investment advisory services to approximately $39 billion in assets. GXMC’s principal business address is 605 Third Avenue, 43rd Floor, New York, NY 10158.
Although the Acquiring Funds’ sub-administrator and fund accounting agent, transfer agent, custodian, distributor, auditor and legal counsel differ from those of the Target Funds, such new service providers are expected to provide services to the Acquiring Funds of at least the same scope and quality as those provided to the Target Funds by the current service providers.
The table below provides information on the key service providers for the Target Funds and Acquiring Funds:

	Target Funds	Acquiring Funds
Adviser	Mirae Asset Global Investments (USA) LLC	Global X Management Company LLC
Sub-Manager/Sub-Adviser	Mirae Asset Global Investments (Hong Kong) Limited	Mirae Asset Global Investments (Hong Kong) Limited
Custodian	Citibank, N.A.	The Bank of New York Mellon
Distributor	Funds Distributor, LLC	SEI Investments Distribution Co.
Administrator	Citi Fund Services Ohio, Inc.	Global X Management Company LLC
Sub-Administrator		SEI Investments Funds Services
Fund Accounting Agent	Citi Fund Services Ohio, Inc.	SEI Investments Funds Services
Transfer Agent	FIS Investor Services LLC.	The Bank of New York Mellon
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	PricewaterhouseCoopers LLP
Legal Counsel	Faegre Drinker Biddle & Reath LLP	Stradley Ronon Stevens & Young, LLP

Please see “OTHER INFORMATION – Service Providers” in the combined Proxy Statement/Prospectus for additional information regarding the service providers for the Acquiring Funds.
Q.    WHY DID MIRAE ASSET USA RECOMMEND THE REORGANIZATIONS TO THE MIRAE ASSET BOARD?

A.    Upon careful consideration of all relevant factors, including the potential impact of the Reorganizations on the Target Funds’ shareholders, Mirae Asset USA concluded that reorganizing each Target Fund into its corresponding Acquiring Fund would be in the best interests of the Target Funds and their shareholders in light of certain benefits to the Target Funds’ shareholders. These benefits include: (1) each Acquiring Fund will be managed pursuant to the same investment objective and substantially similar investment strategies as the corresponding Target Fund; (2) each Acquiring Fund will be managed by the same portfolio management team as the corresponding Target Fund; (3) the Acquiring Funds will benefit from the reputation, financial strength, and resources of GXMC; (4) the Target Funds will not bear any direct expenses in connection with the Reorganizations; (5) each Acquiring Fund will pay a lower management fee and is anticipated to pay lower total expenses than the corresponding Target Fund; (6) the Reorganizations are expected to qualify as tax-free reorganizations for U.S. federal income tax purposes; and (7) the Acquiring Funds will benefit from the ETF structure, which generally includes intra-day trading, increased tax efficiency, greater transparency into portfolio holdings, lower portfolio transaction costs, and less cash drag on performance.

Q.    WHAT IS THE RECOMMENDATION OF THE MIRAE ASSET BOARD?

A.    After careful consideration of the circumstances and terms of each proposed Reorganization, separately, at a meeting held on November 11, 2022, the Mirae Asset Board, including the Trustees who are not “interested persons” of the Mirae Asset Trust (as defined in the 1940 Act) (the “Independent Trustees”) determined that each proposed Reorganization would be in the best interests of each Target Fund and its shareholders.
In determining to approve each Reorganization Agreement, and to recommend that shareholders of each Target Fund approve each Reorganization Agreement, the Mirae Asset Board received information and made inquiries into all matters it deemed appropriate. Please see “INFORMATION ABOUT THE PROPOSED REORGANIZATIONS — Reasons for the Proposed Reorganizations and Board Considerations” in the combined Proxy Statement/Prospectus for additional information regarding the factors considered by the Mirae Asset Board.
The Mirae Asset Board recommends that you vote FOR the approval of the Reorganization Agreement to authorize the Reorganization with respect to your Target Fund.
Q.    WILL I OWN THE SAME NUMBER OF SHARES OF AN ACQUIRING FUND AS I CURRENTLY OWN OF A TARGET FUND?

A.    No. While you will not receive the same number of shares in connection with the Reorganizations, shareholders of each Target Fund will receive ETF shares of the corresponding Acquiring Fund equal in aggregate value to the number of shares of the Target Fund they own immediately prior to the Reorganization (and, immediately prior to the Reorganization, cash in lieu of fractional shares, if any). Accordingly, the Reorganization will not dilute the value of your investment.

Q. WILL THE FEES AND EXPENSES OF THE ACQUIRING FUNDS BE LOWER THAN THE FEES AND
EXPENSES OF THE TARGET FUND?

A. Yes. Following the Reorganizations, each Acquiring Fund is expected to have a lower total expense ratio than each share class of its corresponding Target Fund, before and after applicable waivers. Each Acquiring Fund will be subject to a unitary fee structure, which will require the Acquiring Fund’s investment manager, GXMC, to pay the Acquiring Fund’s ordinary operating expenses without any increase in the management fee, typically resulting in lower fees and expenses to shareholders. Each Acquiring Fund’s unitary management fee rate is lower than the management fee rate currently paid by the corresponding Target Fund.

    Please see "PROPOSAL 1: APPROVAL OF THE REORGANIZATION OF THE EMERGING MARKETS FUND INTO THE GLOBAL X EMERGING MARKETS ETF, A NEWLY CREATED SERIES OF GLOBAL X FUNDS - Comparison of Fees and Expenses" and "PROPOSAL 2: APPROVAL OF THE REORGANIZATION OF THE EMERGING MARKETS GREAT CONSUMER FUND INTO THE GLOBAL X EMERGING MARKETS GREAT CONSUMER ETF, A NEWLY CREATED SERIES OF GLOBAL X FUNDS - Comparison of Fees and Expenses" in the combined Proxy Statement/Prospectus for additional information regarding how the fees and expenses of the Funds compare.

Q.    WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS?

A.    Each Reorganization is expected to qualify as a “reorganization” for federal income tax purposes (under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”)) and will not take place unless the Mirae Asset Trust and Global X Trust receive a legal opinion from Stradley Ronon Stevens & Young, LLP to that effect. In general, each Target Fund is not expected to recognize any capital gain or loss as a direct result of the Reorganization, and shareholders of each Target Fund are not expected to recognize any gain or loss for federal income tax purposes upon receipt of shares of the corresponding Acquiring Fund in connection with the

Reorganization. There may be certain foreign markets where the transfer of the respective Target Fund’s portfolio holdings to the corresponding Acquiring Fund, as a result of the Reorganization, is not permissible. In such instances, the Target Fund may need to dispose of such securities in advance of the Reorganizations, which will result in the recognition of gain or loss to the Target Fund. As of the date of this Proxy Statement/Prospectus, it is not anticipated that dispositions of portfolio holdings by the Target Fund will result in the recognition of material amounts of capital gains by Target Fund shareholders because portfolio holdings that may need to be sold are in a net unrealized depreciated position. The amount of any capital gain or loss that ultimately might be realized because of dispositions of portfolio holdings of the Target Fund will depend on the net unrealized appreciation or depreciation of such holdings at the time such holdings are sold. You may wish to consult your own tax adviser regarding the state and local tax consequences of the Reorganizations in light of your individual circumstances, if any, because the information about tax consequences in the combined Proxy Statement/Prospectus relates only to the U.S. federal income tax consequences of the Reorganizations.

    However, immediately prior to the Reorganizations, shareholders will receive cash compensation for fractional shares of the Target Fund that they hold, if any. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their fractional shares.
    Please see “INFORMATION ABOUT THE PROPOSED REORGANIZATIONS – Federal Income Tax Consequences” in the combined Proxy Statement/Prospectus for additional information regarding the federal income tax consequences of the Reorganizations.
Q.    WILL THERE BE ANY COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATIONS?

A.    No. There will be no commission or other transactional fee in connection with the Reorganizations.
Q.    WILL THE REORGANIZATIONS AFFECT MY ABILITY TO BUY AND SELL SHARES?

A.    No. You may continue to make additional purchases or sales of the Target Funds’ shares until the Closing Date (defined below) of the Reorganizations. Any purchase or sales of Fund shares after the Reorganizations will be purchases or sales of the applicable Acquiring Fund. If the Reorganizations are approved, your Target Fund shares will automatically be converted to corresponding Acquiring Fund shares provided that your brokerage account can accept ETF shares. You will receive confirmation of this transaction following the Reorganizations.
Q.    WILL ANY FUND PAY FEES ASSOCIATED WITH THE REORGANIZATIONS?

A.    No. GXMC has agreed to pay all costs associated with the Reorganizations, except for any related portfolio transaction costs. There may be certain foreign markets where direct transfer of the respective Target Fund holdings to the corresponding Acquiring Fund, as a result of the Reorganization is not permissible. In such instances, the Target Fund may need to dispose of such securities, which may result in increased portfolio transaction costs for Target Fund shareholders. As of October 31, 2022, it is anticipated that approximately 40% of the Emerging Markets Great Consumer Fund’s portfolio and approximately 40% of the Emerging Markets Fund’s portfolio will be transitioned before the consummation of the respective Reorganizations. Such repositioning will result in transaction costs of approximately $65,000 for the Emerging Markets Fund and approximately $900,000 for the Emerging Markets Great Consumer Fund, which will be borne, respectively, by each Target Fund’s shareholders. The transaction costs anticipated in connection with the repurchase of such portfolio securities by the respective Acquiring Funds will be approximately $35,000 for the Global X Emerging Markets ETF and approximately $600,000 for the Global X Emerging Markets Great Consumer ETF. Such costs will be borne by the respective Acquiring Fund shareholders.

Q.    IF SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT, WHEN WILL THE REORGANIZATIONS TAKE PLACE?

A.    If approved and certain other closing conditions are met or waived, the Reorganizations are expected to occur on or about April 15, 2023, or as soon as reasonably practicable after shareholder approval is obtained and the closing conditions are met or waived (the “Closing Date”). After completion of the Reorganizations, affected shareholders will receive a confirmation statement reflecting the number of Acquiring Fund shares owned. No certificates for shares will be issued in connection with the Reorganizations.
Q.    WHAT HAPPENS IF THE REORGANIZATION AGREEMENT IS NOT APPROVED WITH RESPECT TO EACH REORGANIZATION?

A.    If the Reorganization Agreement is not approved with respect to the Reorganization of your Target Fund or does not close for any reason, you would continue to hold shares of your Target Fund. The corresponding Acquiring Fund would not commence operations and the Mirae Asset Board would determine what further action, if any, to take, which may include liquidation of that Target Fund.
The Reorganizations will be carried out on a fund-by-fund basis. The consummation of the Reorganization of one Target Fund is not contingent on the specific consummation of the Reorganization of the other Target Fund. If shareholders of a Target Fund do not vote to approve the Reorganization Agreement with respect to their Target Fund, the Reorganization will not occur with respect to that Target Fund.  Accordingly, it is possible that if a shareholder owns shares in multiple Target Funds and one of the Reorganizations is not consummated, then after the Closing Date, such shareholder would continue to own shares of the Target Fund that failed to consummate its Reorganization and shares of an Acquiring Fund after consummation of the approved Reorganization.  However, no Reorganization will close unless the conditions to the closing of the Reorganization Agreement are met or waived by the applicable parties.
Q.    HOW MANY VOTES AM I ENTITLED TO CAST?

A.    You are entitled to one vote for each Target Fund share, and proportionate fractional votes for fractional shares, held in your name or on your behalf on the Record Date. Shareholders of record of the Target Funds at the close of business on the Record Date will receive notice of and be asked to vote on the Reorganization Agreement that corresponds to such Target Fund shares held.
Q.    HOW CAN I VOTE MY SHARES?

A.    You can vote in any one of four ways:
•By mail, by sending the enclosed proxy card (signed and dated) in the enclosed envelope;
•Through the Internet, by going to the website listed on your proxy card;
•By telephone, using the toll-free number listed on your proxy card; or
•In person, by attending the Special Meeting.

Whichever method you choose, please take the time to read the full text of the combined Proxy Statement/Prospectus before you vote.
Q.    MAY I ATTEND THE SPECIAL MEETING IN PERSON?

A.    Shareholders of record at the close of business on January 6, 2023 are entitled to attend the Special Meeting. Eligible shareholders who intend to attend the Special Meeting in person will need to bring proof of share ownership, such as a shareholder statement or a letter from a custodian or broker-dealer confirming ownership, as of January 6, 2023, and a valid picture identification, such as a driver’s license or passport, for admission to the Special Meeting. Seating is limited. Shareholders without proof of ownership and identification will not be admitted.

Q.    IF I VOTE MY PROXY NOW AS REQUESTED, CAN I CHANGE MY VOTE LATER?

A.    Yes. You may revoke your proxy vote at any time before it is voted at the Special Meeting by: (1) delivering a written revocation to the Secretary of the Mirae Asset Discovery Funds, 1212 Avenue of the Americas, 10th Floor, New York, NY 10036; (2) submitting a subsequently executed proxy card; or (3) attending the Special Meeting and voting in person. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy card or vote by telephone or the Internet. This will help us to ensure that an adequate number of shares are present at the Special Meeting for consideration of the Reorganizations.
Q.    WHAT IS THE REQUIRED VOTE TO APPROVE THE REORGANIZATIONS?

A.    Approval of each Reorganization will require the affirmative vote of a “majority of the outstanding voting securities” for each Target Fund within the meaning of the 1940 Act. This means the lesser of: (1) 67% or more of the Target Fund shares present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding Target Fund shares are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Target Fund.
Q.    WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROXY STATEMENT/PROSPECTUS?

A.    Please call AST Fund Solutions, LLC (the “Proxy Solicitor”), your Target Fund’s information agent, at 1-800-330-4627. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

INSTRUCTIONS FOR SIGNING PROXY CARDS
The following general rules for signing proxy cards may be of assistance to you and may avoid any delay involved in validating your vote if you fail to sign your proxy card(s) properly.
1.    Individual Account: Sign your name exactly as it appears in the registration on the proxy card.
2.    Joint Account: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.
3.    All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Account
(1) ABC Corp.	John Doe, Treasurer
(2) ABC Corp. c/o John Doe, Treasurer	John Doe
(3) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Account
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Account
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

SUBJECT TO COMPLETION
THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.
PROXY STATEMENT/PROSPECTUS
JANUARY 14, 2023
PROXY STATEMENT FOR:
EMERGING MARKETS FUND
EMERGING MARKETS GREAT CONSUMER FUND
each a series of Mirae Asset Discovery Funds
1212 Avenue of the Americas, 10th Floor
New York, NY 10036
(212) 205-8300

PROSPECTUS FOR:
GLOBAL X EMERGING MARKETS ETF (NYSE Arca: EMM)
GLOBAL X EMERGING MARKETS GREAT CONSUMER ETF (NYSE Arca: EMC)
each a series of Global X Funds

605 3rd Avenue, 43rd Floor
New York, NY 10158
(888) 493-8631
INTRODUCTION
This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Mirae Asset Board”) of the Mirae Asset Discovery Funds (the “Mirae Asset Trust”), on behalf of each of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund, each a series of the Mirae Asset Trust, for a joint special meeting of shareholders to be held on March 1, 2023, at 10:00 a.m. (Eastern time), at 1212 Avenue of the Americas, 10th Floor, New York, NY 10036 (together with any adjournments or postponements thereof, the “Special Meeting”). Each of the Emerging Markets Fund and Emerging Markets Great Consumer Fund is referred to herein as a “Target Fund” and together, as the “Target Funds.” Each of the Global X Emerging Markets ETF and the Global X Emerging Markets Great Consumer ETF, each a series of Global X Funds (the “Global X Trust”), is referred to herein as an “Acquiring Fund” and together, as the “Acquiring Funds.” The Notice of Special Meeting, this Proxy Statement/Prospectus, and the proxy card were first mailed to shareholders of record on or about January 17, 2023.

The Special Meeting of the shareholders of the Target Funds is being called for the following purposes:

Proposal:	Shareholders Entitled to Vote on the Proposal:
1. To approve an Agreement and Plan of Reorganization, adopted by the Mirae Asset Board, to reorganize the Emerging Markets Fund, a series of the Mirae Asset Trust, into the Global X Emerging Markets ETF, a newly created series of the Global X Trust.
Shareholders of Emerging Markets Fund
2. To approve an Agreement and Plan of Reorganization, adopted by the Mirae Asset Board, to reorganize the Emerging Markets Great Consumer Fund, a series of the Mirae Asset Trust, into the Global X Emerging Markets Great Consumer ETF, a newly created series of the Global X Trust.
Shareholders of Emerging Markets Great Consumer Fund
3. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.	Shareholders of Emerging Markets Fund and Emerging Markets Great Consumer Fund

Each reorganization referred to in Proposals 1 and 2 above is referred to as a “Reorganization” and collectively, the “Reorganizations.” A form of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) for the Reorganizations is attached hereto as Appendix A.
The Reorganization Agreement provides that a Target Fund will transfer all of its assets to its corresponding Acquiring Fund and the Acquiring Fund will assume all of the liabilities of the corresponding Target Fund in exchange for shares of beneficial interest (“shares”) of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of the Target Fund shares then outstanding, which shares will be distributed pro rata to the shareholders of such Target Fund, in complete liquidation and dissolution of such Target Fund. The closing of each Reorganization, which is expected to occur on or about April 15, 2023, is contingent upon shareholder approval of the Reorganization Agreement for that Target Fund. Any shareholder who owned shares of a Target Fund as of the close of business on January 6, 2023 (the “Record Date”) is receiving notice of the Special Meeting and will be entitled to vote at the Special Meeting on business related to that Target Fund. If any other matter legally comes before the Special Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management of the Mirae Asset Trust. In the event that the necessary quorum to transact business or the vote required to approve the Reorganization Agreement is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies.
The Mirae Asset Board recommends that you vote FOR the approval of the Reorganization Agreement to authorize the Reorganization of your Target Fund.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.
Incorporation by Reference
This Proxy Statement/Prospectus is both a proxy statement for the Target Funds with respect to the Reorganizations and a prospectus for the Acquiring Funds. As such, it contains information that a Target Fund shareholder should know about the Reorganization before voting on the Reorganization Agreement, and it also sets forth information about the Acquiring Funds that a prospective investor ought to know before investing. Shareholders should read this entire Proxy Statement/Prospectus carefully and retain it for future reference. If the Reorganization Agreement is approved with respect to your Target Fund, after the closing of that Target Fund’s Reorganization, you will no longer be a shareholder of your Target Fund, but would become a shareholder in the corresponding Acquiring Fund. For more information regarding the Target Funds, the Acquiring Funds and the proposed Reorganizations, see the following documents, which have been filed with the SEC:

•The prospectus of the Target Funds dated August 28, 2022 (Accession No. 0001104659-22-095061), as supplemented to date, which is incorporated by reference into and considered a part of this Proxy Statement/Prospectus.
•The prospectus of the Global X Emerging Markets ETF dated December 14, 2022 (Accession No. 0001432353-22-000514), as supplemented to date, which is incorporated by reference into and considered a part of this Proxy Statement/Prospectus.
•The prospectus of the Global X Emerging Markets Great Consumer ETF dated December 14, 2022 (Accession No. 0001432353-22-000515), as supplemented to date, which is incorporated by reference into and considered a part of this Proxy Statement/Prospectus.
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•The audited financial statements and related independent registered public accounting firm’s report for each Target Fund contained in the Target Funds’ annual reports for the fiscal year ended April 30, 2022 (Accession No. 0001104659-22-078295), which are incorporated by reference and considered a part of this Proxy Statement/Prospectus.
•The Target Funds’ semi-annual reports for the period ended October 31, 2022 (Accession No. [ ]), which are incorporated by reference and considered a part of this Proxy Statement/Prospectus.
•A Statement of Additional Information (“SAI”), dated January 14, 2023, relating to this Proxy Statement/Prospectus, which has been filed with the SEC, is incorporated by reference into and considered a part of this Proxy Statement/Prospectus.

The Acquiring Funds have not yet commenced operations and thus have not yet published an annual or semi-annual report. Each Acquiring Fund, as accounting successor to the corresponding Target Fund, will assume the Target Fund’s historical performance after the consummation of the Reorganization. The Acquiring Funds are newly organized and currently have no assets or liabilities. The Acquiring Funds have been created in connection with the Reorganizations for the purpose of acquiring the assets and assuming the liabilities of their corresponding Target Funds and will not commence operations until the Reorganizations are completed.

The information contained herein concerning the Target Funds has been provided by, and is included herein in reliance upon, the Target Funds. The information contained herein concerning the Acquiring Funds has been provided by, and is included herein in reliance upon, the Acquiring Funds.

You may request free copies of the Target Funds’ prospectuses, statements of additional information (including any supplement thereto), and annual reports by calling (212) 205-8342 and free copies of each Acquiring Fund's prospectus and statement of additional information, and the SAI relating to this Proxy Statement/Prospectus by calling 888-493-8631.

Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
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PROXY STATEMENT/PROSPECTUS
January 14, 2023
TABLE OF CONTENTS

SUMMARY	1
PROPOSAL 1: APPROVAL OF THE REORGANIZATION OF THE EMERGING MARKETS FUND INTO THE GLOBAL X EMERGING MARKETS ETF, A NEWLY CREATED SERIES OF GLOBAL X FUNDS	2
Organization	2
Comparison of Fees and Expenses	2
Comparison of Investment Objectives & Principal Investment Strategies	4
Comparison of Principal Investment Risks	6
Emerging Markets Fund Performance	15
PROPOSAL 2: APPROVAL OF THE REORGANIZATION OF THE EMERGING MARKETS GREAT CONSUMER FUND INTO THE GLOBAL X EMERGING MARKETS GREAT CONSUMER ETF, A NEWLY CREATED SERIES OF GLOBAL X FUNDS	17
Organization	17
Comparison of Fees and Expenses	17
Comparison of Investment Objectives & Principal Investment Strategies	19
Comparison of Principal Investment Risks	20
Emerging Markets Great Consumer Fund Performance	31
ADDITIONAL INFORMATION RELEVANT TO PROPOSAL 1 AND PROPOSAL 2	32
Comparison of Fundamental and Non-Fundamental Policies of the Target Funds and the Acquiring Funds	32
Comparison of Management of the Funds	35
Portfolio Managers of the Acquiring Funds	38
Purchase and Sale of Fund Shares	39
Tax Information	40
Payments to Broker-Dealers and Other Financial Intermediaries	40
Fiscal Years	40
INFORMATION ABOUT THE PROPOSED REORGANIZATIONS	40
The Agreement and Plan of Reorganization	40
Reasons for the Proposed Reorganizations and Board Considerations	41
Federal Income Tax Consequences	43
Description of the Acquiring Funds' Securities to Be Issued and Shareholder Rights	45
Capitalization	45
ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS	45
Pricing of Fund Shares	46
Purchase and Sale of Fund Shares	47
Premiums/Discount and Share Information	53
Dividends and Distributions	53
Frequent Purchases and Redemptions	54
Taxes	54
OTHER INFORMATION	58
Distribution Arrangements	58
Distribution and Service Plan	59
Trustees and Officers	59
Service Providers	59
Charter Documents	60
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ii

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

Proposed Reorganizations

At separate meetings held on November 11, 2022, the Board of Trustees (the “Global X Board”) of the Global X Funds (the “Global X Trust”) and the Mirae Asset Board, including all of the Board members who are not “interested persons” (the “Independent Trustees”) of the Global X Trust and the Mirae Asset Trust under the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the Reorganization Agreement. The Reorganization Agreement provides, with respect to each Target Fund, for the transfer of all of the assets to and assumption of liabilities by the corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of such Target Fund (and, immediately prior to the Reorganization, cash in lieu of fractional shares, if any) and the termination of such Target Fund. Prior to each Reorganization, Class A shares and Class C shares of each Target Fund will be converted to Class I shares of the same Target Fund.

The Reorganization Agreement is subject to approval by the shareholders of each Target Fund. Each Reorganization, if approved by shareholders of the respective Target Fund and if certain closing conditions are met or waived, is scheduled to be effective as of the close of business on April 15, 2023, or on such later date as the parties may agree (the “Closing Date”). As a result of the Reorganizations, each shareholder of each Target Fund will become the owner of shares of the corresponding Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shareholder’s Target Fund shares as of the Closing Date (and, immediately prior to the Reorganizations, cash in lieu of fractional shares, if any). The consummation of the Reorganization of one Target Fund is not contingent on the specific consummation of the Reorganization of the other Target Fund. If shareholders of a Target Fund do not vote to approve the Reorganization Agreement with respect to their Target Fund, the Reorganization will not occur with respect to that Target Fund.

For the reasons set forth below in "INFORMATION ABOUT THE PROPOSED REORGANIZATIONS — Reasons for the Proposed Reorganizations and Board Considerations” the Mirae Asset Board, including all of the Independent Trustees, has concluded that the Target Funds’ participation in the Reorganizations is in the best interests of the Target Funds and their shareholders. The Mirae Asset Board, therefore, is hereby submitting the Reorganization Agreement to the shareholders of the respective Target Fund and recommending that shareholders of such Target Fund vote “FOR” the Reorganization Agreement effecting the Reorganization. The Global X Board has also approved the Reorganizations on behalf of the Acquiring Funds.

Approval of the Reorganization of each Target Fund will require the affirmative vote of a majority of the outstanding shares of such Target Fund, as defined in the 1940 Act. A “majority of the outstanding voting shares” of a Target Fund is defined in the 1940 Act as the lesser of: (a) 67% or more of the shares of such Target Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present at the Special Meeting or represented by proxy, or (b) more than 50% of the outstanding shares of such Target Fund. See “OTHER INFORMATION — Quorum and Voting” in this Proxy Statement/Prospectus.

PROPOSAL 1: APPROVAL OF THE REORGANIZATION OF THE EMERGING MARKETS FUND INTO THE GLOBAL X EMERGING MARKETS ETF, A NEWLY CREATED SERIES OF GLOBAL X FUNDS

Proposal 1 requests your approval of the Reorganization Agreement on behalf of the Emerging Markets Fund, a series of the Mirae Asset Trust, pursuant to which the Target Fund will be reorganized into the Global X Emerging Markets ETF, a series of the Global X Trust.
This discussion summarizes and compares various features of the Target Fund and the corresponding Acquiring Fund, including but not limited to, each Fund’s organization, investment objective, fees and expenses, primary investment strategies and risks, and, with respect to the Target Fund only, historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including the Target Fund’s prospectus, which is incorporated by reference. There is no assurance that a Fund will achieve its investment objective.
Organization

The Target Fund is a series of the Mirae Asset Trust. The Acquiring Fund is a newly created series of the Global X Trust established solely for the purpose of acquiring the assets and assuming the liabilities of the Target Fund and continuing the Target Fund’s business after consummation of the Reorganization. Both the Mirae Asset Trust and the Global X Trust are open-end, registered management investment companies organized as Delaware statutory trusts. The Acquiring Fund has not yet commenced operations and therefore has no performance history, but will assume the historical performance of the Target Fund after its Reorganization.
Comparison of Fees and Expenses

Following the Reorganization, the Acquiring Fund is expected to have a lower total expense ratio than each share class of the Target Fund. The Acquiring Fund’s management fee is structured as a unitary fee, meaning that Global X Management Company LLC (the “Adviser” or “GXMC”), each Acquiring Fund’s investment adviser, will be responsible for paying all Acquiring Fund expenses other than the advisory fee and certain excluded expenses, including taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses).

The table below shows the fees and expenses that you would pay if you were to buy, hold and sell shares of the Target Fund and the Acquiring Fund, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The fees and expenses in the tables appearing below are based on the expenses paid by the Target Fund as of April 30, 2022 (the end of the Target Fund’s most recently completed fiscal year) and the anticipated expenses of each Acquiring Fund during its first year of operation. You will not pay these charges in connection with the Reorganization.

The tables show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of April 30, 2022. The fee table does not reflect the costs associated with the Reorganization. There is no separate pro forma combined column because the Acquiring Fund’s pro forma table shows the fees and expenses that will apply going forward; the Acquiring Fund is not operational and does not currently have investment assets. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker which are not reflected in the tables and examples below.

TABLE OF SHAREHOLDER FEES

	Target Fund			Acquiring Fund (Pro Forma)
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds)	None[1]	1.00%	None	None
1     A 1.00% deferred sales charge may apply on certain redemptions of Class A shares made within 18 months of purchase if purchased without an initial sales charge).

	Target Fund			Acquiring Fund (Pro Forma)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.99%	0.99%	0.99%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.54%	0.53%	0.53%	0.00%
Total Annual Fund Operating Expenses	1.78%	2.52%	1.52%	0.75%
Fee Waiver/Expense Reimbursement*	(0.38)%	(0.37)%	(0.37)%	N/A
Total Annual Fund Operating Expenses After Waiver and Reimbursement*	1.40%	2.15%	1.15%	0.75%

* The Target Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”), has contractually agreed to waive its management fee and, if necessary, to reimburse the Target Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Target Fund do not exceed 1.40% (for Class A Shares), 2.15% (for Class C Shares) and 1.15% (for Class I Shares) of average daily net assets through August 31, 2023. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Mirae Asset Board, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. The agreement may be terminated prior to August 31, 2023 upon 90 days’ prior written notice by a majority of the non-interested trustees of the Mirae Asset Trust or by a majority of the outstanding voting securities of the Target Fund.
EXAMPLE
These Examples are intended to help you compare the cost of investing in the Class A, Class C, and Class I shares of the Target Fund with the cost of investing in the Acquiring Fund shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver, if applicable, for the contractual period above and the Total Annual Fund Operating Expenses thereafter. The Example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Funds in the secondary market. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$709	$1,068	$1,451	$2,520
Class C	$318	$749	$1,307	$2,828
Class I	$117	$444	$794	$1,781
Acquiring Fund (pro forma assuming consummation of the Reorganization)	$77	$240	$417	$930

You would pay the following expenses if you did not redeem or sell, as applicable, your shares:

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$709	$1,068	$1,451	$2,520
Class C	$218	$749	$1,307	$2,828
Class I	$117	$444	$794	$1,781
Acquiring Fund (pro forma assuming consummation of the Reorganization)	$77	$240	$417	$930

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally will indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 106% of the average value of its portfolio. Because the Acquiring Fund has not yet commenced operations, it does not have a portfolio turnover rate to disclose, but the portfolio turnover rate for the Acquiring Fund is expected to be comparable to the portfolio turnover rate for the Target Fund.
Comparison of Investment Objectives & Principal Investment Strategies

The Acquiring Fund is a separate series of the Global X Trust and has been created solely for the purpose of acquiring the assets and assuming the liabilities of the Target Fund and will not conduct any investment operations until after consummation of the Reorganization. The Acquiring Fund will have an identical investment objective and substantially similar investment strategies as the Target Fund, except that the Acquiring Fund is permitted to lend its securities, while the Target Fund is not permitted to lend its securities. The investment process that GXMC and Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Asset Hong Kong”), the Acquiring Fund’s sub-adviser, will use to select investments and determine when to sell securities for the Acquiring Fund is the same investment process that Mirae Asset USA and Mirae Asset Hong Kong, the Target Fund’s sub-manager, currently use for the Target Fund, and the description of the investment process in each Fund’s prospectus is substantially similar, although there may be non-material differences in how the Funds’ strategies are described in their respective prospectuses. The investment process of Mirae Asset USA and Mirae Asset Hong Kong is set forth below and in the Target Fund’s prospectus, which is incorporated by reference.

Investment Objectives
The Target Fund and the Acquiring Fund have the same investment objective, which is to achieve long-term capital growth. However, the Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ prior written notice to shareholders while the Target Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval.

Principal Investment Strategies
Each of the Target Fund and the Acquiring Fund employs substantially similar investment strategies in seeking to achieve its investment objective. The defined term “Investment Manager” in this section refers to Mirae Asset USA and Mirae Asset Hong Kong with respect to the Target Fund and GXMC and Mirae Asset Hong Kong with respect to the Acquiring Fund.
Under normal circumstances, the Target Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be sector leaders. With respect to the Target Fund, the Investment Manager defines “sector leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

Under normal circumstances, the Acquiring Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers in emerging markets; and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. The Acquiring Fund may lend securities representing up to one-third of the value of the Acquiring Fund’s total assets (including the value of the collateral received).

In determining whether an issuer is, or is likely to be, highly ranked with respect to the Target Fund or in a leading position in terms of market share and/or market capitalization within its respective country, region, industry, products produced or services offered with respect to the Acquiring Fund, the Investment Manager considers, among other things: (i) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; (ii) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and (iii) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value. With respect to the Acquiring Fund, these are companies that the Investment Manager believes are poised to benefit from the socio-economic changes occurring in emerging markets and may have the potential to achieve high levels of growth over the medium- to long-term.

With respect to the Acquiring Fund, the Investment Manager utilizes an active and bottom-up approach to portfolio construction, and does not apply a top-down country or sector allocation. The initial investment universe is derived primarily from quantitative analysis, using metrics like trading volume and market capitalization. After the initial investment universe has been screened, fundamental and qualitative analysis are applied for purposes of country and sector allocations and stock selection, all within a risk management framework. This risk management framework includes, but is not limited to, individual position size limits, country and sector weight limits relative to a broad-based benchmark, and a target number of holdings. As a result, the Acquiring Fund’s portfolio reflects what the Investment Manager believes are the most compelling investment opportunities within the eligible universe and subject to the parameters of the risk management framework.

The Acquiring Fund discloses that it generally expects to invest in a broad range of sectors and emerging market countries, but the Acquiring Fund may periodically focus its investments (i.e., hold 25% or more of its total assets) in a particular sector(s) and/or an emerging market country or countries. The Acquiring Fund also discloses that it may invest in China A-Shares, which are issued by companies incorporated in mainland China and traded on Chinese exchanges.

The Investment Manager considers an emerging market country to include any country that is: (i) generally recognized to be an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (i) the issuer’s primary trading market is in an emerging market; (ii) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in, emerging markets; (iii) the investment is included in an index representative of emerging markets; and (iv) the investment is exposed to the economic risks and returns of emerging markets.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its investment thesis for each issuer, judgment about the prices of the securities and valuations, portfolio cash management, market structural opportunities and concerns, and other macro-economic factors. The Target Fund/Acquiring Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Target Fund/Acquiring Fund may invest in securities of any market capitalization. Although the Target Fund/Acquiring Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, under normal market conditions, the Target Fund/Acquiring Fund invests in at least three different countries. Under normal market conditions, the Target Fund/Acquiring Fund intends to invest substantially all of its net assets in non-U.S. companies.

Comparison of Principal Investment Risks

Because the Target Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies, they are subject to substantially similar principal risks, except that the Acquiring Fund is subject to certain risks specific to operating as an exchange-traded fund (“ETF”) as well as being able to engage in securities lending.
The principal risks of investing in the Acquiring Fund and the Target Fund are shown in the chart below. Although the Funds present their risks differently, the principal risks of the Target Fund as they relate to the Target Fund's principal investment strategy are substantially the same as the principal risks of the Acquiring Fund with respect to the latter's principal investment strategy. As illustrated below, the primary difference in the Target Fund and Acquiring Fund's principal risk factors are related to the fact that the Target Fund is a traditional open-end mutual fund and the Acquiring Fund is an ETF and that the Acquiring Fund may engage in securities lending.
As with any investment, you could lose all or part of your investment in the Funds, and each Fund’s performance could trail that of other investments. There is no guarantee that the Funds will achieve their investment objective. The Funds are subject to the principal risks noted in the chart below, any of which may adversely affect such Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Target Fund	Acquiring Fund
Asset Allocation Risk: The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Active Management Risk: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Selection Risk: The securities selected by the Fund may underperform the market or other securities selected by other funds.	Asset Class Risk: Securities and other assets held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Risks of Investing in China A Shares: The Fund has access to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect and the Shenzen-Hong Kong Stock Connect (“Stock Connect”). Stock Connect is a mutual market access program through which foreign investors such as the Fund can deal in selected securities listed on a China stock exchange through the Hong Kong Stock Exchange (“SEHK”) and the clearing house in Hong Kong. Stock Connect allows overseas investors such as the Fund to purchase and hold securities listed on the Shanghai Stock Exchange and Shenzen Stock Exchange; and allows investors from China to purchase and hold shares listed on the SEHK. While Stock Connect provides a new channel for investors from Hong Kong and overseas to access the China stock market directly, Stock Connect is novel in nature. As a result, investing in China A Shares through Stock Connect presents various risks, including, but not limited to, market, regulatory and operational risks.

China A-Shares Risk: A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Foreign investors can access A-Shares by obtaining a Qualified Foreign Institutional Investor ("QFII") or a Renminbi Qualified Foreign Institutional Investor ("RQFII") license, as well as through the Stock Connect Program, which is a securities trading and clearing program with an aim to achieve mutual stock market access between the China and Hong Kong markets. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE") (in the case of Shanghai Connect) or the Shenzhen Stock Exchange ("SZSE") (in the case of Shenzhen Connect), and the China Securities Depository and Clearing Corporation Limited (“CSDCC”). The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. Investments in A-Shares are subject to various regulations and limits, and the recoupment or repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. In addition, investors from outside mainland China may face difficulties or prohibitions accessing certain A-Shares that are part of a restricted list in countries such as the U.S. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. Trading suspensions in certain stock could lead to greater market execution risk and costs for the Fund, and the creation and redemption of Creation Units (as defined below) may also be disrupted. These risks, among others, could adversely affect the value of the Fund’s investments.

Depositary Receipts Risk: There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the related foreign securities.

Depositary Receipts Risk: The Fund may invest in depositary receipts, such as ADRs and GDRs.  Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies. For additional details on these risks, please see Foreign Securities Risk.  Moreover, depositary receipts may not track the price of the underlying foreign securities on which they are based.  A holder of depositary receipts may also be subject to fees and the credit risk of the financial institution acting as depositary.

Equity Securities Risk; Stock Market Volatility: Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Preferred Stock Investment Risk: Preferred stock may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. Additionally, in certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. As interest rates rise, the value of the preferred stocks held by the Fund are likely to decline.

Large-Cap Securities Risk: Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Small- and Mid-Cap Securities Risk: Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Cash Transaction Risk: Unlike most exchange-traded funds (“ETFs”), the Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs.

Focus Risk: The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities of a particular issuer or issuers within the same geographic region, market, industry, group of industries, sector or asset class.

Risks Related to Investing in the Consumer Discretionary Sector: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Risks Related to Investing in the Financials Sector: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of current or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

See Foreign Securities Risk – Foreign Banks and Securities Depositories Risk below.
Custody Risk: The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund's custodian. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and may be subject to different and, in some cases, less stringent regulatory and disclosure standards and investor protections than U.S. investments. Also, political concerns, fluctuations in foreign currencies, less publicly available information, and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, there may be difficulties in obtaining or enforcing a court judgment abroad. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar. Moreover, foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Funds hold their foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, brokerage commissions, and other costs of buying, selling or holding securities in foreign markets are often higher than in the United States. This can reduce amounts the Funds can earn on their investments. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging markets countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for the Funds to carry out transactions.

Foreign Securities Risk: The Fund may invest, within U.S. regulations, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be differences between the last quote from the security’s closed foreign market and the value of the security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Geographic Concentration Risk: The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the Fund’s performance. For example, as of the most recently completed fiscal year, the Fund was substantially invested in China. See “Risks of Investing in China” below.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to: Risk of Investing in China, Risk of Investing in Emerging Markets, Risk of Investing in India, and Risk of Investing in South Korea.

Risks of Investing in China: Investments in China and Hong Kong are subject to special risks. The Chinese government continues to heavily influence the course of the Chinese markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly available information and/or political and social instability. China’s aging infrastructure, growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy. In addition, any attempt by China to exert control over Hong Kong’s economic, political or legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, thereby negatively affecting markets and business performance and adversely affecting the Fund’s investments.

Risk of Investing in China: Investment exposure to China subjects the Fund to risks specific to China.

Economic, Political and Social Risk

China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices, including recent reforms to liberalize its capital markets and expand the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

Risks of Investing in Asia: There are specific risks associated with investing in Asia, including the risk of severe political or military disruption. The development of Asian economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea, including the ongoing military threat from North Korean forces. Other significant ongoing political and military factors in Asia that may affect Asian economies and markets include the Chinese military threat to Taiwan and the South China Seas, as well as nuclear arms threats between India and Pakistan.
China has experienced major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned.
Asia comprises countries in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The smaller size of certain developing economies in Asia may result in a high concentration of holdings and high trading volume in a small number of issuers in such economies. For example, India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. In addition, as another example, securities trading on South Korean securities markets are concentrated in a relatively small number of issuers, which results in potentially fewer opportunities. Also, South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which could be a material risk for investments in South Korea. Furthermore, brokers in such markets generally are fewer in number and less well- capitalized than brokers in the United States, increasing the risk of default and delay in settlement. The limited size of the markets for some Asian securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.	Export growth continues to be a major driver of China’s rapid economic growth. Elevated trade tensions between China and its trading partners, including the imposition of U.S. tariffs on certain Chinese goods and increased international pressure related to Chinese trade policy and forced technology transfers and intellectual property protections, may have a substantial impact on the Chinese economy. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The continuation or worsening of the current political climate between China and the U.S. could result in additional regulatory restrictions being contemplated or imposed in the U.S. or in China that could impact the Fund’s ability to invest in certain companies.

Security Risk
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security, including the contagion of infectious viruses or diseases, may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments.

Heavy Government Control and Regulation
Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital.
Tax Risk
China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. Should legislation limit U.S. investors’ ability to invest in specific Chinese companies through A-shares or other share class listings that are part of the underlying holdings, these shares may be excluded from Fund holdings.
Special Risk Considerations of Investing in China – Variable Interest Entity Investments

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.
While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the Chinese government will not place similar restrictions on other industries.

Emerging Markets Risk: The risks of foreign investments are typically greater in emerging market countries. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. For these and other reasons, investments in emerging markets are often considered speculative.

Risk of Investing in Emerging Markets: As of the date of this Proxy Statement/Prospectus, China is an emerging market country. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. It may be difficult or impossible for the Fund to pursue claims against an emerging market issuer in the courts of an emerging market country. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal rights and remedies. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in India: Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, relatively underdeveloped securities markets and the risk of nationalization or expropriation of assets may result in higher potential for losses for investments in Indian securities.

Risk of Investing in South Korea: Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Disruption and Geopolitical Risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, natural and environmental disasters, systemic market dislocations, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of a Fund and its investments. Such events include the pandemic spread of the novel coronavirus known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit), the ongoing trade disputes between the United States and China, and the military conflict between Russia and Ukraine.

The onset of COVID-19 has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2022, expectations for higher policy interest rates and the removal of monetary policy support resulted in elevated market volatility and a weak start to January as markets rotated away from companies with weaker fundamentals and/or higher valuations. Sustained elevated inflation, global supply chain bottlenecks and labor shortages encouraged a U.S. Federal Reserve policy shift to increase interest rates. With central bankers needing to reflect that they remain ahead of the curve on inflation, there are concerns that monetary policy may provide less support should economic growth slow. The slowing growth of gross domestic product in China may weigh on global economic growth, while the COVID-19 pandemic remains a risk to both global economic growth and supply chain normalization. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Investment Manager seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading to achieve its principal investment objectives. Frequent trading increases transaction costs, which could detract from the Fund’s performance. This may also result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle.

Turnover Risk: The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Inflation Risk: Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Legal and Regulatory Risk: The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Target Fund Performance

The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no performance history. As accounting successor to the Target Fund, the Acquiring Fund will assume the Target Fund’s historical performance after the consummation of the Reorganization.
The accompanying bar chart and table provide some indication of the risks of investing in the Target Fund. The table shows the average annual total returns of each class of the Target Fund and also compares the Target Fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information for the Target Fund is available at no cost by visiting http://investments.miraeasset.us or by calling 1-888-335-3417. After consummation of the Reorganization, the Acquiring Fund will make updated performance information, including its current NAV, available at www.globalxetfs.com.
The Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Target Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

Best Quarter:	23.80%	12/31/2020
Worst Quarter:	-26.82%	3/31/2020

*    The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended September 30, 2022 was -28.11%.

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Target Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Target Fund’s performance over time to that of the MSCI Emerging Markets Index, a broad-based securities index.

Average Annual Total Returns (for the periods ended December 31, 2021)	One Year Ended December 31, 2021	Five Years Ended December 31, 2021	Ten Years Ended December 31, 2021
Class I
·Return before taxes	1.69%	11.63%	7.01%
·Return after taxes on distributions	0.30%	10.92%	6.69%
·Return after taxes on distributions and sale of Fund Shares	2.50%	9.19%	5.67%
Class A Returns Before Taxes	-4.46%	10.05%	6.12%
Class C Returns Before Taxes	-0.32%	10.51%	5.93%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	-2.22%	10.26%	5.87%

PROPOSAL 2: APPROVAL OF THE REORGANIZATION OF THE EMERGING MARKETS GREAT CONSUMER FUND INTO THE GLOBAL X EMERGING MARKETS GREAT CONSUMER ETF, A NEWLY CREATED SERIES OF GLOBAL X FUNDS

Proposal 2 requests your approval of the Reorganization Agreement on behalf of the Emerging Markets Great Consumer Fund, a series of the Mirae Asset Trust, pursuant to which the Target Fund will be reorganized into the Global X Emerging Markets Great Consumer ETF, a series of the Global X Trust.
This discussion summarizes and compares various features of the Target Fund and the corresponding Acquiring Fund, including but not limited to, each Fund’s organization, investment objective, fees and expenses, primary investment strategies and risks, and, with respect to the Target Fund only, historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including the Target Fund’s prospectus, which is incorporated by reference. There is no assurance that a Fund will achieve its investment objective.
Organization

The Target Fund is a series of the Mirae Asset Trust. The Acquiring Fund is a newly created series of the Global X Trust established solely for the purpose of acquiring the assets and assuming the liabilities of the Target Fund and continuing the Target Fund’s business after consummation of the Reorganization. Both the Mirae Asset Trust and the Global X Trust are open-end, registered management investment companies organized as Delaware statutory trusts. The Acquiring Fund has not yet commenced operations and therefore has no performance history, but will assume the historical performance of the Target Fund after its Reorganization.
Comparison of Fees and Expenses

Following the Reorganization, the Acquiring Fund is expected to have a lower total expense ratio than each share class of the Target Fund. The Acquiring Fund’s management fee is structured as a unitary fee, meaning that Global X Management Company LLC (the “Adviser” or “GXMC”), the Acquiring Fund’s investment adviser, will be responsible for paying all Acquiring Fund expenses other than the advisory fee and certain excluded expenses, including taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses).

The table below shows the fees and expenses that you would pay if you were to buy, hold and sell shares of the Target Fund and the Acquiring Fund, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The fees and expenses in the tables appearing below are based on the expenses paid by the Target Fund as of April 30, 2022 (the end of the Target Fund’s most recently completed fiscal year) and the anticipated expenses of each Acquiring Fund during its first year of operation. You will not pay these charges in connection with the Reorganization.

The tables show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of April 30, 2022. The fee table does not reflect the costs associated with the Reorganization. There is no separate pro forma combined column because the Acquiring Fund’s pro forma table shows the fees and expenses that will apply going forward; the Acquiring Fund is not operational and does not currently have investment assets. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker which are not reflected in the tables and examples below.

TABLE OF SHAREHOLDER FEES
.

	Target Fund			Acquiring Fund (Pro Forma)
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds)	None[1]	1.00%	None	None
1 A 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial      sales charge.

	Target Fund			Acquiring Fund (Pro Forma)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.99%	0.99%	0.99%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.20%	0.20%	0.20%	0.00%
Total Annual Fund Operating Expenses	1.44%	2.19%	1.19%	0.75%
Fee Waiver/Expense Reimbursement*	(0.04)%	(0.04)%	(0.04)%	N/A
Total Annual Fund Operating Expenses After Waiver and Reimbursement*	1.40%	2.15%	1.15%	0.75%
*    The Target Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”), has contractually agreed to waive its management fee and, if necessary, to reimburse the Target Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other fund expenses) of the Target Fund do not exceed 1.40% (for Class A Shares), 2.15% (for Class C Shares) and 1.15% (for Class I Shares) of average daily net assets through August 31, 2023. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Mirae Asset Board, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. The agreement may be terminated prior to August 31, 2023 upon 90 days’ prior written notice by a majority of the non-interested trustees of the Mirae Asset Trust or by a majority of the outstanding voting securities of the Target Fund.
EXAMPLE
These Examples are intended to help you compare the cost of investing in the Class A, Class C, and Class I shares of the Target Fund and Acquiring Fund with the cost of investing in the Acquiring Fund shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the contractual period above, if applicable, and the Total Annual Fund Operating Expenses thereafter. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$709	$1,001	$1,313	$2,197
Class C	$318	$681	$1,171	$2,521
Class I	$117	$374	$650	$1,440
Acquiring Fund (pro forma assuming consummation of the Reorganization)	$77	$240	$417	$930

You would pay the following expenses if you did not redeem or sell, as applicable, your shares:

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$709	$1,001	$1,313	$2,197
Class C	$218	$681	$1,171	$2,521
Class I	$117	$374	$650	$1,440
Acquiring Fund (pro forma assuming consummation of the Reorganization)	$77	$240	$417	$930

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally will indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 71% of the average value of its portfolio. Because the Acquiring Fund has not yet commenced operations, it does not have a portfolio turnover rate to disclose, but the portfolio turnover rate for the Acquiring Fund is expected to be comparable to the portfolio turnover rate for the Target Fund.
Comparison of Investment Objectives & Principal Investment Strategies

The Acquiring Fund is a separate series of the Global X Trust and has been created solely for the purpose of acquiring the assets and assuming the liabilities of the Target Fund and will not conduct any investment operations until after consummation of the Reorganization. The Acquiring Fund will have an identical investment objective and substantially similar investment strategies as the Target Fund, except that the Acquiring Fund is permitted to lend its securities, while the Target Fund is not permitted to lend its securities. The investment process that GXMC and Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Asset Hong Kong”), the Acquiring Fund’s sub-adviser, will use to select investments and determine when to sell securities for the Acquiring Fund is the same investment process that Mirae Asset USA and Mirae Asset Hong Kong, the Target Fund’s sub-manager, currently use for the Target Fund, and the description of the investment process in each Fund’s prospectus is substantially similar, although there may be non-material differences in how the Funds’ strategies are described in their respective prospectuses. The investment process of Mirae Asset USA and Mirae Asset Hong Kong is set forth below and in the Target Fund’s prospectus, which is incorporated by reference.

Investment Objectives
The Target Fund and the Acquiring Fund have the same investment objective, which is to achieve long-term capital growth. However, the Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ prior written notice to shareholders, while the Target Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval.

Principal Investment Strategies
Each of the Target Fund and the Acquiring Fund employs substantially similar investment strategies in seeking to achieve its investment objective. The defined term “Investment Manager” in this section refers to Mirae Asset USA and Mirae Asset Hong Kong with respect to the Target Fund and GXMC and Mirae Asset Hong Kong with respect to the Acquiring Fund.
Under normal circumstances, the Target Fund/Acquiring Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. The Acquiring Fund may lend securities representing up to one-third of the value of the Acquiring Fund’s total assets (including the value of the collateral received).

The Investment Manager’s Great Consumer investment strategy focuses on investments that the Investment Manager believes will benefit from the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

With respect to the Acquiring Fund, the Investment Manager utilizes an active and bottom-up approach to portfolio construction, and does not apply a top-down country or sector allocation. The initial investment universe is derived primarily from quantitative analysis, using metrics like trading volume and market capitalization. After the initial investment universe has been screened, fundamental and qualitative analysis are applied for purposes of country and sector allocations and stock selection, all within a risk management framework. This risk management framework includes, but is not limited to, individual position size limits, country and sector weight limits relative to a broad-based benchmark, and a target number of holdings. As a result, the Acquiring Fund’s portfolio reflects what the Investment Manager believes are the most compelling investment opportunities within the eligible universe and subject to the parameters of the risk management framework.

The Investment Manager considers an emerging market country to include any country that is: (i) generally recognized to be an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (i) the issuer’s primary trading market is in an emerging market; (ii) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (iii) the investment is included in an index representative of emerging markets; and (iv) the investment is exposed to the economic risks and returns of emerging markets.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption driven by key trends such as population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and the pursuit of a higher quality of life. The Target Fund/Acquiring Fund will invest in issuers across a range of industry sectors that may benefit from increasing consumption in emerging markets. Such industries may include, but are not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and communication services. The Acquiring Fund discloses that it may invest in China A-Shares, which are issued by companies incorporated in mainland China and traded on Chinese exchanges.

The Investment Manager buys and sells securities based on its investment thesis for each issuer, judgment about the prices of the securities and valuations, portfolio cash management, market structural opportunities and concerns, and other macro-economic factors. The Target Fund/Acquiring Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Target Fund/Acquiring Fund may invest in securities of any market capitalization. Although the Target Fund/Acquiring Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, under normal market conditions, the Target Fund/Acquiring Fund invests in at least three different countries. Under normal market conditions, the Target Fund/Acquiring Fund intends to invest substantially all of its net assets in non-U.S. companies.

Comparison of Principal Investment Risks

Because the Target Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies, they are subject to substantially similar principal risks, except that the Acquiring Fund is subject to certain risks specific to operating as an exchange-traded fund (“ETF”) as well as being able to engage in securities lending.

The principal risks of investing in the Acquiring Fund and the Target Fund are shown in the chart below. Although the Funds present their risks differently, the principal risks of the Target Fund as they relate to the Target Fund's principal investment strategy are substantially the same as the principal risks of the Acquiring Fund with respect to the latter's principal investment strategy. As illustrated below, the primary difference in the Target Fund and Acquiring Fund's principal risk factors are related to the fact that the Target Fund is a traditional open-end mutual fund and the Acquiring Fund is an ETF and that the Acquiring Fund may engage in securities lending.
As with any investment, you could lose all or part of your investment in the Funds, and each Fund’s performance could trail that of other investments. There is no guarantee that the Funds will achieve their investment objective. The Funds are subject to the principal risks noted in the chart below, any of which may adversely affect such Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Target Fund	Acquiring Fund
Asset Allocation Risk: The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Active Management Risk: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Selection Risk: The securities selected by the Fund may underperform the market or other securities selected by other funds.	Asset Class Risk: Securities and other assets held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.
Risks of Investing in China A Shares: The Fund has access to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect and the Shenzen-Hong Kong Stock Connect (“Stock Connect”). Stock Connect is a mutual market access program through which foreign investors such as the Fund can deal in selected securities listed on a China stock exchange through the Hong Kong Stock Exchange (“SEHK”) and the clearing house in Hong Kong. Stock Connect allows overseas investors such as the Fund to purchase and hold securities listed on the Shanghai Stock Exchange and Shenzen Stock Exchange; and allows investors from China to purchase and hold shares listed on the SEHK. While Stock Connect provides a new channel for investors from Hong Kong and overseas to access the China stock market directly, Stock Connect is novel in nature. As a result, investing in China A Shares through Stock Connect presents various risks, including, but not limited to, market, regulatory and operational risks.

China A-Shares Risk: A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Foreign investors can access A-Shares by obtaining a Qualified Foreign Institutional Investor ("QFII") or a Renminbi Qualified Foreign Institutional Investor ("RQFII") license, as well as through the Stock Connect Program, which is a securities trading and clearing program with an aim to achieve mutual stock market access between the China and Hong Kong markets. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE") (in the case of Shanghai Connect) or the Shenzhen Stock Exchange ("SZSE") (in the case of Shenzhen Connect), and the China Securities Depository and Clearing Corporation Limited (“CSDCC”). The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. Investments in A-Shares are subject to various regulations and limits, and the recoupment or repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. In addition, investors from outside mainland China may face difficulties or prohibitions accessing certain A-Shares that are part of a restricted list in countries such as the U.S. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. Trading suspensions in certain stock could lead to greater market execution risk and costs for the Fund, and the creation and redemption of Creation Units (as defined below) may also be disrupted. These risks, among others, could adversely affect the value of the Fund’s investments.

Depositary Receipts Risk: There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the related foreign securities.

Depositary Receipts Risk: The Fund may invest in depositary receipts, such as ADRs and GDRs.  Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies. For additional details on these risks, please see Foreign Securities Risk.  Moreover, depositary receipts may not track the price of the underlying foreign securities on which they are based. A holder of depositary receipts may also be subject to fees and the credit risk of the financial institution acting as depositary.

Equity Securities Risk; Stock Market Volatility: Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Preferred Stock Investment Risk: Preferred stock may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. Additionally, in certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. As interest rates rise, the value of the preferred stocks held by the Fund are likely to decline.

Large-Cap Securities Risk: Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Small- and Mid-Cap Securities Risk: Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Cash Transaction Risk: Unlike most exchange-traded funds ("ETFs"), the Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs.

Focus Risk: The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities of a particular issuer or issuers within the same geographic region, market, industry, group of industries, sector or asset class.

Risks Related to Investing in the Consumer Discretionary: Sector: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Risks Related to Investing in the Financials Sector: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of current or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

See Foreign Securities Risk – Foreign Banks and Securities Depositories Risk below.
Custody Risk: The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund's custodian. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and may be subject to different and, in some cases, less stringent regulatory and disclosure standards and investor protections than U.S. investments. Also, political concerns, fluctuations in foreign currencies, less publicly available information, and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, there may be difficulties in obtaining or enforcing a court judgment abroad. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar. Moreover, foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Funds hold their foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, brokerage commissions, and other costs of buying, selling or holding securities in foreign markets are often higher than in the United States. This can reduce amounts the Funds can earn on their investments. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging markets countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for the Funds to carry out transactions.

Foreign Securities Risk: The Fund may invest, within U.S. regulations, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be differences between the last quote from the security’s closed foreign market and the value of the security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Geographic Concentration Risk: The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the Fund’s performance. For example, as of the most recently completed fiscal year, the Fund was substantially invested in China. See “Risks of Investing in China” below.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to: Risk of Investing in China, Risk of Investing in Emerging Markets, and Risk of Investing in India.

Risks of Investing in China: Investments in China and Hong Kong are subject to special risks. The Chinese government continues to heavily influence the course of the Chinese markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly available information and/or political and social instability. China’s aging infrastructure, growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy. In addition, any attempt by China to exert control over Hong Kong’s economic, political or legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, thereby negatively affecting markets and business performance and adversely affecting the Fund’s investments.

Risk of Investing in China: Investment exposure to China subjects the Fund to risks specific to China.

Economic, Political and Social Risk

China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices, including recent reforms to liberalize its capital markets and expand the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

Risks of Investing in Asia: There are specific risks associated with investing in Asia, including the risk of severe political or military disruption. The development of Asian economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea, including the ongoing military threat from North Korean forces. Other significant ongoing political and military factors in Asia that may affect Asian economies and markets include the Chinese military threat to Taiwan and the South China Seas, as well as nuclear arms threats between India and Pakistan.
China has experienced major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned.

Asia comprises countries in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The smaller size of certain developing economies in Asia may result in a high concentration of holdings and high trading volume in a small number of issuers in such economies. For example, India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. In addition, as another example, securities trading on South Korean securities markets are concentrated in a relatively small number of issuers, which results in potentially fewer opportunities. Also, South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which could be a material risk for investments in South Korea. Furthermore, brokers in such markets generally are fewer in number and less well- capitalized than brokers in the United States, increasing the risk of default and delay in settlement. The limited size of the markets for some Asian securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.	Export growth continues to be a major driver of China’s rapid economic growth. Elevated trade tensions between China and its trading partners, including the imposition of U.S. tariffs on certain Chinese goods and increased international pressure related to Chinese trade policy and forced technology transfers and intellectual property protections, may have a substantial impact on the Chinese economy. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The continuation or worsening of the current political climate between China and the U.S. could result in additional regulatory restrictions being contemplated or imposed in the U.S. or in China that could impact the Fund’s ability to invest in certain companies.

Security Risk
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security, including the contagion of infectious viruses or diseases, may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments.

Heavy Government Control and Regulation
Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital.
Tax Risk

China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. Should legislation limit U.S. investors’ ability to invest in specific Chinese companies through A-shares or other share class listings that are part of the underlying holdings, these shares may be excluded from Fund holdings.
Special Risk Considerations of Investing in China – Variable Interest Entity Investments
For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the Chinese government will not place similar restrictions on other industries.
Emerging Markets Risk: The risks of foreign investments are typically greater in emerging market countries. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. For these and other reasons, investments in emerging markets are often considered speculative.

Risk of Investing in Emerging Markets: Investments in emerging markets, including China, which as of the date of this Proxy/Statement Prospectus is an emerging market county, may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. It may be difficult or impossible for the Fund to pursue claims against an emerging market issuer in the courts of an emerging market country. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal rights and remedies. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in India: Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, relatively underdeveloped securities markets and the risk of nationalization or expropriation of assets may result in higher potential for losses for investments in Indian securities.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Disruption and Geopolitical Risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, natural and environmental disasters, systemic market dislocations, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of a Fund and its investments. Such events include the pandemic spread of the novel coronavirus known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit), the ongoing trade disputes between the United States and China, and the current military conflict between Russia and Ukraine.

The onset of COVID-19 has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2022, expectations for higher policy interest rates and the removal of monetary policy support resulted in elevated market volatility and a weak start to January as markets rotated away from companies with weaker fundamentals and/or higher valuations. Sustained elevated inflation, global supply chain bottlenecks and labor shortages encouraged a U.S. Federal Reserve policy shift to increase interest rates. With central bankers needing to reflect that they remain ahead of the curve on inflation, there are concerns that monetary policy may provide less support should economic growth slow. The slowing growth of gross domestic product in China may weigh on global economic growth, while the COVID-19 pandemic remains a risk to both global economic growth and supply chain normalization. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Investment Manager and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund, the Adviser and the Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Inflation Risk: Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Legal and Regulatory Risk: The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Target Fund Performance

The Acquiring Fund is a newly organized fund that will commence operations upon consummation of the proposed Reorganization, and therefore, has no performance history. As accounting successor to the Target Fund, the Acquiring Fund will assume the Target Fund’s historical performance after the consummation of the Reorganization.
The accompanying bar chart and table provide some indication of the risks of investing in the Target Fund. The table shows the average annual total returns of each class of the Target Fund and also compares the Target Fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information for the Target Fund is available at no cost by visiting http://investments.miraeasset.us or by calling 1-888-335-3417. After consummation of the Reorganization, the Acquiring Fund will make updated performance information, including its current NAV, available at www.globalxetfs.com.
The Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Target Fund will perform in the future.

The bar chart below shows the Target Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

Best Quarter:	19.94%	6/30/2020
Worst Quarter:	-16.73%	3/31/2020

*     The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended September 30, 2022 was -31.31%.

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Target Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Target Fund’s performance over time to that of the MSCI Emerging Markets Index, a broad-based securities index.

Average Annual Total Returns (for the periods ended December 31, 2021)	One Year Ended December 31, 2021	Five Years Ended December 31, 2021	Ten Years Ended December 31, 2021
Class I
·Return before taxes	-13.41%	12.65%	7.73%
·Return after taxes on distributions	-15.13%	11.95%	7.39%
·Return after taxes on distributions and sale of Fund Shares	-7.08%	10.10%	6.29%
Class A Returns Before Taxes	-18.61%	11.05%	6.85%
Class C Returns Before Taxes	-15.04%	11.53%	6.67%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	-2.22%	10.26%	5.87%

ADDITIONAL INFORMATION RELEVANT TO PROPOSAL 1 AND PROPOSAL 2

Comparison of Fundamental and Non-Fundamental Policies of the Target Funds and the Acquiring Funds

Fundamental Investment Policies

Each Target Fund and each Acquiring Fund has adopted certain fundamental investment policies which may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of such Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of: (i) 67% or more of the shares of a fund present or represented by proxy at the meeting, if at least 50% of all outstanding shares of the fund are present at the meeting or represented by proxy, or (ii) more than 50% of the outstanding voting securities of a fund. Unless otherwise stated, all policies and limitations of the Funds other than the fundamental investment policies described below are non-fundamental and can be changed by the respective Target Fund's or Acquired Fund’s Board of Trustees without shareholder approval.
The following tables list the fundamental investment policies for each Target Fund and the fundamental investment policies for each corresponding Acquiring Fund.

Target Funds	Acquiring Funds
The Target Funds may not issue senior securities to the extent such issuance would violate applicable law.	The Acquiring Funds may not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
The Target Funds may not borrow money, except that (a) the Fund, to the extent permitted by applicable law, may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33⅓% of its total assets (including the amount borrowed), (b) the Target Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Target Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Target Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Target Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.	The Acquiring Funds may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Target Funds may not engage in the business of underwriting securities issued by others, except to the extent that the Target Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.	The Acquiring Funds may not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Acquiring Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit the Acquiring Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.
The Target Funds may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Target Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Target Fund’s ownership of securities.	The Acquiring Funds may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Acquiring Fund may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Acquiring Fund as a result of the ownership of securities.
The Target Funds may not purchase physical commodities or contracts relating to physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Target Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).	The Acquiring Funds may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
The Target Funds may not make loans to other persons except by (i) lending portfolio securities, (ii) entering into repurchase agreements and (iii) acquiring debt instruments or interests in indebtedness in accordance with the Target Fund’s investment objective and policies.	The Acquiring Funds may not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
The Target Funds may not invest more than 25% of its total assets in securities of companies within a single industry, provided that there is no limitation with respect to securities issued or guaranteed by the U.S. Government or any agencies or instrumentalities.	The Acquiring Funds may not “concentrate” their investments in a particular industry or group of industries provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Acquiring Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The Acquiring Funds reserve the right to deviate from their concentration policy as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time.

The Target Fund will not make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act. Therefore, the Target Fund may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Target Fund, except that up to 25% of the value of the Target Fund’s total assets may (taken at current value) be invested without regard to these limitations.	Each Acquiring Fund is classified as a diversified fund in accordance with the 1940 Act.
Each Target Fund considers its investment objective to be a fundamental policy that cannot be changed without shareholder approval.
Non-Fundamental Investment Policies The following tables list the non-fundamental investment policies for each Target Fund and the non-fundamental investment policies for each corresponding Acquiring Fund.

Target Funds	Acquiring Funds
Under normal circumstances, the Emerging Markets Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders (as defined above).	Under normal circumstances, the Global X Emerging Markets ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.
Under normal circumstances, the Emerging Markets Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.	Under normal circumstances, the Global X Emerging Markets Great Consumer ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.
The Target Funds may not purchase securities for the purpose of exercising control or management.	Each Acquiring Fund’s investment objective may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders of the Acquiring Fund.
The Target Funds may not purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Target Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

The Target Funds may not lend portfolio securities in an amount greater than 33⅓% (the Target Fund may set a lower percentage with a securities lending agent) of its total assets.	The Acquiring Funds are currently prohibited by the 1940 Act from lending any security or making any other loan if, as a result, more than 33 1/3% of their total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.
The Target Funds may not purchase illiquid securities (including repurchase agreements of more than seven days’ duration, certain restricted securities, and other securities which are not readily marketable), if, as a result, such securities would represent, at the time of purchase, more than 15% of the value of the Target Fund’s net assets. In the event that illiquid securities represent more than 15% of the value of the Target Fund’s assets, the Target Fund’s investment manager will consider corrective action necessary to maintain a level of portfolio liquidity that is appropriate under the circumstances.
To the extent consistent with its investment policies, an Acquiring Fund may invest up to 15% of its net assets in securities that are illiquid (calculated at the time of investment). An Acquiring Fund may not acquire any illiquid investment if, immediately after the acquisition, such Acquiring Fund would have invested more than 15% of its net assets in illiquid investments. If an Acquiring Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Acquiring Fund’s investments, the Fund will act in accordance with Rule 22e-4 under the 1940 Act and will take action to reduce its holdings of illiquid securities within a reasonable time frame deemed to be in the best interest of the Acquiring Fund.

Comparison of Management of the Funds

Investment Manager to the Target Funds: Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”), 1212 Avenue of the Americas, 10th Floor, New York, New York 10036, is the investment manager for each of the Target Funds. Mirae Asset USA, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), was organized in 2008 to provide investment advisory services for investment companies and other clients. Mirae Asset USA is indirectly majority-owned by Mirae Asset Global Investments Co., Ltd (“Mirae Asset Korea”) and indirectly minority-owned by Mirae Asset Hong Kong. As of September 30, 2022, Mirae Asset USA had approximately $4.38 billion in assets under management.
Under the investment management agreement between the Mirae Asset Trust, on behalf of the Target Funds, and Mirae Asset USA (the “Target Funds Investment Management Agreement”), Mirae Asset USA agrees to provide, or arrange for the provision of, investment advisory and certain management services to the Target Funds, subject to the oversight and supervision of the Mirae Asset Board. Mirae Asset USA is also obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties thereunder.

Sub-Manager to the Target Funds: In accordance with the terms of the Target Funds Investment Management Agreement, Mirae Asset USA has retained Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Asset Hong Kong”) to act as a sub-manager for each Target Fund. Mirae Asset Hong Kong, Unit 1101, 11F, Lee Garden Three, 1 Sunning Road, Causeway Bay, Hong Kong, an investment adviser registered under the Advisers Act, was established in December 2003 and engages in portfolio management activities primarily for individuals, institutional investors and investment trusts. Mirae Asset Hong Kong is wholly owned by Mirae Asset Korea. As of September 30, 2022, Mirae Asset Hong Kong had approximately $6.46 billion in assets under management.

For its services as investment manager, Mirae Asset USA is entitled to receive a monthly fee equal on an annual basis to a percentage of the average daily net assets of each Target Fund as set forth below:

Target Fund	Management Fee
Emerging Markets Fund	0.99%
Emerging Markets Great Consumer Fund	0.99%
Mirae Asset USA has contractually agreed to waive its management fee through August 31, 2023 and, if necessary, to reimburse each Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of each Target Fund’s investments and other extraordinary expenses not incurred in the ordinary course of each Target Fund’s business) of such Target Fund do not exceed the following percentage of its average daily net assets:

	Percentage of Average Daily Net Assets
	Class A	Class C	Class I
Emerging Markets Fund	1.40%	2.15%	1.15%
Emerging Markets Great Consumer Fund	1.40%	2.15%	1.15%
If, within three years following any amounts waived or reimbursed with respect to any share class, the operating expenses of such share class paid by a Target Fund are less than the expense limit for such share class, the applicable share class of such Target Fund may have to repay Mirae Asset USA all or a portion of the fees waived or reimbursed during the three-year period. Amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture with respect to that share class under the agreement. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Target Fund at the time of payment, and the Mirae Asset Board must approve the payment of such reimbursement. The expense limitation agreement may be terminated prior to August 31, 2023 upon 90 days’ prior written notice by a majority of the non-interested trustees of the Mirae Asset Trust or by a majority of the outstanding voting securities of the applicable Target Fund.

For the fiscal year ended April 30, 2022, Mirae Asset USA received from the Emerging Markets Fund and Emerging Markets Great Consumer Fund a management fee equal to 0.62% and 0.96%, respectively, of the average daily net assets of each Target Fund, after any applicable fee waivers.

Pursuant to the sub-management agreement, with respect to each Target Fund, Mirae Asset USA compensates Mirae Asset Hong Kong out of the management fee it receives from the applicable Target Fund for providing sub-advisory services. Such fees are payable monthly at an annualized rate of the average daily net assets of each Target Fund as listed below.

Emerging Markets Fund: 35% of those fees derived from assets allocated to, and managed by, Mirae Asset Hong Kong. The minimum and maximum allocation amounts upon which Mirae Asset Hong Kong is paid is 30% and 70%, respectively, of the average daily percentage of the Target Fund’s net assets.

Emerging Markets Great Consumer Fund: 35% of those fees derived from assets allocated to, and managed by, Mirae Asset Hong Kong. The minimum and maximum allocation amounts upon which Mirae Asset Hong Kong is paid is 30% and 70%, respectively, of the average daily percentage of the Target Fund’s net assets.

Mirae Asset USA and its affiliates may make payments to brokers, dealers, financial institutions and industry professionals (“Service Organizations”) relating to distribution and sales support activities out of their own resources or other sources available to them (and not as an additional charge to the Target Funds). Mirae Asset USA or its affiliates may pay to Service Organizations a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. Mirae Asset USA and its affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of a Target Fund or for these other services to the Target Fund and shareholders. These payments would be in addition to the Target Fund payments described in the Target Fund’s prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by Mirae Asset USA and its affiliates may be substantial. Payments by Mirae Asset USA may include amounts that are sometimes referred to as “revenue sharing” payments. “Revenue sharing” payments include payments for distribution-related expenses, such as marketing, promotional or related expenses, to Service Organizations through which investors may purchase shares of a Target Fund. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization or its representatives to recommend or sell shares of the Target Fund to you. Please contact your Service Organization for details about revenue sharing payments it may receive.

Investment Manager to the Acquiring Funds: Global X Management Company LLC (the “Adviser” or “GXMC”) serves as the investment adviser and the administrator for each Acquiring Fund pursuant to a Supervision and Administration

Agreement and related Investment Advisory Agreement. Subject to the supervision of the Global X Board, the Adviser is responsible for managing the investment activities of each Acquiring Fund and each Acquiring Fund’s business affairs and other administrative matters. The Adviser has been a registered investment adviser since 2008. The Adviser is a Delaware limited liability company with its principal offices located at 605 3rd Avenue, 43rd Floor, New York, New York 10158. The Adviser was organized in Delaware on March 28, 2008 as a limited liability company. On July 2, 2018, the Adviser consummated a transaction pursuant to which the Adviser became an indirect, wholly-owned subsidiary of Mirae Asset Korea. In this manner, the Adviser is ultimately controlled by Mirae Asset Korea, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. As of November 30, 2022, the Adviser provided investment advisory services for assets of approximately $39 billion.

The Acquiring Funds pay GXMC a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Under the “all-in” fee structure (also called a “unitary fee”), GXMC will be responsible for bearing the costs of various third-party services required by the Acquiring Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs. The Acquiring Funds bear other fees and expenses that are not covered by the Adviser, which may vary and will affect the total expense ratio of the Acquiring Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The monthly Management Fee payable to GXMC by the Acquiring Funds is at an annual rate (stated as a percentage of the average daily net assets) of:

Acquiring Fund	Management Fee
Global X Emerging Markets ETF	0.75%
Global X Emerging Markets Great Consumer ETF	0.75%

Because the Acquiring Funds have not yet commenced operations, no management fees have been paid to GXMC.

Sub-Adviser to the Acquiring Funds: The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Asset Hong Kong”), an affiliate of the Adviser, under which the Adviser pays Mirae Asset Hong Kong for management and operational services it provides to each Acquiring Fund. Mirae Asset Hong Kong, subject to the supervision and oversight of the Global X Board and the Adviser, is responsible for providing sub-advisory services to the Acquiring Funds. The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae Asset Hong Kong. Any such payments by the Adviser to Mirae Asset Hong Kong will be from the Adviser’s own resources. The Adviser pays Mirae Asset Hong Kong a fee in return for providing management and operation services to the respective Acquiring Fund.

The Adviser pays the Sub-Adviser a fee (“Sub-Adviser Management Fee”) in return for providing management and operation services on behalf of each Acquiring Fund. The Adviser will pay a monthly Sub-Adviser Management Fee to the Sub-Adviser at the rate set forth below for each Acquiring Fund:

Acquiring Fund	Sub-Adviser Management Fee
Global X Emerging Markets ETF	0.25% of the management fee of the respective Acquiring Fund, on assets managed by the Sub-Adviser
Global X Emerging Markets Great Consumer ETF

In addition, each Acquiring Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total expense ratio of each Acquiring Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Adviser may earn a profit on the Management Fee paid by each Acquiring Fund. Also, the Adviser, and not the shareholders of the Acquiring Funds, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets of the Acquiring Funds.

GXMC or its affiliates may pay compensation, out of profits derived from GXMC’s management fee or other resources and not as an additional charge to the Acquiring Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Acquiring Fund shares or the retention and/or servicing of Acquiring Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any other fees described in the fee table or elsewhere in the Acquiring Funds’ prospectuses or statements of additional information.

Examples of “revenue sharing” payments include, but are not limited to, payments to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Acquiring Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting GXMC access to the financial institution’s sales force; granting GXMC access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Acquiring Fund attributable to the financial institution, or other factors as agreed to by GXMC and the financial institutions or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of GXMC from time to time, and may be substantial, and may be different for different financial institutions, depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Acquiring Funds available to its customers and may allow the Acquiring Funds greater access to the financial institution’s customers.
A discussion regarding the basis for the Global X Board’s approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement and Investment Sub-Advisory Agreement for the Acquiring Funds will be available in the Acquiring Funds’ first Semi-Annual Report or Annual Report to shareholders for the period ended October 31st or April 30th, respectively.
Portfolio Managers of the Acquiring Funds

Information about the portfolio managers of each Acquiring Fund is listed below. William Malcolm Dorson has agreed to become an employee of GXMC in connection with the Reorganizations and to serve as a portfolio manager of each of the Acquiring Funds. The Acquiring Funds’ portfolio management teams will be the same as those of the Target Funds.
Global X Emerging Markets ETF
The Portfolio Managers who will be responsible for the day-to-day management of the Global X Emerging Markets ETF’s portfolio are William Malcolm Dorson, Rahul Chadha and Phil Lee.

William Malcolm Dorson

William Malcolm Dorson is a Portfolio Manager focusing on the emerging markets ex-Asia. Prior to joining Mirae Asset as an investment analyst in 2015, Mr. Dorson was an investment analyst at Ashmore Group from 2013 to 2015 where he covered Latin America. From 2009 to 2011, Mr. Dorson worked at Citigroup, as an Assistant Vice President focusing on asset management for ultra-high net worth clients. Mr. Dorson began his career in 2006 as an analyst on the convertible securities team at Deutsche Bank. Mr. Dorson holds an M.B.A. from the Wharton School, an M.A. in International Studies from the Lauder Institute, and a Bachelor of Arts degree from the University of Pennsylvania. Mr. Dorson is based in New York.

Rahul Chadha

Rahul Chadha is a Co-Chief Investment Officer of Mirae Asset Hong Kong. Prior to joining Mirae Asset Hong Kong as a Senior Portfolio Manager in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. Mr. Chadha holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi.

Phil Lee

Mr. Lee has been with Mirae Asset Hong Kong since 2007 and became a member of the Hong Kong-based Asia Pacific Research Team in 2010; initially as Deputy Head of the Team, while also covering the Asia Pacific financials and consumer discretionary sector. He has been overseeing the Asia Pacific Research Team since 2014 and started managing the Luxembourg-domiciled Mirae Asset Asia Growth Equity Fund in January 2015. He has also managed a number of China flagship funds domiciled in Luxembourg and Korea since March 2019. Mr. Lee earned his Bachelor’s degree in Economics from Seoul National University.

Global X Emerging Markets Great Consumer ETF

The Portfolio Managers who will be currently responsible for the day-to-day management of the Global X Emerging Markets Great Consumer ETF’s portfolio are William Malcolm Dorson, Joohee An and Sol Ahn.

William Malcolm Dorson

William Malcolm Dorson is a Portfolio Manager focusing on the emerging markets ex-Asia. Prior to joining Mirae Asset as an investment analyst in 2015, Mr. Dorson was an investment analyst at Ashmore Group from 2013 to 2015 where he covered Latin America. From 2009 to 2011, Mr. Dorson worked at Citigroup, as an Assistant Vice President focusing on asset management for ultra-high net worth clients. Mr. Dorson began his career in 2006 as an analyst on the convertible securities team at Deutsche Bank. Mr. Dorson holds an M.B.A. from the Wharton School, an M.A. in International Studies from the Lauder Institute, and a Bachelor of Arts degree from the University of Pennsylvania. Mr. Dorson is based in New York.

Joohee An

Joohee An is a Senior Portfolio Manager with Mirae Asset Hong Kong, where she manages investments in the Asia region and is a core member of the Global Investment Team in Hong Kong. Prior to joining Mirae Asset Hong Kong as a Portfolio Manager/Investment Analyst in 2009, Ms. An was at Mirae Asset Global Investments Co., Ltd. in Seoul, where she worked as an investment analyst and portfolio manager from 2006 to 2009. She was an equity analyst at LG Securities from 2004 to 2006. Ms. An has a Bachelor of Business Administration from Yonsei University.

Sol Ahn

Sol Ahn is a Portfolio Manager at Mirae Asset Hong Kong, where she focuses on researching and analyzing companies in the consumer discretionary, services and materials sectors. Ms. Ahn began her career in 2006 as an intern at Government of Singapore Investment Corporation. In the same year, she joined Mirae Asset Global Investments in Seoul, spending a year as an investment analyst covering the industrials sector. Before moving to Hong Kong, she worked for the Global Investments Division for two years as an Investment Analyst supporting portfolio managers with analysis of industries and companies in emerging markets. Ms. Ahn holds a Bachelor of Business Administration degree from Korea University, and participated in a one-year exchange program studying in the Faculty of Business and IMBA at Antai School of Management, Shanghai Jiao Tong University in China. She is a Chartered Financial Analyst.

The SAI provides information about the Portfolio Managers’ compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific fund(s) they manage and the aggregate range of their individual ownership in the Acquiring Funds.
Purchase and Sale of Fund Shares

The Target Funds and the Acquiring Funds have different procedures for purchasing and redeeming shares, which are summarized below. Unlike the Target Funds, the Acquiring Funds do not have an exchangeability feature. This Proxy Statement/Prospectus contains more information on the procedures applicable to purchases and redemptions of the shares of the Acquiring Funds. The Target Fund prospectus provides information with respect to the procedures applicable to purchases, exchanges, and sales of the shares of the Target Funds.
Purchase and Sale of Acquiring Fund Shares
Shares of the Acquiring Funds will be listed and traded at market prices on the below exchanges (each an “Exchange”):

Acquiring Fund	Exchange
Global X Emerging Markets ETF	NYSE Arca Inc.
Global X Emerging Markets Great Consumer ETF	NYSE Arca Inc.

Shares may only be purchased and sold on the Exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only “Authorized Participants” (generally large institutional investors that have been authorized by the Acquiring Funds’ distributor to purchase and redeem large blocks of shares (known as creation units) pursuant to legal requirements) who have entered into agreements with each Acquiring Fund’s distributor, may engage in creation or redemption transactions directly with the Acquiring Fund. The Acquiring Funds will only issue or redeem shares that have been aggregated into blocks of 10,000 shares or multiples thereof (“Creation Units”). The Acquiring Funds will issue or redeem Creation Units in return for a basket of cash and/or securities that the Acquiring Funds specify any day that the national securities exchanges are open for business (“Business Day”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Acquiring Funds (bid) and the lowest price a seller is willing to accept for shares of the Acquiring Funds (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). To access information regarding the Acquiring Funds’ NAV, market price, premiums and discounts, and bid-ask spreads, when available, please go to https://www.globalxetfs.com. The Acquiring Funds do not provide for the exchange of shares.
Purchase and Sale of Target Fund Shares
Each Target Fund calculates the NAV of each class of its shares as of the close of regular trading of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, on each day that the NYSE is open for trading. Your purchase or redemption order will be determined based on the NAV per share of the applicable share class next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and the transfer agent receives your order by (i) the transfer agent’s close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) received your order by the valuation time; or (ii) the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank) to the transfer agent. Target Fund shareholders may exchange shares of the Target Fund for shares of the same class of another eligible account across all mutual funds, regardless of share class, sponsored or advised by Mirae Asset USA at NAV by requesting your financial adviser to process the exchange request or by contacting the transfer agent directly.
Tax Information

Target Fund and Acquiring Fund distributions may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case distributions from such tax-advantaged arrangement, in contrast to distributions from the Target Fund or the Acquiring Fund to such tax-advantaged arrangement, may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries

GXMC and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Acquiring Fund shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales-persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.
Fiscal Years

The fiscal/tax year end of the Target Funds is April 30. The fiscal/tax year end for the Acquiring Funds is April 30.

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS
The Agreement and Plan of Reorganization

Shareholders of each Target Fund are being asked to approve the Reorganization Agreement, which sets forth the terms and conditions under which each Reorganization will be implemented. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached as Appendix A to this Proxy Statement/Prospectus.
If the shareholders of a Target Fund approve the Reorganization Agreement, the Reorganization will be completed after various conditions are satisfied, including the preparation of certain documents. If the shareholders of a Target Fund do not approve the Reorganization Agreement, the Reorganization will not take place. The Target Fund will continue to operate as it currently does, and the Mirae Asset Board will consider such other actions as it deems necessary or appropriate.
If the Reorganization Agreement is approved by a Target Fund’s shareholders, each class of shares of the Target Fund, other than Class I Shares, will then be converted into Class I Shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganization. After such conversion, any fractional shares held by shareholders will be redeemed, and the Target Fund will distribute the redemption proceeds to those shareholders. The redemption of shareholders’ fractional shares will likely be a taxable event for such shareholders and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.
On the closing date, which is scheduled to occur on or about April 15, 2023 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Target Funds and the Acquiring Funds may mutually agree, each Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund’s assets), to the corresponding Acquiring Fund and the Acquiring Fund will assume all liabilities of the Target Fund. In exchange, the Acquiring Fund will issue the Acquiring Fund shares that have an aggregate NAV equal to the dollar value of the net assets delivered to the Acquiring Fund by the Mirae Asset Trust, on behalf of the Target Fund. The Mirae Asset Trust, on behalf of the Target Fund, will distribute to shareholders the Acquiring Fund shares it receives. Each shareholder of a Target Fund will receive corresponding Acquiring Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund (and, immediately prior to the Reorganization, cash in lieu of fractional shares, if any). The Target Fund will accept requests for redemptions only if received in proper form before 4:00 p.m., Eastern time, on the Closing Date. Shareholders other than authorized participants who wish to redeem shares after 4:00 p.m., Eastern time, on the Closing Date will no longer be entitled to do so and will instead have to sell their shares on an exchange using their brokerage account. Each Target Fund will then terminate its existence, liquidate, and dissolve.

Under the Reorganization Agreement, on the Closing Date, the NAVs of the Target Funds’ shares will be determined immediately after the close of regular trading on the NYSE on the Valuation Date (as defined in the Reorganization Agreement) pursuant to the Target Funds’ valuation procedures. The aggregate value of your Target Fund shares, as computed on the Closing Date, will equal the aggregate value of the Acquiring Fund shares that you receive in the applicable Reorganization. The Target Funds’ valuation procedures, although substantially similar to the Acquiring Funds’ valuation procedures, differ in certain respects from the Acquiring Funds’ valuation procedures. The impact of these differences on the NAV of the Acquiring Funds’ shares on the trading day following the Reorganization is uncertain, and could have an additional positive or negative effect on NAV, depending on the instruments involved and market conditions at such time as the determination is made.

The obligations under the Reorganization Agreement are subject to various conditions, including, but not limited to:
•the Acquiring Funds’ registration statement on Form N-14 under the Securities Act of 1933, of which this Proxy Statement/Prospectus is a part, shall have been filed with the SEC, such registration statement shall have become effective, no stop-order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date;
•the shareholders of a Target Fund shall have approved the Reorganization; and
•the Mirae Asset Trust, on behalf of a Target Fund, and the Global X Trust, on behalf of the corresponding Acquiring Fund, shall have received a tax opinion, described further below, that the Reorganization is a “reorganization” within the meaning of Section 368(a) of the Code and generally is not expected to result in the recognition of gain or loss for federal income tax purposes for the Target Fund, the Acquiring Fund or their shareholders.

The Mirae Asset Trust, on behalf of a Target Fund, and the Global X Trust, on behalf of the corresponding Acquiring Fund, may terminate or abandon the Reorganization Agreement at any time before or after the approval of the Reorganization Agreement by the shareholders of the Target Fund.
Reasons for the Proposed Reorganizations and Board Considerations

Upon careful consideration of all relevant factors, including the potential impact of the Reorganizations on the Target Funds’ shareholders, Mirae Asset USA concluded that reorganizing each Target Fund into its corresponding Acquiring Fund would be in the best interests of the Target Funds and their shareholders. These benefits include: (1) each Acquiring Fund will be managed pursuant to the same investment objective and substantially similar investment strategies as the corresponding Target Fund; (2) each Acquiring Fund will be managed by the same portfolio management team as the corresponding Target Fund; (3) the Acquiring Funds will benefit from the reputation, financial strength, and resources of GXMC; (4) the Target Funds will not bear any direct expenses in connection with the Reorganizations; (5) each Acquiring Fund will pay lower management fees and is anticipated to pay lower total expenses than the corresponding Target Fund; (6) the Reorganizations are expected to qualify as tax-free reorganizations for U.S. federal income tax purposes; and (7) the Acquiring Funds will benefit from the ETF structure, which generally includes intra-day trading, increased tax efficiency, greater transparency into portfolio holdings, lower portfolio transaction costs, and less cash drag on performance.
The Mirae Asset Board considered the Reorganization at a meeting held on November 11, 2022. The Mirae Asset Board evaluated the terms of the Reorganization Agreement, each Target Fund’s investment objective and strategies, the expenses relating to the Reorganizations, each Target Fund’s fees and expenses, the experience and expertise of the Acquiring Funds’ investment adviser, federal income tax consequences of the Reorganizations, and possible alternatives to the Reorganizations.
In addition, the Mirae Asset Board considered Mirae Asset USA’s proposal that each Target Fund be reorganized into an Acquiring Fund because the ETF structure of the Acquiring Fund may provide benefits with respect to the management of capital gains distributions. In a mutual fund, such as the Target Funds, when portfolio securities are sold, either to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind generally reducing the realization of capital gains by the ETFs for the same processes. As a result, shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares. The Mirae Asset Board considered that each Acquiring Fund will pursue the same investment objective and substantially similar investment strategies as the corresponding Target Fund but have the risks and benefits of operating in the ETF structure. GXMC will serve as the investment adviser of each Acquiring Fund after the Reorganizations, but no change in portfolio managers will result from the Reorganizations. In addition, each Acquiring Fund will have a lower management fee rate than that of its corresponding Target Fund in addition to a unitary fee structure, and is, therefore, expected to experience lower overall expenses as compared to its corresponding Target Fund.
The Mirae Asset Board, including all of the Trustees who are not “interested persons” under the 1940 Act, determined that each Reorganization is in the best interests of respective Target Fund and its shareholders and approved the Reorganizations and the Reorganization Agreement subject to shareholder approval.
The Mirae Asset Board’s determinations were based on a comprehensive evaluation of the information provided to it. During its review, the Mirae Asset Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. Although the Mirae Asset Board considered broader issues arising in the context of the Reorganizations, its determinations with respect to the Reorganizations were made on a fund-by-fund basis. The Mirae Asset Board considered the following factors, among others, in its evaluation of the Reorganizations:
The Terms and Conditions of the Reorganizations. The Mirae Asset Board considered the terms of the Reorganization Agreement and, in particular, that the transfer of the assets of the Target Funds will be in exchange for shares of the Acquiring Funds and the Acquiring Funds’ assumption of the liabilities of the Target Funds. The Mirae Asset Board also took note of the fact that no commission or other transactional fees would be imposed on the Target Funds’ shareholders in connection with the Reorganizations. In addition, the Mirae Asset Board noted that pursuant to the Reorganization Agreement, each Target Fund shareholder’s account will be credited with the number of corresponding Acquiring Fund shares equal to the value of the Target Fund shares that each shareholder holds immediately prior to the Reorganization. The Mirae Asset Board also noted that the value of the Target Funds’ assets to be acquired and the amount of their liabilities to be assumed by the Acquiring Funds and the NAV of a share of the Target Funds will be determined in accordance with the valuation methodologies described in the Target

Funds’ prospectus, as may be supplemented, and the valuation procedures established by the Mirae Asset Board. As a result, the Mirae Asset Board noted that the interests of the Target Funds’ shareholders would not be diluted as a result of the Reorganizations. The Board also noted that the Reorganizations would be submitted to the Target Funds’ shareholders for approval.
Investment Objective, Investment Strategies and Risk. The Mirae Asset Board considered that each Acquiring Fund would be structured as an ETF, and would have the same investment objective and substantially similar investment strategies as its corresponding Target Fund. The Mirae Asset Board also considered that the Acquiring Funds would be subject to certain additional risks, including risks associated with securities lending and risks unique to their structure as ETFs, including market trading risks and premium/discount risks.

Portfolio Management Continuity. The Mirae Asset Board considered that while GXMC would replace Mirae Asset USA as the investment adviser to each Acquiring Fund, each Acquiring Fund would continue to be managed by the same portfolio management team as the corresponding Target Fund.
Reputation, Financial Strength, and Resources of GXMC. The Mirae Asset Board considered information provided with respect to the reputation, financial strength and resources of GXMC. In evaluating the resources of GXMC and the rationale for the Reorganizations, the Mirae Asset Board also considered the financial industry experience and backgrounds of the key personnel at GXMC and Mirae Asset Hong Kong that are expected to provide services to each Acquiring Fund.
Expenses Relating to Reorganization. The Mirae Asset Board considered that the Target Funds’ shareholders will not incur any direct expenses in connection with the Reorganizations. All direct expenses relating to each proposed Reorganization, which are estimated to be approximately $200,000 - $500,000, whether or not consummated, will be borne by GXMC, including expenses related to the solicitation of proxies, preparing and filing the Proxy Statement/Prospectus, and the cost of copying, printing, and mailing proxy materials.
Relative Expense Ratios. The Mirae Asset Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in each “Comparison of Fees and Expenses” section above), which indicated that the estimated total annual fund operating expense ratio for each Acquiring Fund is expected to be lower than that of its corresponding Target Fund.
Federal Income Tax Consequences. The Mirae Asset Board considered that the Reorganizations are expected to qualify as reorganizations for federal income tax purposes and that the Target Funds and the shareholders of the Target Funds are not expected to recognize any gain or loss upon receipt of shares of the Acquiring Funds in the Reorganizations.
Governance. The Mirae Asset Board considered information regarding the governance of the Global X Trust and its oversight by the Global X Board.
Other Alternatives. The Mirae Asset Board considered alternatives to the Reorganizations that were identified by Mirae Asset USA, including the continued operation as traditional mutual funds and the liquidation of the Target Funds, and discussed with counsel. After discussion, the Mirae Asset Board agreed that the possible alternatives were less desirable than the Reorganizations.
Based on the foregoing, the Mirae Asset Board determined that each Reorganization is in the best interests of each Target Fund and its respective shareholders. The Mirae Asset Board approved the Reorganizations, subject to approval by shareholders of the Target Funds and the solicitation of the shareholders of the Target Funds to vote “FOR” the approval of the Reorganization Agreement. These determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Tax Consequences

The following is a general summary of the material federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing regulations of the U.S. Department of the Treasury (the “Income Tax Regulations”), current administrative rulings of the Internal Revenue Service (the “IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.
Each Reorganization is intended to qualify as a tax-free “reorganization” for federal income tax purposes under section 368(a)(1) of the Code. As a condition to each Reorganization, the Mirae Asset Trust and the Global X Trust will receive a legal opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that (1) subject to customary assumptions, (2) conditioned on certain representations and warranties being true and complete at the Closing Date and consummation of the Reorganization in accordance with the Reorganization Agreement (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that Stradley Ronon Stevens & Young, LLP has not approved), and (3) on the basis of the existing provisions of the Code, the Income Tax Regulations promulgated thereunder, and current administrative and judicial interpretations thereof, for federal income tax purposes (with respect to that Reorganization, the Funds participating therein, and the participating Target Fund’s shareholders):
1.The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the applicable Target Fund and the corresponding Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

2.No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the applicable Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

3.The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

4.The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

5.No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

6.No gain or loss will be recognized by the applicable Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by applicable Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

7.The aggregate tax basis of the shares of the Acquiring Fund each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

8.Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange; and

9.The taxable year of the Target Fund will not be required to end solely as a result of the Reorganization.

Notwithstanding the foregoing, that opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Target Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.
Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganizations are consummated but the IRS or the courts were to determine that any Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund in that Reorganization would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of such Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquiring Fund shares it received.
General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, if any, as of the date of closing of the Reorganization, of the Target Fund move to the Acquiring Fund in the Reorganization and are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. If, as is anticipated, at the Closing Date, the Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Target Fund as a result of the Reorganization. Thus, the Reorganization is not expected to result in any limitation on the use by an Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions to which the Acquiring Fund might engage post-Reorganization.
Dispositions of Portfolio Holdings by Target Fund. There may be certain foreign markets where the transfer of the respective Target Fund’s portfolio holdings to the corresponding Acquiring Fund, as a result of the Reorganization, is not permissible. In such instances, the Target Fund may need to dispose of such securities in advance of the Reorganizations, which will result in the recognition of gain or loss to the Target Fund. As of the date of this Proxy Statement/Prospectus, it is not anticipated that dispositions of portfolio holdings by the Target Fund will result in the recognition of material amounts of capital gains by Target Fund shareholders because portfolio holdings that may need to be sold are in a net unrealized depreciated position. The amount of any capital gain or loss that ultimately might be realized because of dispositions of portfolio holdings of the Target Fund will depend on the net unrealized appreciation or depreciation of such holdings at the time such holdings are sold.

Shareholders of the Target Funds should consult their tax advisers regarding the tax consequences to them, if any, of the Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of the Target Funds should also consult tax advisers as to state and local tax consequences, if any, to them of the Reorganizations.
Description of the Acquiring Funds’ Securities to Be Issued and Shareholder Rights

The Mirae Asset Trust, of which each Target Fund is a series, and the Global X Trust, of which each Acquiring Fund is a series (created solely for the purpose of effecting the Reorganizations), are each an open-end, registered management investment company. Each Target Fund offers Class A, Class C and Class I Shares whereas each corresponding Acquiring Fund offers a single class of shares of beneficial interest. Prior to each Reorganization, Class A shares and Class C shares of each Target Fund will be converted to Class I shares of the same Target Fund.
Capitalization

The following table shows, on an unaudited basis, the capitalization as of October 31, 2022 for the Target Funds.  The Acquiring Funds are newly formed series of the Global X Trust that will commence operations upon consummation of the Reorganizations. Therefore, the Acquiring Funds had no assets or shares outstanding as of October 31, 2022, and no estimated capitalization is available. The table also sets forth the pro forma combined Funds as if the Reorganizations had occurred on that date. If a Reorganization is approved by the Target Fund’s shareholders, each class of shares of the Target Fund, other than Class I Shares, will be converted into Class I Shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganization. At the closing of each Reorganization, shareholders of the Target Fund will receive the corresponding Acquiring Fund shares (and, immediately prior to the Reorganization, cash in lieu of fractional shares, if any) based on the relative NAVs per share of the Funds as of 4:00 p.m., Eastern time, on the Closing Date.

Each Target Fund shall be the accounting and performance survivor in its respective Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.

	Target Fund - Emerging Markets Fund			Global X Emerging Markets ETF(1)	Adjustments(2)	Global X Emerging Markets ETF (pro forma)
	Class A	Class C	Class I
Net Assets	$1,010,470	$2,130,355	$27,579,882	—	$100,000	$30,620,707(3)
Net Asset Value Per Share	$9.71	$8.81	$9.97	—	$25.00	$25.00
Shares Outstanding	104,074	241,875	2,767,003	—	1,224,827	1,224,827

	Target Fund - Emerging Markets Great Consumer Fund			Global X Emerging Markets Great Consumer ETF(1)	Adjustments(2)	Global X Emerging Markets Great Consumer ETF (pro forma)
	Class A	Class C	Class I
Net Assets	$22,077,783	$7,858,659	$459,586,876	—	$1,500,000	$488,023,318(3)
Net Asset Value Per Share	$10.48	$9.48	$10.80	—	$25.00	$25.00
Shares Outstanding	2,107,081	828,915	42,554,840	—	19,520,231	19,520,231
(1) The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2) “Adjustments” reflect the expenses in connection with the Reorganizations and the issuance of shares of the Acquiring Funds to shareholders of the Target Funds.
(3) Since shares of the Acquiring Fund are not issued in fractional shares and, as a result, cash will be paid to shareholders in connection with the applicable Reorganization in lieu of fractional shares, the net assets of the Acquiring Fund upon consummation of the Reorganization may be less than the net assets of the corresponding Target Fund.

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS

Pricing of Fund Shares

The Acquiring Funds calculate their NAV as of the regularly scheduled close of business of the Exchange (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for business, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of each Acquiring Fund is calculated by dividing the value of the net assets of such Acquiring Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares, generally rounded to the nearest cent. The price of Acquiring Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

In calculating each Acquiring Fund’s NAV, the Acquiring Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost, provided the amortized cost is approximately the value on current sale of the security. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Acquiring Fund may use various pricing services or discontinue the use of any pricing service.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Global X Board. A price obtained from a pricing service based on such pricing service’s valuation matrix may be used to fair value a security. The frequency with which the Acquiring Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Acquiring Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Acquiring Fund's NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing Acquiring Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Because foreign markets may be open on different days than the days during which a shareholder may purchase shares, the value of an Acquiring Fund’s investments may change on days when shareholders are not able to purchase shares. Additionally, due to varying holiday schedules, redemption requests made on certain dates may result in a settlement period exceeding seven calendar days.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser.

The right of redemption may be suspended or the date of payment postponed with respect to Acquiring Fund (1) for any period during which the NYSE Arca or listing exchange is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the NYSE Arca or listing exchange is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of Acquiring Fund's portfolio securities or determination of its NAV is not reasonably practicable, or (4) in such other circumstances as the SEC permits.

For a description of each Target Fund’s pricing of Fund shares, refer to the Target Funds’ prospectus, which is incorporated by reference, and available upon request without charge. For more information regarding the Acquiring Funds’ pricing of Fund shares, see the SAI relating to this Proxy Statement/Prospectus.

Purchase and Sale of Fund Shares

The Acquiring Funds may issue or redeem Creation Units in return for a “custom basket” or a “standard basket” of cash and/or securities that the Fund specifies any Business Day (defined below). A "custom basket" is defined as either (i) a basket that is composed of a non-representative selection of the Acquiring Fund's portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. A standard basket is a basket of securities, assets or other positions that is generally representative of the Acquiring Fund’s portfolio in exchange for which an exchange-traded fund issues (or in return for which it redeems) creation units.

All standard and custom baskets will be governed by the Global X Trust’s written policies and procedures for basket creation, including (with respect to custom baskets): (i) detailed parameters for the construction and acceptance of custom baskets that are in the best interest of the Acquiring Fund and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (ii) a specification of the titles or roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters.

The Global X Trust issues and sells shares of each Acquiring Fund only in Creation Unit Aggregations. The Global X Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any fund of the Global X Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Global X Board.
General. The Global X Trust issues and sells shares of an Acquiring Fund only in Creation Units on a continuous basis through the SEI Investments Distribution Co. (the “Distributor”), without a sales load, at the Acquiring Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.
A “Business Day” with respect to each Acquiring Fund is any day on which the Exchange is open for business. As of the date of this Proxy Statement/Prospectus, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of Shares of each Acquiring Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) constituting an optimized representation of the Acquiring Fund’s portfolio and an amount of cash in U.S. dollars computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of each Acquiring Fund. The Cash Component is an amount equal to the Balancing Amount (as defined in the next sentence). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Acquiring Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

The Adviser makes available through the NSCC on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Acquiring Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of each Acquiring Fund until such time as the next-announced Deposit Securities composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Acquiring Fund changes pursuant to changes in the composition of the Acquiring Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Acquiring Fund.

In addition, the Global X Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the clearing process or for other similar reasons. The Global X Trust also reserves the right to permit or require a cash in lieu amount where the delivery of Deposit Securities by the Authorized Participant would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of each Acquiring Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Global X Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares of an Acquiring Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Acquiring Fund. With respect to each Acquiring Fund, the Distributor will notify the Adviser and the custodian of such order. The custodian will then provide such information to the appropriate local sub-custodian(s). The custodian shall cause the appropriate local sub-custodian(s) of the Acquiring Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or cash in lieu amount), with any appropriate adjustments as advised by the Global X Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time (as described below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Global X Trust, immediately available or same day funds in U.S. dollars estimated by the Global X Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the Acquiring Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Global X Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Global X Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

Once the Global X Trust has accepted an order, upon next determination of the NAV of the shares, the Global X Trust will confirm the issuance of a Creation Unit of the Acquiring Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The SEC has expressed the view that a suspension of creations that impairs the arbitrage mechanism applicable to the trading of ETF shares in the secondary market is inconsistent with Rule 6c-11 under the 1940 Act. The SEC’s position does not prohibit the suspension or rejection of creations in all instances. The Global X Trust reserves the right, to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s position, to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of an Acquiring Fund including instances in which: (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of an Acquiring Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Global X Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Global X Trust, the Distributor, DTC, NSCC, the Adviser, the custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Global X Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Global X Trust, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of an Acquiring Fund will not be issued until the transfer of good title to the Global X Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Global X Trust will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+2 basis” (that is, two Business Days after trade date). However, the Acquiring Fund reserves the right to settle redemption transactions and deliver redemption proceeds related to “foreign investments” (i.e., any security, asset or other position of the Fund issued by a foreign issuer that is traded on a trading market outside of the United States) in excess of seven days with settlement as soon as practicable, but in no event later than 15 days after the tender of shares for redemption in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Global X Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Global X Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Global X Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Global X Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Global X Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Global X Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Global X Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Global X Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Global X Trust, and the Global X Trust’s determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for an Acquiring Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Global X Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Global X Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. A standard creation transaction fee is imposed to offset the transfer, processing and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged on each Creation Unit created by an Authorized Participant on the day of the transaction. The standard creation transaction fee is generally fixed at the amount shown in the table regardless of the number of Creation Units being purchased, but may be reduced by an Acquiring Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee. In the case of cash creations or where an Acquiring Fund permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Acquiring Fund for the costs associated with purchasing the applicable securities. As a result, in order to seek to replicate the in-kind creation order process, the Acquiring Fund expects to purchase, in the secondary market or to otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where an Acquiring Fund makes Market Purchases, the Authorized Participant will reimburse the Acquiring Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Acquiring Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Authorized Participants are also responsible for the costs of transferring the Deposit Securities to the Acquiring Fund. Investors who use the services of a broker or other financial intermediary to acquire Acquiring Fund shares may be charged a fee for such services. The following table sets forth each Acquiring Fund’s standard creation transaction fees. The fees may be waived for an Acquiring Fund until it reaches a certain asset size.

Acquiring Fund	Standard Fee for In-Kind and Cash Purchases
Global X Emerging Markets ETF	$1,100
Global X Emerging Markets Great Consumer ETF	$1,000

Shares of an Acquiring Fund may be redeemed only in Creation Units at its NAV next determined after receipt of a redemption request in proper form by the Distributor. The Global X Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the Global X Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Acquiring Fund, the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Portfolio Securities”). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for an Acquiring Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

A fixed redemption transaction fee payable to the custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the Acquiring Fund for brokerage and market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Global X Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Acquiring Fund	Standard Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Global X Emerging Markets ETF	$1,100	2%
Global X Emerging Markets Great Consumer ETF	$1,000	2%

*    As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the Acquiring Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Global X Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Global X Trust’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Orders to redeem Creation Unit Aggregations of Acquiring Funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of an Acquiring Fund is deemed received by the Global X Trust on the Business Day if: (i) such order is received by the Acquiring Fund’s distributor not later than the closing time of the applicable Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Acquiring Fund specified in such order, which delivery must be made through DTC to the Acquiring Fund’s custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Acquiring Fund securities to redeeming investors generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Acquiring Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, settlement will occur as soon as practicable, but in any event no longer than fifteen days after the tender of shares is received in proper form.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Global X Trust’s transfer agent the Creation Unit of Shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Global X Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the transfer agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Global X Trust and the Global X Trust’s transfer agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of an Acquiring Fund, a redeeming beneficial owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

However, each Acquiring Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, all as permitted by the 1940 Act. Each Acquiring Fund further reserves the right to settle redemption transactions and deliver redemption proceeds related to foreign investments in excess of seven days with settlement as soon as practicable, but in no event later than 15 days after the tender of shares for redemption in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments. The ability of the Global X Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays, subject to a maximum of 15 days as permitted by rule. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Global X Trust from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

If neither the redeeming beneficial owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Global X Trust may in its discretion redeem such shares in cash (i.e., U.S. dollars or non U.S. currency), and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Global X Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the Acquiring Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Global X Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Global X Trust may also, in its sole discretion, upon request of a shareholder, provide such redeeming beneficial owner a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Acquiring Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Acquiring Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In the event that cash redemptions are permitted or required by the Global X Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances involving foreign investments in which payment may be delayed in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments). In such instances, each Acquiring Fund reserves the right to settle redemption transactions and deliver redemption proceeds as soon as practicable, but in no event later than 15 days after the tender of shares for redemption.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Global X Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Global X Trust’s then-effective procedures. The only collateral that is acceptable to the Global X Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Global X Trust. The Global X Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Global X Trust’s custodian, and that the fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Global X Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Global X Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of an Acquiring Fund may trade on the Exchange on days that the Exchange is closed or are otherwise not Business Days for the Acquiring Fund, shareholders may not be able to redeem their shares of the Acquiring Fund, or to purchase or sell shares of the Acquiring Fund on the Exchange, on days when the NAV of the Acquiring Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to each Acquiring Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Acquiring Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

For a description of each Target Fund’s policies with respect to purchases and sales, refer to the Target Funds’ prospectus, which is incorporated by reference, and available upon request without charge. For more information regarding the Acquiring Funds’ policies with respect to purchase and sales, see the SAI relating to this Proxy Statement/Prospectus.
Premium/Discount and Share Information

Once available, information regarding how often the shares of an Acquiring Fund traded on a national securities exchange at a price above (i.e., at a premium to) or below (i.e., at a discount to) the NAV of the Acquiring Fund, each Acquiring Fund’s per share NAV, and the median bid-ask spread of shares can be found at www.globalxetfs.com.

Dividends and Distributions

Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized capital gains are distributed at least annually. In order to comply with the distribution requirements of the Code, dividends may be declared and paid more frequently than annually for the Acquiring Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of an Acquiring Fund. The Global X Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of an Acquiring Fund as a registered investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from an Acquiring Fund. Dividends and security gain distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares.

No dividend reinvestment service is provided by the Global X Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of an Acquiring Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares purchased in the secondary market. A shareholder receiving shares under a dividend reinvestment plan instead of cash distributions may still owe taxes.

For a description of each Target Fund’s policies with respect to dividends and distributions, refer to the Target Funds’ prospectus, which is incorporated by reference, and available upon request without charge.  For more information regarding the Acquiring Funds’ policies with respect to dividends and distributions, see the SAI relating to this Proxy Statement/Prospectus.
Frequent Purchases and Redemptions

Unlike frequent trading of shares of a traditional open-end mutual fund (i.e., not exchange-traded shares), frequent trading of shares of the Acquiring Funds on the secondary market does not disrupt portfolio management, increase the Acquiring Funds’ trading costs, lead to realization of capital gains, or otherwise harm Acquiring Fund shareholders because these trades do not involve the Acquiring Funds directly. A few institutional investors are authorized to purchase and redeem the Acquiring Funds’ shares directly with the Acquiring Funds. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, the Acquiring Funds impose transaction fees on in-kind purchases and redemptions of the Acquiring Funds intended to cover the custodial and other costs incurred by the Acquiring Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Acquiring Funds’ trading costs increase in those circumstances, although transaction fees are subject to certain limits and therefore may not cover all related costs incurred by the Acquiring Funds. For these reasons, the Global X Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Acquiring Funds.

For a description of each Target Fund’s policies with respect to frequent trading, refer to the Target Funds’ prospectus, which is incorporated by reference, and available upon request without charge.  For more information regarding the Acquiring Funds’ policies with respect to frequent purchases and redemptions, see the SAI relating to this Proxy Statement/Prospectus.
Taxes

The following is a summary of certain tax considerations that may be relevant to an investor in an Acquiring Fund. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Acquiring Fund receives income and gains on its investments. The income, less expenses incurred in the operation of the Acquiring Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Each Acquiring Fund intends to qualify as a RIC under the Code for federal tax purposes and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on the Acquiring Fund's distributions to you. For federal income tax purposes, Acquiring Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of the Acquiring Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares or whether you take distributions in cash or additional shares. The maximum long-term capital gain rate applicable to individuals is 20%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates as long as certain requirements are met. In general, if 95% or more of the gross income of the Acquiring Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions received by individual shareholders of the Acquiring Fund will be treated as qualifying dividends. But if less than 95% of the gross income of the Acquiring Fund (other than net capital gain) consists of qualifying dividends, then distributions received by individual shareholders of the Acquiring Fund will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Acquiring Fund. For the lower rates to apply, you must have owned your shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Acquiring Fund’s ex-dividend date (and the Acquiring Fund will need to have met a similar holding period requirement with respect to the Shares of the corporation paying the qualifying dividend). The amount of the Acquiring Fund's distributions that qualify for this favorable treatment may be reduced as a result of the Acquiring Fund's securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Acquiring Fund's holdings may not be qualifying dividends.

A portion of distributions paid to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Acquiring Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

Distributions from the Acquiring Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January of the following year, will generally be treated for U.S. federal income tax purposes as having been paid to you on December 31 of the year in which the dividend was declared.

You should note that if you buy shares of the Acquiring Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

You will be informed of the amount of your ordinary income dividends, qualifying dividend income, and capital gain distributions at the time they are paid, and you will be advised of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held shares for more than 12-months, the Acquiring Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Acquiring Fund.

Tax Structure of ETFs. In a conventional mutual fund and exchange-traded funds that do not effect transactions principally in-kind, like the Acquiring Fund, redemptions can have an adverse tax impact on taxable shareholders because the fund may need to sell portfolio securities to obtain cash to meet such redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas an in-kind redemption mechanism may reduce the effect of a tax event for the Acquiring Fund (to the extent it uses in-kind redemptions) or its shareholders. However, the tax advantages of investing in shares may be less pronounced than passive ETFs because the Acquiring Funds are actively managed and, therefore, may have greater turnover in their portfolio securities, which could result in less tax efficiency than an investment in a fund that is not actively managed.

Excise Tax Distribution Requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC’s “required distribution” for the calendar year ending within the RIC’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if the Acquiring Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by the Acquiring Fund from its current year’s ordinary income and capital gain net income and (b) any amount on which the Acquiring Fund pays income tax for the taxable year ending in the calendar year. Although the Acquiring Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the Acquiring Fund may determine that it is in the interest of shareholders to distribute a lesser amount. The Acquiring Fund intends to declare and pay these amounts in December (or in January, which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Foreign Currencies. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time the Acquiring Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time the Acquiring Fund actually collects such receivables or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses increase or decrease the amount of the Acquiring

Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

Foreign Taxes. The Acquiring Fund will be subject to foreign withholding taxes with respect to certain payments received from sources in foreign countries. If at the close of the taxable year more than 50% in value of the Acquiring Fund’s assets were to consist of stock in foreign corporations, the Acquiring Fund would be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you to either (subject to certain limitations) (1) to credit that proportionate amount of taxes against your U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Acquiring Fund is not eligible or chooses not to make this election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. Your sale or disposition of shares is a taxable event on which a gain or loss is recognized. The amount of gain or loss is based on the difference between your tax basis in shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your shares for over 12-months at the time you sell or exchange them. Gains and losses on shares held for 12-months or less will generally constitute short-term capital gains, except that a loss on Shares held six months or less will be re-characterized as a long-term capital loss to the extent of any long-term capital gain distributions that you have received on the shares. A loss realized on a sale or exchange of shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Acquiring Fund within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Acquiring Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible. Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than 12-months and as a short-term capital gain or loss if the Shares have been held for 12-months or less, assuming such Creation Units are held as a capital asset.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA or other tax-qualified plan are not currently taxable but may be taxable when funds are withdrawn from the tax qualified plan unless the shares were purchased with borrowed funds.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Acquiring Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. The Acquiring Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding at the applicable rate on dividends and gross sales proceeds paid to any shareholder (i) who has either provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS, or (iii) who has failed to certify to the Acquiring Fund, when required to do so, that he or she is not subject to backup withholding or is an “exempt recipient.”

Cost Basis Reporting. Federal law requires that shareholders’ cost basis, gain/loss, and holding period be reported to the IRS and to shareholders on the Consolidated Form 1099s when “covered” securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, accurate cost basis and tax lot information must be maintained for tax reporting purposes. This information is not required for shares that are not “covered.” The Acquiring Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership, sale, exchanges, redemptions, and dispositions of shares. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

U.S. Tax Treatment of Foreign Shareholders. A non-U.S. shareholder generally will not be subject to U.S. withholding tax on gain from the redemption of shares or on capital gain dividends (i.e., dividends attributable to long-term capital gains of the Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Acquiring Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, if any, interest-related dividends paid by the Acquiring Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends if such amounts are reported by the Acquiring Fund. Non-U.S. shareholders are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Non-U.S. shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Acquiring Fund.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends paid by the Acquiring Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Acquiring Fund shares, however based on proposed regulations issued by the IRS, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Acquiring Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Consult Your Tax Professional. Your investment in the Acquiring Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Acquiring Fund. More tax information relating to the Acquiring Fund is also provided in the Acquiring Fund's SAI. This short summary is not intended as a substitute for careful tax planning.

For a description of each Target Fund’s summary of tax considerations, refer to the Target Funds’ prospectus, which is incorporated by reference, and available upon request without charge.

OTHER INFORMATION

The Acquiring Funds are not sponsored, endorsed, sold or promoted by any national securities exchange. No national securities exchange makes any representation or warranty, express or implied, to the owners of shares or any member of the public regarding the advisability of investing in securities generally or in the Acquiring Funds particularly or the ability of the

Acquiring Funds to achieve their objectives. No national securities exchange has any obligation or liability in connection with the administration, marketing or trading of the Acquiring Funds.

For purposes of the 1940 Act, shares that are issued by a registered investment company and purchases of such shares by investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in an Acquiring Fund beyond the limits set forth in Section 12(d)(1), subject to certain conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Acquiring Fund.

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Acquiring Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted with ordinary secondary trading transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an over allotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Distribution Arrangements

SEI Investments Distribution Co. (“Distributor”) distributes Creation Units for the Acquiring Funds on an agency basis. The Distributor does not maintain a secondary market in shares. The Distributor has no role in determining the policies of the Acquiring Funds or the securities that are purchased or sold by the Acquiring Funds. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor is not affiliated with the Adviser.
For a description of each Target Fund’s policies with respect to distribution arrangements, refer to the Target Funds’ prospectus, which is incorporated by reference, and available upon request without charge.
Distribution and Service Plan

The Global X Board has adopted a Distribution and Services Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, an Acquiring Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Acquiring Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of an Acquiring Fund‘s assets on an ongoing basis, these fees will increase the cost of your investment in the Acquiring Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of the Acquiring Funds.

For a description of each Target Fund’s policies with respect to its distribution and service plan, refer to the Target Funds’ prospectus, which is incorporated by reference, and available upon request without charge.

Trustees and Officers

The Mirae Asset Board is comprised of one interested trustee: Joon Hyuk Heo, and three Independent Trustees: Susan Oh, Keith M. Schappert, and Laurence R. Smith. The Global X Board is comprised of one interested trustee, Luis Berruga, and three Independent Trustees: Charles A. Baker, Susan M. Ciccarone, and Clifford J. Weber. The officers of Mirae Asset Trust are disclosed in the Statement of Additional Information of the Mirae Asset Trust, which has been filed with the SEC, and is incorporated by reference into the SAI relating to this Proxy Statement/Prospectus. The officers of the Global X Trust are disclosed in the SAI relating to this Proxy Statement/Prospectus which is incorporated by reference.
Service Providers

Although the Acquiring Funds’ service providers generally differ from those of the Target Funds, such service providers are expected to provide services to the Acquiring Funds of at least the same scope and quality as those provided to the Target Funds by their current service providers.

	Target Funds	Acquiring Funds
Adviser	Mirae Asset Global Investments (USA) LLC	Global X Management Company LLC
Sub-Manager/Sub-Adviser	Mirae Asset Global Investments (Hong Kong) Limited	Mirae Asset Global Investments (Hong Kong) Limited
Custodian	Citibank, N.A.	The Bank of New York Mellon
Distributor	Funds Distributor, LLC	SEI Investments Distribution Co.
Administrator	Citi Fund Services Ohio, Inc.	Global X Management Company LLC
Sub-Administrator		SEI Investments Funds Services
Fund Accounting Agent	Citi Fund Services Ohio, Inc.	SEI Investments Funds Services
Transfer Agent	FIS Investor Services LLC.	The Bank of New York Mellon
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	PricewaterhouseCoopers LLP
Legal Counsel	Faegre Drinker Biddle & Reath LLP	Stradley Ronon Stevens & Young, LLP

Charter Documents

The Mirae Asset Trust and the Global X Trust (referred to in this section collectively as the “Trusts”) are each an open-end, registered management investment company organized as a Delaware statutory trust. The Mirae Asset Trust, of which each Target Fund is a series, is governed by its Agreement and Declaration of Trust and By-Laws, dated April 7, 2010, as amended (collectively, the “Mirae Asset Charter Documents”). The Global X Trust, of which each Acquiring Fund is a series (created solely for the purpose of effecting the Reorganizations), is governed by its Declaration of Trust and By-Laws, dated September 8, 2008, as amended (collectively the “Global X Charter Documents”). The operations of the Mirae Asset Trust and Global X Trust are subject to state and federal law, including the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. The following includes a summary of some of the differences between the Mirae Asset Charter Documents and the Global X Charter Documents.

Shareholder Meeting and Voting Rights: The Trusts are not required to hold annual meetings of shareholders and the Trusts currently do not intend to hold regular shareholder meetings. The Mirae Asset Charter Documents require that a meeting of shareholders must be called when requested in writing by shareholders holding at least twenty-five (25%) percent of the outstanding shares entitled to vote at the meeting, while the Global X Charter Documents require a meeting of shareholders be called upon the written request of shareholders holding not less than a majority of the outstanding shares of the Global X Trust, entitled to vote on the matters specified in such written request, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Global X Trust the reasonably estimated cost of preparing and mailing the notice thereof. Additionally, for the Target Funds, shareholders of one-third of the shares in the Mirae Asset Trust (or class or series thereof), present in person or by proxy, shall constitute a quorum for the transaction of any business, except as may otherwise be required by the 1940 Act or by the Mirae Asset Charter Documents. For the Acquiring Funds, except when a larger quorum is required by applicable law, the Global X Charter Documents provide that thirty-three and one-third (33 1/3%) of the outstanding shares entitled to vote shall constitute a quorum at any meeting of the shareholders. For the Acquiring Funds, when any one or more series (or classes) is to vote separately from any other series (or classes) of shares, one-third (33-1/3%) of the outstanding shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).

Shareholders of an Acquiring Fund are entitled to not less than 10 days and not more than 90 days’ notice before the date of any shareholder meeting, while shareholders of a Target Fund are entitled to not less than 10 days’ notice before the date of any shareholder meeting. For purposes of determining the shareholders entitled to vote or act at any shareholder meeting, an Acquiring Fund’s Trustees may set a record date which shall be not more than 90 days nor less than 10 days before the date of any such meeting, while a Target Fund’s Trustees may set a record date not more than 120 calendar days prior to the date of any shareholder meeting.
Liability and Indemnification of Trustees: The Trustees of the Mirae Asset Board shall be entitled to the protection against personal liability for the obligations of the Mirae Asset Trust under Section 3803(b) of the Delaware Statutory Trust Act. No Trustee of the Mirae Asset Board shall be liable to the Mirae Asset Trust, its shareholders, or to any Mirae Asset Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misconduct, gross negligence or reckless disregard of his duties. The Trustees of the Mirae Asset Board shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager, adviser, sub-adviser or principal underwriter of the Mirae Asset Trust. No officer, employee, advisory board member or agent of the Mirae Asset Trust shall be liable to the Mirae Asset Trust, its shareholders, or to any Trustee of the Mirae Asset Board, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misconduct, gross negligence or reckless disregard of his duties.

Similarly, subject to the exceptions for certain conduct described below, the Global X Trust shall indemnify the Global X Trustees and officers to the fullest extent consistent with state law and the 1940 Act. No Trustee of the Global X Trust shall be personally liable to the Global X Trust or any shareholder for any act, omission or conduct whatsoever in his capacity as Trustee of the Global X Trust, except for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Each Trust generally indemnifies every person who is, or has been, a Trustee or officer of the Trust to the fullest extent permitted by law if he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust. The Mirae Asset Trust extends the indemnification to employees, advisory board members, and agents of the Trustee. The Global X Trust may indemnify agents of the Trust and persons who serve at the request of the Trust in other positions.
Derivative Actions: Each Trust has adopted additional standards and restrictions to protect the interests of the Trust and its shareholders by establishing a process that will permit legitimate inquiries and claims to be made and considered while avoiding the time, expense, distraction and other harm that can be caused to the Trust and its shareholders as a result of spurious shareholder demands and derivative actions.
The foregoing is only a summary of certain characteristics of the operations of the Mirae Asset Charter Documents and the Global X Charter Documents, and is not a complete description of those documents or of Delaware law. Shareholders should refer to the provisions of the Mirae Asset Charter Documents and the Global X Charter Documents and to Delaware law directly for more complete information.
Quorum and Voting

Shareholders of each Target Fund will vote separately at the Special Meeting on the Reorganization applicable to the Target Fund in which they hold shares. Shareholders of each Target Fund are entitled to one vote for each share of such Target Fund, and fractional shares are entitled to proportionate fractional votes. If you are not the owner of record, but your shares are instead held for your benefit by a financial intermediary, such as a retirement plan service provider, broker-dealer, bank trust department, insurance company, or other financial intermediary, that financial intermediary may request that you instruct it how to vote the shares you beneficially own. Your financial intermediary will provide you with additional information. If you complete, sign, and return a proxy card, your proxy will be voted exactly as specified. If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy “FOR” the Reorganization(s) which is in accordance with the Mirae Asset Board’s recommendation on page [__] of this Proxy Statement/Prospectus.
One-third of the shares of each Target Fund present in person or by proxy at the Special Meeting shall be a quorum for the transaction of business for that Target Fund at the Special Meeting. In the event that the necessary quorum to transact business or the vote required to approve the Reorganizations is not obtained at the Special Meeting for a Target Fund, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require a majority of the votes properly cast upon the question of adjournment of a Target Fund or the authority of the chairman of the Trustees or the Trustees of the Mirae Trust, to another date and time, provided that no meeting shall be adjourned or postponed for more than six months beyond the originally scheduled meeting date. Abstentions and broker non-votes will be counted toward establishing quorum.
Approval of a Reorganization will require the affirmative vote of a “majority of the outstanding voting securities” of the corresponding Target Fund as such term is defined under the 1940 Act. This means the lesser of: (1) 67% or more of the shares present or represented by proxy at the Special Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.
Shareholders of record at the close of business on January 6, 2023 are entitled to attend the Special Meeting. Eligible shareholders who intend to attend the Special Meeting in person will need to bring proof of share ownership, such as a shareholder statement or a letter from a custodian or broker-dealer confirming ownership, as of January 6, 2023, and a valid picture identification, such as a driver’s license or passport, for admission to the Special Meeting. Seating is limited. Shareholders without proof of ownership and identification will not be admitted.
Share Ownership

The following table shows, as of the Record Date, the number of outstanding shares and net assets of each Target Fund:

Target Fund	Total Number of Shares Outstanding	Net Assets
Emerging Markets Fund	[___]	[___]
Emerging Markets Great Consumer Fund	[___]	[___]

The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each Target Fund and all series of the Mirae Asset Trust as of December 31, 2021.

Trustees	Emerging Markets Fund	Emerging Markets Great Consumer Fund	Aggregate Dollar Range of Shares Owned of All Series of the Mirae Asset Trust
Independent Trustees
Susan Oh	None	None	None
Keith M. Schappert	None	$10,001-$50,000	$10,001-$50,000
Laurence R. Smith	None	None	None
Interested Trustee
Joon Hyuk Heo	None	None	None
As of December [ ], 2022, the percentage ownership of any person or entity owning 5% or more of the outstanding shares of a Target Fund is listed below. In addition, the percentage ownership of any person or entity owning 25% or more of the outstanding shares of a Target Fund is listed below. Any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person is identified as the beneficial owner of more than 25% of a Target Fund, or is identified as the record owner of more than 25% of a Target Fund and has voting and/or investment powers, that person may be presumed to control such Target Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Target Fund shareholders.
[TO BE PROVIDED]

As of December [ ], 2022, all Trustees and officers of the Mirae Asset Trust, as a group, owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1.00% of the outstanding shares of any class of any Target Fund.

Solicitation of Proxies

GXMC will pay the fees and expenses related to the Reorganizations, including the costs associated with the drafting, printing, and mailing of this Proxy Statement/Prospectus, the solicitation of proxies, and the Special Meeting. In addition to solicitation of proxies by mail, certain officers, employees and representatives of GXMC, Mirae Asset USA or their affiliates, certain financial services firms and their representatives, without extra compensation, or a solicitor, may solicit proxies personally, by telephone, U.S. mail, facsimile, verbal, internet, or email communications.
GXMC has retained AST Fund Solutions, LLC (the “Proxy Solicitor”), a professional proxy solicitation firm, to assist in the solicitation of proxies, at an estimated cost of $130,000-$175,000 plus any out-of-pocket expenses. Such expenses will be paid by GXMC. The estimated cost of the Reorganizations is approximately $200,000-$500,000. Among other things, the Proxy Solicitor will be (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.

Brokers, banks, and other fiduciaries may be required to forward soliciting material to their principals on behalf of a Target Fund and to obtain authorization for the execution of proxies.
As the Special Meeting date approaches, certain shareholders whose votes have not been received may receive telephone calls from a representative of the Proxy Solicitor. Authorization to permit the Proxy Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Target Funds.
Telephone Touch-Tone Voting.  Shareholders may provide their voting instructions through telephone touch-tone voting by following the instructions on the enclosed proxy card(s). Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call.

Internet Voting.  Shareholders may provide their voting instructions through Internet voting by following the instructions on the enclosed proxy card(s). Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission and terminating their Internet link, will, upon request, receive an e-mail confirming their voting instructions.
Revoking a Proxy.  Any shareholder submitting a proxy has the power to revoke it at any time before it is exercised by submitting to the Secretary of Mirae Asset Discovery Funds, at 1212 Avenue of the Americas, 10th Floor, New York, NY 10036, a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted as specified in the proxy.
Under relevant state law, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Special Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Special Meeting. Thus, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the corresponding Reorganization. However, it is the Mirae Asset Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Special Meeting.
Shareholder Proposals for Subsequent Shareholder Meetings and Board Communications

The Target Funds are not required to, and do not, hold annual shareholder meetings. Any shareholder who wishes to submit proposals to be considered at a special meeting of the Target Funds’ shareholders should send such proposals to the Secretary of Mirae Asset Discovery Funds at 1212 Avenue of the Americas, 10th Floor, New York, NY 10036. Any shareholder proposal intended to be presented at any future meeting of shareholders must be received by the Target Funds at their then-principal office a reasonable time before the solicitation of proxies for such meeting in order for such proposal to be considered for inclusion in that proxy statement relating to such meeting. Moreover, inclusion of such proposals is subject to limitations under the federal securities laws. Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to proposals submitted on an untimely basis.
Shareholders of the Target Funds that wish to send communications to the Mirae Asset Board, or the specific members of the Mirae Asset Board, should submit the communication in writing to the attention of the Secretary of Mirae Asset Discovery Funds, at the address in the preceding paragraph, identifying the correspondence as intended for the Mirae Asset Board or a specified member of the Mirae Asset Board. The Secretary will maintain a copy of any such communication and will promptly forward it to the Mirae Asset Board or the specified member of the Mirae Asset Board, as appropriate.
Other Matters to Come Before the Special Meeting

The Mirae Asset Trust knows of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, it is the intention of the Mirae Asset Board that proxies for which discretion has been granted will be voted in accordance with the views of the management of the Mirae Asset Trust.
Copies of Fund Information

To avoid sending duplicate copies of materials to certain households, a Target Fund may mail only one copy of this Proxy Statement/Prospectus or any other materials or proxy statement to each address shared by two or more accounts with the same last name or that we reasonably believe are members of the same family. The consolidation of these mailings benefits a Target Fund through reduced mailing expenses.
Availability of Additional Information

For additional information about the Target Funds, see the Target Funds’ respective prospectuses and SAIs, copies of which may be obtained without charge by writing or calling the Mirae Asset Trust at the address and telephone number set forth in the Introduction of this Proxy Statement/Prospectus, and Appendix B to this Proxy Statement/Prospectus. For additional information about the Acquiring Funds, see the Acquiring Funds respective prospectuses and SAIs, copies of which may be obtained, without charge by writing or calling the Global X Trust at the address and telephone number set forth in the Introduction of this Proxy Statement/Prospectus. A copy of the SAI related to this Proxy Statement/Prospectus may be obtained without charge by writing or calling the Global X Trust at the address and telephone number set forth in the Introduction of this Proxy Statement/Prospectus.

The Mirae Asset Trust, on behalf of the Target Funds, and the Global X Trust, on behalf of the Acquiring Funds, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. Please complete, sign, and return the enclosed proxy card(s) or vote by telephone or Internet promptly. No postage is required if you mail your proxy card(s) in the United States.

By order of the Board of Trustees of the Mirae Asset Discovery Funds,

Mirae Asset Discovery Funds

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this 11th day of November, 2022 by and among: (i) Mirae Asset Discovery Funds (the “Target Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) Global X Funds (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). Global X Management Company LLC (“Global X”) joins this Agreement solely for purposes of Section 9.2.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (as such term is defined in Section 1.2(b)) of the corresponding Target Fund in exchange for shares of the Acquiring Fund of equal value to the Net Assets (as such term is defined in Section 1.2(c)) of the Target Fund being acquired and the assumption of the Liabilities (as such term is defined in Section 1.2(c)), and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Following its liquidation, each Target Fund will be dissolved. Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares (as hereinafter defined) prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, created for the purpose of acquiring the Assets and assuming the Liabilities of the corresponding Target Fund;

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.DESCRIPTION OF THE REORGANIZATIONS

1.1 It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.

1.2 Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other corresponding party, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganizations, the parties to which are set forth in Exhibit A:

(a) The applicable Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund for distribution to the shareholders of the Target Fund the number of Acquiring Fund shares, all as determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund that are shown as an asset on the books and records of the Target Fund as of the Closing Time (collectively, the “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund Assets), and there shall be no restrictions on the full transfer thereof (except for those imposed by federal or state securities laws).

(c) The Acquiring Fund shall assume and pay when due all obligations and liabilities of the Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9.2 hereof shall not be assumed or paid by the Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. The Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the

Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis, and, without further notice, the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by the Target Entity Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable be completely liquidated and dissolved as permitted by the Target Entity Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p).

(e) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(f) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) which shall reflect the declaration of any dividends, on the Closing Date (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Valuation Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Valuation Date, or as soon as practicable thereafter.

(b) The net asset value per share of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the Target Fund as of the close of business on the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p)).

(c) The number of Acquiring Fund shares issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the Target Fund outstanding as of the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p)). All Acquiring Fund shares delivered to a Target Fund shareholder will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on [___, 20__], or such other date as the authorized officers of the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the

Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. In respect of each Reorganization, the applicable Target Fund shall notify the corresponding Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument, shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “Target Fund Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of the Target Fund Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Fund Custodian to the corresponding Acquiring Fund’s custodian. Any cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section because any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(c) At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(d) In the event that on the Valuation Date or the Closing Date of the Reorganization (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4	REPRESENTATIONS AND WARRANTIES

4.1. The Target Entity, on behalf of itself or, where applicable for each Target Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a) The Target Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Target Entity’s declaration of trust and bylaws, as applicable (“Target Entity Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except that such transactions will require approval of the Target Fund shareholders;

(d) The current prospectus, statement of additional information and shareholder reports of the Target Fund prior to the date of this Agreement, conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, blue sky laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund is not in violation of, and has not violated within the past three years, nor, to the knowledge of the Target Entity, is the Target Fund under investigation with respect to or has the Target Fund been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of the Target Entity Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities, shall not constitute a material adverse change;

(l) On the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (the “Service”) pertaining to the reporting of distributions on, and redemptions of, its shares of beneficial interest (or, in the case of reporting organizational actions affecting the basis of securities, timely posted in an area of a public website dedicated to this purpose), and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of Title A, Chapter 1, of the Code (“Subchapter M”), and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception (or since it was first treated as a separate corporation under Section 851(g) of the Code) that has ended prior to the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund expects to satisfy the requirements of Part I of Subchapter M to maintain qualification for treatment as a regulated investment company for the taxable year that includes the Closing Date. The Target Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify as a regulated investment company as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Target Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M (or the corresponding provisions of prior law) did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end since inception and it does not intend to change its taxable year end prior to that Closing Date;

(o) The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(p) The Target Fund has no actual liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the principal purpose of which do not relate to Taxes);

(q) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and blue sky laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent for a Target Fund (the “Target Fund Transfer Agent”), on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(r) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(s) The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(t) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund that is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the joint special meeting of the Target Funds’ shareholders (the “Special Meeting”) to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(u) The books and records of the Target Fund, including, but not limited to, FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements, are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(v) The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(w) The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(x) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of the Target Fund’s business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(y) The Target Entity and the Target Fund are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although either may have claims against certain debtors in such a Title 11 or similar case; and

(z) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of itself or, where applicable for each Acquiring Fund, represents and warrants to the Target Entity and the corresponding Target Fund as follows:

(a) The Acquiring Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquiring Entity’s declaration of trust and bylaws, as applicable (“Acquiring Entity Governing Documents”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Acquiring Entity;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization, and the prospectus and statement of information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, formed for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Global X to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) was formed for the purpose of the applicable Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and either will timely elect to be classified as an association that is subject to tax as a corporation for federal tax purposes by filing Form 8832 with the Service or will be as of the Closing Date a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis seed capital (which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) and has never had tax attributes, and (iv) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m) The Acquiring Entity and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Global X;

(p) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(q) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be Global X) to vote on the investment advisory contract and other agreements and plans as may be required by the 1940 Act and to take whatever action may be required to take as the Acquiring Fund’s sole shareholder. The Initial Shares will be redeemed by the Acquiring Fund prior to the Closing for the price for which the Acquiring Fund shares were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest-bearing account; and

(r) As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the applicable Target Fund, and the Acquiring Entity, on behalf of the corresponding Acquiring Fund, represents and warrants as follows:

(a) The fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization, other than shares of an Acquiring Fund issued to Global X representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same assets and will be subject to the same liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, normal dividends) the Target Fund will make immediately preceding the Reorganization will, in the aggregate, constitute less than 1% of its net assets.

5	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target

Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganizations and include a prospectus/proxy statement with respect to the proxy solicitation to the shareholders of the Target Fund of the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

(c) The Acquiring Entity shall file the N-14 Registration Statement with the Commission and use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable.

(d) The Target Entity, on behalf of each Target Fund, will call, convene and hold a meeting of shareholders of such Target Fund as soon as practicable, in accordance with applicable law and the Target Entity Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in a prospectus/proxy statement, and for such other purposes as may be necessary or desirable. In the event that, for any Target Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Target Entity Governing Documents and applicable law, and as set forth in a prospectus/proxy statement in order to permit further solicitation of proxies.

(e) The Target Entity, on behalf of the Target Fund, agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to receipt of the prospectus/proxy statement, in sufficient time to comply with requirements of the 1934 Act, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(f) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement will not be acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(g) The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered, all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, 1934 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) (i) A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code, shall be provided by the Target Entity on behalf of the Target Fund to the Acquiring Fund within sixty (60) days after the Closing Date. (ii) All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund. (iii) A copy of any other Tax books and records of each Acquired Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Sections 1.6045A-1 and 1.6045B-1(a) of the Treasury Regulations) required by law to be filed by each Corresponding Acquiring Fund after the Closing.

(o) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(p) Prior to the Closing, the Target Fund (i) shall recapitalize so that it has a single class of shares outstanding and so that each holder of that single class of shares holds shares of that single class immediately after the recapitalization with an aggregate value equal to the aggregate value of any shares of the Target Fund held immediately prior to the recapitalization, and (ii) following the recapitalization (but, for the avoidance of doubt, prior to the Closing), shall redeem all fractional shares of the Target Fund outstanding on the records of the Target Fund Transfer Agent.

(q) (i) The Target Entity, separately, on behalf of each Target Fund; and (ii) the Acquiring Entity, separately, on behalf of each Acquiring Fund, shall timely file or cause to be timely filed all Tax Returns required to be filed with respect to the Target Fund for tax periods ending on or before the Closing Date, and the Acquiring Entity shall timely file or cause to be timely filed all Tax Returns required to be filed with respect to the Target Fund and any Tax Returns required to be filed with respect to the Acquiring Fund for any period ending after the Closing Date; provided, however, the Target Entity shall file with the relevant taxing authorities, and make available to the Global X Funds, on or before January 17, 2023, all income Tax returns (e.g., Form 1120-RIC) required to be filed by the Target Fund for their taxable year ended April 30, 2022.

6	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Target Entity’s election, the Target Entity’s waiver, of the following conditions:

(a) All representations and warranties of the Acquiring Entity and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(c) The Target Fund and the corresponding Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement; and

(e) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and, with respect to the Acquiring Fund, has power under the Acquiring Entity Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The execution and delivery of this Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund. This Agreement has been duly executed and delivered by the Acquiring Entity, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, and Global X, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against the Acquiring Entity, on behalf of the Acquiring Fund in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, to general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Entity, on behalf of the Acquiring Fund, of its obligations hereunder will not (x) violate the Acquiring Entity Governing Documents or (y) breach in any material respect any provision of any agreement filed with the registration statement of the Acquiring Entity on Form N-1A to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Acquiring Entity’s election, the Acquiring Fund’s waiver, of the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(c) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(e) The Acquiring Entity shall have received on the Closing Date an opinion of counsel of Faegre Drinker Biddle & Reath LLP (“Faegre Drinker”), counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), dated as of the Closing Date, covering the following points:

(i) The Target Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and, with respect to the Target Fund, has power under the Target Entity Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect;

(iii) The execution and delivery of this Agreement has been duly authorized by the Target Entity on behalf of Target Fund. This Agreement has been duly executed and delivered by the Target Entity, on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity, on behalf of the Target Fund, in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, to general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement by the Target Entity, on behalf of the Target Fund, did not, and the performance by the Target Entity, on behalf of the Target Fund, of its obligations hereunder will not (x) violate the Target Entity Governing Documents or (y) breach in any material respect any provision of any agreement filed with the registration statement of the Target Entity on Form N-1A to which the Target Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees and shareholders of the Target Entity and the board of trustees of the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5. With respect to each Reorganization, the Acquiring Entity and the Target Entity shall have received the opinion of Stradley Ronon dated as of the Closing Date and addressed to the Acquiring Entity and the Target Entity, in a form satisfactory to them, substantially to the effect that, based upon certain facts, qualifications, certifications, representations and assumptions, for federal income tax purposes:

(a) The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the applicable Target Fund and the corresponding Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the applicable Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in

Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(c) The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

(d) The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(e) No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

(f) No gain or loss will be recognized by the applicable Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by applicable Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

(g) The aggregate tax basis of the shares of the Acquiring Fund shares each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

(h) Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange; and

(i) The taxable year of the Target Fund will not be required to end solely as a result of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise provided herein with respect to a Reorganization, Global X will bear 100% of the expenses relating to the Reorganizations whether or not any Reorganization is consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any; terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination); preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein) and any supplements to the Target Fund’s current prospectus and statement of additional information; and legal fees, accounting fees, and expenses of holding shareholders’ meetings. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Target Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in those foreign markets that do not permit the in-kind transfer of securities shall be borne by the Target Fund. Notwithstanding the foregoing, expenses of each Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the applicable Target Fund or the corresponding Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Target Fund or the Acquiring Fund or on any of their respective shareholders.

10	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11	INDEMNIFICATION

11.1. With respect to each Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, or covenants set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. With respect to each Reorganization, the Target Entity, out of the assets of the applicable Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12	ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

12.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The covenants to be performed after the Closing shall survive the Closing. The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

13	TERMINATION

13.1. In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or both Reorganizations at any time prior to the Closing Date by: (i) resolution of either the board of trustees of the Acquiring Entity or the board of trustees of the Target Entity if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of the Acquiring Fund or the Target Fund, respectively; (ii) mutual agreement of the parties; (iii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [___, 2023], unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.2. If any order of the Commission with respect to the Agreement shall be issued prior to the Closing that imposes any term or condition that is determined by action of the board of trustees of a Target Entity to be acceptable, such term or condition shall be binding as if it were a part of the Agreement without a vote or approval of the shareholders of the applicable Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund shares to be issued to a Target Fund, and such term or condition had not been included in the prospectus/proxy statement or other proxy solicitation material furnished to the shareholders of a Target Fund prior to the Special Meeting, the Agreement shall not be consummated and shall terminate unless the Target Entity promptly calls a Special Meeting of its shareholders at which such condition shall be submitted for approval.

13.3. The failure of a Target Fund to consummate its Reorganization shall not affect the consummation or validity of the Reorganization with respect to the other Target Fund, and the provisions of this Agreement shall be construed to effect this intent.

14	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following dissemination of the prospectus/proxy statement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity:

Mirae Asset Discovery Funds
1212 Avenue of the Americas, 10th Floor
New York, New York 10036

For the Acquiring Entity:

Global X Funds
605 3rd Avenue, 43rd Floor
New York, New York 10158

16	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

16.5. The Target Entity is a Delaware statutory trust organized in series of which each Target Fund constitutes one such series. With respect to each Reorganization, the Target Entity is executing this Agreement on behalf of the applicable Target Fund only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

16.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Target Entity Governing Documents and Acquiring Entity Governing Documents. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

[Remainder of the page left blank]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Mirae Asset Discovery Funds, on behalf of its series identified on Exhibit A hereto By: ________________________________ Name: Title:	Global X Funds, on behalf of its series identified on Exhibit A hereto By: ________________________________ Name: Title:
Global X Management Company LLC (for purposes of Section 9.2 only) By: ________________________________ Name: Title:

EXHIBIT A TO THE FORM OF REORGANIZATION AGREEMENT

CHART OF REORGANIZATIONS

Target Fund	Acquiring Fund
Emerging Markets Fund	Global X Emerging Markets ETF
Emerging Markets Great Consumer Fund	Global X Emerging Markets Great Consumer ETF

APPENDIX B - FINANCIAL HIGHLIGHTS
The Acquiring Funds will adopt the financial statements for the Class I shares of the Target Funds, the accounting survivor of the Reorganizations. The audited financial statements of the Target Funds are included in the Target Funds Annual Report, which are incorporated herein by reference.
The financial highlights table is intended to help you understand each Target Fund’s financial performance for the past five fiscal years or shorter period as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Target Fund (assuming reinvestment of all dividends and distributions). The information for the period ended October 31, 2022 is unaudited. The information for the fiscal years ended April 30, 2022 has been audited by Cohen & Company, Ltd., each Target Fund’s independent registered public accounting firm, whose report, along with each Target Fund’s financial statements, are included in each Target Fund’s annual report. Further information about the Target Fund’s performance is contained in the annual and semi-annual reports, which are available upon request.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(d)
Emerging Markets Fund
Class A
Six Months Ended October 31, 2022 (Unaudited)	$11.40	0.03	(1.72)	(1.69)	—	—	—	$9.71	(14.82)%	1.40%	0.59%	1.90%	$1,010	47%
Year Ended April 30, 2022	$15.46	—(e)	(3.01)	(3.01)	—	(1.05)	(1.05)	$11.40	(20.37)%	1.40%	(0.02)%	1.78%	$5,229	106%
Year Ended April 30, 2021	$9.86	—(e)	5.78	5.78	(0.18)	—	(0.18)	$15.46	58.79%	1.40%	(0.02)%	1.80%	$3,566	123%
Year Ended April 30, 2020	$11.64	(0.02)	(1.76)	(1.78)	—	—	—	$9.86	(15.29)%	1.40%	(0.15)%	1.86%	$2,552	95%
Year Ended April 30, 2019	$13.16	0.02	(1.06)	(1.04)	—	(0.48)	(0.48)	$11.64	(7.31)%	1.43%(f)	0.18%	1.87%	$2,898	156%
Year Ended April 30, 2018	$10.80	(0.03)	2.39	2.36	—	—	—	$13.16	21.85%	1.50%	(0.22)%	2.08%	$4,889	72%
Class C
Six Months Ended October 31, 2022 (Unaudited)	$10.38	(0.01)	(1.56)	(1.57)	—	—	—	$8.81	(15.13)%	2.15%	(0.29)%	2.76%	$2,130	47%
Year Ended April 30, 2022	$14.28	(0.09)	(2.76)	(2.85)	—	(1.05)	(1.05)	$10.38	(20.95)%	2.15%	(0.70)%	2.52%	$1,670	106%
Year Ended April 30, 2021	$9.12	(0.09)	5.34	5.25	(0.09)	—	(0.09)	$14.28	57.69%	2.15%	(0.78)%	2.55%	$2,176	123%
Year Ended April 30, 2020	$10.85	(0.06)	(1.67)	(1.73)	—	—	—	$9.12	(15.94)%	2.15%	(0.53)%	2.60%	$1,661	95%
Year Ended April 30, 2019	$12.40	(0.08)	(0.99)	(1.07)	—	(0.48)	(0.48)	$10.85	(8.01)%	2.18%(f)	(0.78)%	2.69%	$2,466	156%
Year Ended April 30, 2018	$10.26	(0.11)	2.25	2.14	—	—	—	$12.40	20.86%	2.25%	(0.93)%	2.92%	$2,162	72%
Class I
Six Months Ended October 31, 2022 (Unaudited)	$11.69	0.04	(1.76)	(1.72)	—	—	—	$9.97	(14.71)%	1.15%	0.76%	1.73%	$27,580	47%
Year Ended April 30, 2022	$15.78	0.04	(3.08)	(3.04)	—	(1.05)	(1.05)	$11.69	(20.14)%	1.15%	0.31%	1.52%	$42,258	106%
Year Ended April 30, 2021	$10.05	0.03	5.91	5.94	(0.21)	—	(0.21)	$15.78	59.28%	1.15%	0.22%	1.55%	$57,212	123%
Year Ended April 30, 2020	$11.84	0.06	(1.85)	(1.79)	—	—	—	$10.05	(15.12)%	1.15%	0.54%	1.60%	$46,976	95%
Year Ended April 30, 2019	$13.39	0.03	(1.07)	(1.04)	(0.03)	(0.48)	(0.51)	$11.84	(7.14)%	1.18%(f)	0.27%	1.66%	$76,438	156%
Year Ended April 30, 2018	$10.96	—(e)	2.43	2.43	—	—	—	$13.39	22.17%	1.25%	0.03%	1.94%	$66,004	72%
B-1

Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2022 (Unaudited)	$12.66	—(e)	(2.18)	(2.18)	—	—	—	$10.48	(17.22)%	1.40%	0.02%	1.58%	$22,078	18%
Year Ended April 30, 2022	$20.02	(0.09)	(5.98)	(6.07)	—	(1.29)	(1.29)	$12.66	(31.48)%	1.40%	(0.49)%	1.44%	$28,652	71%
Year Ended April 30, 2021	$14.86	(0.07)	6.09	6.02	—	(0.86)	(0.86)	$20.02	40.70%	1.40%	(0.35)%	1.45%	$55,496	49%
Year Ended April 30, 2020	$15.03	—(e)	(0.07)	(0.07)	(0.04)	(0.06)	(0.10)	$14.86	(0.50)%	1.40%	—%(e)	1.58%	$31,766	60%
Year Ended April 30, 2019	$14.89	—(e)	0.14	0.14	—	—	—	$15.03	0.94%	1.43%(f)	—%(e)	1.66%	$27,673	46%
Year Ended April 30, 2018	$11.82	(0.08)	3.15	3.07	—	—	—	$14.89	25.97%	1.50%	(0.53)%	1.78%	$45,145	52%
Class C
Six Months Ended October 31, 2022 (Unaudited)	$11.50	(0.04)	(1.98)	(2.02)	—	—	—	$9.48	(17.57)%	2.15%	(0.73)%	2.33%	$7,859	18%
Year Ended April 30, 2022	$18.46	(0.20)	(5.47)	(5.67)	—	(1.29)	(1.29)	$11.50	(31.99)%	2.15%	(1.23)%	2.19%	$12,011	71%
Year Ended April 30, 2021	$13.85	(0.19)	5.66	5.47	—	(0.86)	(0.86)	$18.46	39.68%	2.15%	(1.11)%	2.20%	$22,710	49%
Year Ended April 30, 2020	$14.08	(0.08)	(0.09)	(0.17)	—	(0.06)	(0.06)	$13.85	(1.24)%	2.15%	(0.59)%	2.33%	$15,850	60%
Year Ended April 30, 2019	$14.05	(0.12)	0.15	0.03	—	—	—	$14.08	0.21%	2.18%(f)	(0.93)%	2.41%	$18,556	46%
Year Ended April 30, 2018	$11.24	(0.16)	2.97	2.81	—	—	—	$14.05	25.00%	2.25%	(1.20)%	2.53%	$18,221	52%
Class I
Six Months Ended October 31, 2022 (Unaudited)	$13.03	0.02	(2.25)	(2.23)	—	—	—	$10.80	(17.11)%	1.15%	0.31%	1.33%	$459,587	18%
Year Ended April 30, 2022	$20.52	(0.04)	(6.16)	(6.20)	—	(1.29)	(1.29)	$13.03	(31.34)%	1.15%	(0.24)%	1.19%	$814,957	71%
Year Ended April 30, 2021	$15.18	(0.02)	6.22	6.20	—	(0.86)	(0.86)	$20.52	41.03%	1.15%	(0.10)%	1.20%	$1,627,679	49%
Year Ended April 30, 2020	$15.34	—(e)	(0.03)	(0.03)	(0.07)	(0.06)	(0.13)	$15.18	(0.23)%	1.15%	0.01%	1.33%	$545,917	60%
Year Ended April 30, 2019	$15.15	—(e)	0.19	0.19	—	—	—	$15.34	1.25%	1.18%(f)	0.03%	1.41%	$336,482	46%
Year Ended April 30, 2018	$12.00	(0.03)	3.18	3.15	—	—	—	$15.15	26.25%	1.25%	(0.23)%	1.53%	$217,808	52%

(a)	Calculated using the average shares method.
(b)	Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence. Not annualized for periods less than 1 year.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than 1 year.
(e)	Amount is less than $0.005 or 0.005%.
(f)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date.

B-2

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION
to the Registration Statement on Form N-14 of Global X Funds on behalf of its series:
Global X Emerging Markets ETF (NYSE Arca Inc.: EMM)
Global X Emerging Markets Great Consumer ETF (NYSE Arca Inc.: EMC)

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
Dated January 14, 2023

This Statement of Additional Information (the “SAI”), which is not a prospectus, supplements and should be read in conjunction with the combined Proxy Statement/Prospectus, dated January 14, 2023 (the “Proxy Statement/Prospectus”), relating to the proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”) to reorganize the Emerging Markets Fund and Emerging Markets Great Consumer Fund, each a series of Mirae Asset Discovery Funds (each, a “Target Fund” and collectively, the “Target Funds”), into a corresponding newly created series of Global X Funds (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) as set forth below:

Target Funds (series of Mirae Asset Discovery Funds)	Acquiring Funds (series of Global X Funds)
Emerging Markets Fund	Global X Emerging Markets ETF
Emerging Markets Great Consumer Fund	Global X Emerging Markets Great Consumer ETF

 Table of Contents

Page
General Information	ii
Information Incorporated by Reference	ii
Pro Forma Financial Statements	ii

i

GENERAL INFORMATION
This SAI and the related Proxy Statement/Prospectus are provided for use in connection with the joint special meeting of shareholders of the Target Funds that will be held at the offices of Mirae Asset Discovery Funds at 1212 Avenue of the Americas, 10th Floor, New York, NY 10036 on March 1, 2023 at 10:00 a.m. (together with any postponements or adjournments thereof, the “Special Meeting”). At the Special Meeting, shareholders of each Target Fund will be asked to approve the Reorganization Agreement that provides for the reorganization of such Target Fund into the corresponding Acquiring Fund, as described in the Proxy Statement/Prospectus (each, a “Reorganization” and collectively, the “Reorganizations”).
Following the Reorganizations, shares of the Acquiring Funds will be listed, on the NYSE Arca Inc. (the "Exchange") under the ticker symbols set forth on the cover of this SAI.
This SAI contains information which may be of interest to shareholders but which is not included in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (“SEC”) and is available upon request and without charge by writing to or calling Global X Funds at the address or telephone number set forth above.
INFORMATION INCORPORATED BY REFERENCE

This SAI incorporates by reference the following documents, each of which was filed electronically with the SEC:

i.The Statement of Additional Information of the Target Funds, dated August 28, 2022 (Accession No. 0001104659-22-095061), as supplemented to date;
ii. The Statement of Additional Information of the Global X Emerging Markets ETF, dated December 14, 2022 (Accession No. 0001432353-22-000514), as supplemented to date;
iii. The Statement of Additional Information of the Global X Emerging Markets Great Consumer ETF, dated December 14, 2022 (Accession No. 0001432353-22-000515), as supplemented to date;

iv. The audited financial statements and related report of the independent public accounting firm included in the Annual Report for the Target Funds, for the fiscal year ended April 30, 2022 (Accession No. 0001104659-22-078295). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference and no other parts of the Annual Report are incorporated by reference; and

v. The Target Funds’ semi-annual reports for the period ended October 31, 2022 (Accession No. [ ]), which are incorporated by reference and considered a part of this Proxy Statement/Prospectus.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by contacting your plan sponsor, broker-dealer or financial intermediary, or by visiting http://globalxetfs.com or by visiting http://investments.miraeasset.us. or calling (toll-free) 1-888-335-3417 for documents related to the Target Funds.

The Acquiring Funds do not have any financial statements or annual or semi-annual reports because the Acquiring Funds have not commenced operations as of the date of this SAI.

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements are not presented for the reorganization of each Target Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of Global X Funds with no assets or liabilities that will commence operations upon consummation of its Reorganization and continue the operations of its corresponding Target
ii

Fund.  Each Target Fund shall be the accounting and performance survivor in the respective Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.
iii

PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(2) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in the By-Laws, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and that expenses in connection with the defense of any proceeding of the character described above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses
1

reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is alleged to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(2) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

ITEM 16. EXHIBITS

(1)	(a)	Certificate of Trust dated as of March 6, 2008. 1/
	(b)	Declaration of Trust. 2/
	(c)	Amended and Restated Schedule A to the Declaration of Trust dated December 5, 2008. 4/
	(d)	Amended and Restated Schedule A to the Declaration of Trust dated September 18, 2009. 5/
	(e)	Amended and Restated Schedule A to the Declaration of Trust dated April 6, 2010. 7/
	(f)	Amended and Restated Schedule A to the Declaration of Trust dated June 9, 2010. 8/
	(g)	Amended and Restated Schedule A to the Declaration of Trust dated August 27, 2010. 9/
	(h)	Amended and Restated Schedule A to the Declaration of Trust dated November 17, 2010. 10/
	(i)	Amended and Restated Schedule A to the Declaration of Trust dated February 25, 2011. 11/
	(j)	Amended and Restated Schedule A to the Declaration of Trust dated May 11, 2011. 12/
	(k)	Amended and Restated Schedule A to the Declaration of Trust dated August 19, 2011. 13/
	(l)	Amended and Restated Schedule A to the Declaration of Trust dated November 11, 2011. 14/
	(m)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2012. 18/
	(n)	Amended and Restated Schedule A to the Declaration of Trust dated May 25, 2012. 19/
	(o)	Amended and Restated Schedule A to the Declaration of Trust dated August 24, 2012. 20/
	(p)	Amended and Restated Schedule A to the Declaration of Trust dated November 16, 2012. 21/
	(q)	Amended and Restated Schedule A to the Declaration of Trust dated February 22, 2013. 22/
	(r)	Amended and Restated Schedule A to the Declaration of Trust dated October 28, 2013. 24/
2

	(s)	Amended and Restated Schedule A to the Declaration of Trust dated November 15, 2013. 25/
	(t)	Amended and Restated Schedule A to the Declaration of Trust dated September 5, 2014. 27/
	(u)	Amended and Restated Schedule A to the Declaration of Trust dated November 14, 2014. 30/
	(v)	Amended and Restated Schedule A to the Declaration of Trust dated March 10, 2015. 31/
	(w)	Amended and Restated Schedule A to the Declaration of Trust dated April 21, 2015. 32/
	(x)	Amended and Restated Schedule A to the Declaration of Trust dated May 29, 2015. 33/
	(y)	Amended and Restated Schedule A to the Declaration of Trust dated September 11, 2015. 34/
	(z)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2015. 34/
	(aa)	Amended and Restated Schedule A to the Declaration of Trust dated February 26, 2016. 34/
	(bb)	Amended and Restated Schedule A to the Declaration of Trust dated April 19, 2016. 35/
	(cc)	Amended and Restated Schedule A to the Declaration of Trust dated September 9, 2016. 36/
	(dd)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2017. 37/
	(ee)	Amended and Restated Schedule A to the Declaration of Trust dated September 20, 2017. 38/
	(ff)	Amended and Restated Schedule A to the Declaration of Trust dated February 23, 2018. 39/
	(gg)	Amended and Restated Schedule A to the Declaration of Trust dated May 23, 2018. 40/
	(hh)	Amended and Restated Schedule A to the Declaration of Trust dated September 13, 2018. 43/
	(ii)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2018. 44/
	(jj)	Amended and Restated Schedule A to the Declaration of Trust dated June 13, 2019. 48/
	(kk)	Amended and Restated Schedule A to the Declaration of Trust dated as of February 18, 2020. 54/
	(ll)	Amended and Restated Schedule A to the Declaration of Trust dated as of July 23, 2020. 56/
	(mm)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2020. 61/
	(nn)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2020. 62/
	(oo)	Amended and Restated Schedule A to the Declaration of Trust dated as of March 24, 2021. 65/
	(pp)	Amended and Restated Schedule A to the Declaration of Trust dated as of May 21, 2021. 66/
	(qq)	Amended and Restated Schedule A to the Declaration of Trust dated as of August 4, 2021. 69/
	(rr)	Amended and Restated Schedule A to the Declaration of Trust dated as of September 17, 2021. 69/
	(ss)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 12, 2021. 71/
	(tt)	Amended and Restated Schedule A to the Declaration of Trust dated as of January 7, 2022. 72/
	(uu)	Amended and Restated Schedule A to the Declaration of Trust dated as of February 25, 2022. 74/
	(vv)	Amended and Restated Schedule A to the Declaration of Trust dated as of August 10, 2022. 79/
	(ww)	Amended and Restated Schedule A to the Declaration of Trust dated as of September 16, 2022. 83/
(2)	(a)	By-Laws of the Registrant. 2/
	(b)	Form of Amendment to By-Laws of the Registrant. 51/
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus.
(5)		Instruments Defining Rights of Security Holders, reference is made to: Article III, V, VI and VIII of the Declaration of Trust; Article III and VIII of the By-Laws; and Part B Statement of Additional Information
(6)	(a)	Investment Advisory Agreement. 42/
	(b)	Interim Investment Advisory Agreement. 42/
	(c)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2018. 43/
	(d)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 13, 2018. 44/
	(e)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated March 1, 2019. 44/
	(f)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated June 13, 2019. 48/
	(g)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2019. 49/
3

	(h)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 15, 2019. 51/
	(i)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 18, 2020. 54/
	(j)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated July 23, 2020. 56/
	(k)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 11, 2020. 63/
	(l)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 22, 2021. 64/
	(m)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 26, 2021. 65/
	(n)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated May 21, 2021. 66/
	(o)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated August 4, 2021. 69/
	(p)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 17, 2021. 69/
	(q)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 12, 2021. 71/
	(r)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated January 7, 2022. 72/
	(s)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 25, 2022. 74/
	(t)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated August 10, 2022. 81/
	(u)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 16, 2022. 83/
	(v)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (USA) LLC dated May 14, 2020. 54/
	(w)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (Hong Kong) Limited dated November 11, 2020. 63/
	(x)	Investment Advisory and Management Agreement between Global X Management Company LLC and the Global X Bitcoin Strategy Subsidiary I Limited dated as of November 9, 2021. 70/
	(y)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (Hong Kong) Limited dated October 25, 2022. 83/
(7)	(a)	Form of Distribution Agreement. 2/
	(b)	Form of Authorized Participant Agreement. 3/
	(c)	Amendment Number One to the Distribution Agreement. 5/
	(d)	Amendment Number Two to the Distribution Agreement. 7/
	(e)	Amendment Number Three to the Distribution Agreement. 8/
	(f)	Amendment Number Four to the Distribution Agreement. 9/
	(g)	Amendment Number Five to the Distribution Agreement. 49/
	(h)	Amendment Number Six to the Distribution Agreement. 57/
(8)		Not Applicable.
(9)	(a)	Form of Custodian Agreement with Brown Brothers Harriman & Co. ("BBH"). 2/
	(b)	Amendment to the Custodian Agreement with BBH. 5/
	(c)	Amendment to the Custodian Agreement with BBH. 7/
	(d)	Amendment to the Custodian Agreement with BBH. 8/
	(e)	Amendment to the Custodian Agreement with BBH. 9/
	(f)	Amendment to the Custodian Agreement with BBH. 10/
	(g)	Amendment to the Custodian Agreement with BBH. 11/
	(h)	Amendment to the Custodian Agreement with BBH. 12/
	(i)	Amendment to the Custodian Agreement with BBH. 13/
	(j)	Amendment to the Custodian Agreement with BBH. 14/
	(k)	Amendment to the Custodian Agreement with BBH. 15/
	(l)	Amendment to the Custodian Agreement with BBH. 18/
	(m)	Amendment to the Custodian Agreement with BBH. 19/
	(n)	Amendment to the Custodian Agreement with BBH. 20/
	(o)	Amendment to the Custodian Agreement with BBH. 21/
4

	(p)	Amendment to the Custodian Agreement with BBH. 22/
	(q)	Amendment to the Custodian Agreement with BBH. 24/
	(r)	Amendment to the Custodian Agreement with BBH. 25/
	(s)	Amendment to the Custodian Agreement with BBH. 27/
	(t)	Amendment to the Custodian Agreement with BBH (as of November 14, 2014). 31/
	(u)	Amendment to the Custodian Agreement with BBH (as of March 10, 2015). 31/
	(v)	Amendment to the Custodian Agreement with BBH (as of April 21, 2015). 32/
	(w)	Amendment to the Custodian Agreement with BBH (as of May 29, 2015). 33/
	(x)	Amendment to the Custodian Agreement with BBH (as of September 11, 2015). 34/
	(y)	Amendment to the Custodian Agreement with BBH (as of November 13, 2015). 34/
	(z)	Amendment to the Custodian Agreement with BBH (as of February 26, 2016). 34/
	(aa)	Amendment to the Custodian Agreement with BBH (as of April 19, 2016). 35/
	(bb)	Amendment to the Custodian Agreement with BBH (as of September 9, 2016). 36/
	(cc)	Amendment to the Custodian Agreement with BBH (as of February 24, 2017). 37/
	(dd)	Amendment to the Custodian Agreement with BBH (as of July 19, 2017). 67/
	(ee)	Amendment to the Custodian Agreement with BBH (as of September 20, 2017). 38/
	(ff)	Amendment to the Custodian Agreement with BBH (as of February 23, 2018). 39/
	(gg)	Amendment to the Custodian Agreement with BBH (as of May 23, 2018). 40/
	(hh)	Amendment to the Custodian Agreement with BBH (as of September 13, 2018). 43/
	(ii)	Amendment to the Custodian Agreement with BBH (as of November 13, 2018). 44/
	(jj)	Amendment to the Custodian Agreement with BBH (as of June 13, 2019). 48/
	(kk)	Amendment to the Custodian Agreement with BBH (as of August 16, 2019). 48/
	(ll)	Amendment to the Custodian Agreement with BBH (as of October 24, 2019). 51/
	(mm)	Amendment to the Custodian Agreement with BBH (as of February 18, 2020). 54/
	(nn)	Amendment to the Custodian Agreement with BBH (as of July 23, 2020). 56/
	(oo)	Amendment to the Custodian Agreement with BBH (as of November 11, 2020). 62/
	(pp)	Amendment to the Custodian Agreement with BBH (as of February 26, 2021). 65/
	(qq)	Amendment to the Custodian Agreement with BBH (as of May 21, 2021). 66/
	(rr)	Amendment to the Custodian Agreement with BBH (as of August 4, 2021). 68/
	(ss)	Amendment to the Custodian Agreement with BBH (as of September 17, 2021). 69/
	(tt)	Amendment to the Custodian Agreement with BBH (as of November 12, 2021). 71/
	(uu)	Amendment to the Custodian Agreement with BBH (as of February 25, 2022). 74/
	(vv)	Custodian Agreement with The Bank of New York Mellon (“BNY Mellon”) dated September 27, 2022. 80/
(10)	(a)	Form of Distribution and Service Plan. 3/
	(b)	Amended and Restated Schedule A to the Distribution and Service Plan. 5/
	(c)	Amended and Restated Schedule A to the Distribution and Service Plan. 8/
	(d)	Amended and Restated Schedule A to the Distribution and Service Plan. 9/
	(e)	Amended and Restated Schedule A to the Distribution and Service Plan. 10/
	(f)	Amended and Restated Schedule A to the Distribution and Service Plan. 11/
	(g)	Amended and Restated Schedule A to the Distribution and Service Plan. 12/
	(h)	Amended and Restated Schedule A to the Distribution and Service Plan. 13/
	(i)	Amended and Restated Schedule A to the Distribution and Service Plan. 18/
	(j)	Amended and Restated Schedule A to the Distribution and Service Plan. 19/
	(k)	Amended and Restated Schedule A to the Distribution and Service Plan. 20/
5

	(l)	Amended and Restated Schedule A to the Distribution and Service Plan. 21/
	(m)	Amended and Restated Schedule A to the Distribution and Service Plan. 22/
	(n)	Amended and Restated Schedule A to the Distribution and Service Plan. 24/
	(o)	Amended and Restated Schedule A to the Distribution and Service Plan. 25/
	(p)	Amended and Restated Schedule A to the Distribution and Service Plan. 27/
	(q)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 14, 2014). 31/
	(r)	Amended and Restated Schedule A to the Distribution and Service Plan (as of March 10, 2015). 31/
	(s)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 21, 2015). 32/
	(t)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 29, 2015). 33/
	(u)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 11, 2015). 34/
	(v)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2015). 34/
	(w)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2016). 34/
	(x)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 19, 2016). 35/
	(y)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 9, 2016). 36/
	(z)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 24, 2017). 37/
	(aa)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 20, 2017). 38/
	(bb)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 23, 2018). 39/
	(cc)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 23, 2018). 40/
	(dd)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 13, 2018). 43/
	(ee)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2018). 44/
	(ff)	Amended and Restated Schedule A to the Distribution and Service Plan (as of June 13, 2019). 48/
	(gg)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 18, 2020). 54/
	(hh)	Amended and Restated Schedule A to the Distribution and Service Plan (as of July 23, 2020). 56/
	(ii)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 11, 2020). 62/
	(jj)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2021). 65/
	(kk)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 21, 2021). 66/
	(ll)	Amended and Restated Schedule A to the Distribution and Service Plan (as of August 4, 2021). 69/
	(mm)	Amended and Restated Schedule A to the Distribution and Service Plan (September 17, 2021). 69/
	(nn)	Amended and Restated Schedule A to the Distribution and Service Plan (November 12, 2021). 71/
	(oo)	Amended and Restated Schedule A to the Distribution and Service Plan (February 25, 2022). 74/
	(pp)	Amended and Restated Schedule A to the Distribution and Service Plan (August 10, 2022). 79/
	(qq)	Amended and Restated Schedule A to the Distribution and Service Plan (September 16, 2022). 83/
(11)		Opinion and Consent of Stradley Ronon Stevens & Young, LLP. *
(12)		Form of Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters. *
(13)	(a)	Form of Transfer Agency Services Agreement with BBH. 2/
	(b)	Amendment to the Transfer Agency Services Agreement with BBH. 5/
	(c)	Amendment to the Transfer Agency Services Agreement with BBH. 7/
	(d)	Amendment to the Transfer Agency Services Agreement with BBH. 8/
	(e)	Amendment to the Transfer Agency Services Agreement with BBH. 9/
	(f)	Amendment to the Transfer Agency Services Agreement with BBH. 10/
	(g)	Amendment to the Transfer Agency Services Agreement with BBH. 11/
	(h)	Amendment to the Transfer Agency Services Agreement with BBH. 12/
	(i)	Amendment to the Transfer Agency Services Agreement with BBH. 13/
	(j)	Amendment to the Transfer Agency Services Agreement with BBH. 14/
	(k)	Amendment to the Transfer Agency Services Agreement with BBH. 15/
6

(l)	Amendment to the Transfer Agency Services Agreement with BBH. 18/
(m)	Amendment to the Transfer Agency Services Agreement with BBH. 19/
(n)	Amendment to the Transfer Agency Services Agreement with BBH. 20/
(o)	Amendment to the Transfer Agency Services Agreement with BBH. 21/
(p)	Amendment to the Transfer Agency Services Agreement with BBH. 22/
(q)	Amendment to the Transfer Agency Services Agreement with BBH. 24/
(r)	Amendment to the Transfer Agency Services Agreement with BBH. 25/
(s)	Amendment to the Transfer Agency Services Agreement with BBH. 27/
(t)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 14, 2014). 31/
(u)	Amendment to the Transfer Agency Services Agreement with BBH (as of March 10, 2015). 31/
(v)	Amendment to the Transfer Agency Services Agreement with BBH (as of April 21, 2015). 32/
(w)	Amendment to the Transfer Agency Services Agreement with BBH (as of May 29, 2015). 33/
(x)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 11, 2015). 34/
(y)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 13, 2015). 34/
(z)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 26, 2016). 34/
(aa)	Amendment to the Transfer Agency Services Agreement with BBH (as of April 19, 2016). 35/
(bb)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 9, 2016). 36/
(cc)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 24, 2017). 37/
(dd)	Amendment to the Transfer Agency Services Agreement with BBH (as of July 19, 2017). 67/
(ee)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 20, 2017). 38/
(ff)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 23, 2018). 39/
(gg)	Amendment to the Transfer Agency Services Agreement with BBH (as of May 23, 2018). 40/
(hh)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 13, 2018). 43/
(ii)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 13, 2018). 44/
(jj)	Amendment to the Transfer Agency Services Agreement with BBH (as of June 13, 2019). 48/
(kk)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 18, 2020). 54/
(ll)	Amendment to the Transfer Agency Services Agreement with BBH (as of July 23, 2020). 56/
(mm)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 11, 2020). 62/
(nn)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 26, 2021). 65/
(oo)	Amendment to the Transfer Agency Services Agreement with BBH (as of May 21, 2021). 66/
(pp)	Amendment to the Transfer Agency Services Agreement with BBH (as of August 4, 2021). 68/
(qq)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 17, 2021). 69/
(rr)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 12, 2021). 71/
(ss)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 25, 2022). 74/
(tt)	Transfer Agency and Service Agreement with BNY Mellon dated September 20, 2022. 80/
(uu)	Form of Administration Agreement. 2/
(vv)	Interim Supervision and Administration Agreement. 43/
(ww)	Amended and Restated Supervision and Administration Agreement dated July 2, 2018. 43/
(xx)	Amended and Restated Schedule A dated September 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 43/
(yy)	Amended and Restated Schedule A dated November 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 44/
(zz)	Amended and Restated Schedule A dated March 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 44/
(aaa)	Amended and Restated Schedule A dated April 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 46/
7

(bbb)	Amended and Restated Schedule A dated June 13, 2019 to the Amended and Restated Supervision and Administration Agreement. 48/
(ccc)	Amended and Restated Schedule A dated September 13, 2019 to the Amended and Restated Supervision and Administration Agreement. 49/
(ddd)	Amended and Restated Schedule A dated November 15, 2019 to the Amended and Restated Supervision and Administration Agreement. 51/
(eee)	Supervision and Administration Agreement with respect to the Global X Thematic Growth ETF dated September 25, 2019. 49/
(fff)	Amended and Restated Schedule A dated February 18, 2020 to the Amended and Restated Supervision and Administration Agreement. 54/
(ggg)	Amended and Restated Schedule A dated April 1, 2020 to the Amended and Restated Supervision and Administration Agreement. 54/
(hhh)	Amended and Restated Schedule A dated July 23, 2020 to the Amended and Restated Supervision and Administration Agreement. 56/
(iii)	Amended and Restated Schedule A dated November 11, 2020 to the Amended and Restated Supervision and Administration Agreement. 63/
(jjj)	Amended and Restated Schedule A dated February 22, 2021 to the Amended and Restated Supervision and Administration Agreement. 64/
(kkk)	Amended and Restated Schedule A dated March 24, 2021 to the Amended and Restated Supervision and Administration Agreement. 65/
(lll)	Amended and Restated Schedule A dated May 21, 2021 to the Amended and Restated Supervision and Administration Agreement. 68/
(mmm)	Amended and Restated Schedule A dated August 4, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(nnn)	Amended and Restated Schedule A dated September 17, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(ooo)	Amended and Restated Schedule A dated September 28, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(ppp)	Amended and Restated Schedule A dated September 28, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(qqq)	Amended and Restated Schedule A dated November 5, 2021 to the Amended and Restated Supervision and Administration Agreement. 70/
(rrr)	Amended and Restated Schedule A dated November 5, 2021 to the Amended and Restated Supervision and Administration Agreement. 70/
(sss)	Amended and Restated Schedule A dated November 12, 2021 to the Amended and Restated Supervision and Administration Agreement. 71/
(ttt)	Amended and Restated Schedule A dated January 7, 2022 to the Amended and Restated Supervision and Administration Agreement. 72/
(uuu)	Amended and Restated Schedule A dated February 25, 2022 to the Amended and Restated Supervision and Administration Agreement. 78/
(vvv)	Amended and Restated Schedule A dated August 10, 2022 to the Amended and Restated Supervision and Administration Agreement. 81/
(www)	Amended and Restated Schedule A dated September 16, 2022 to the Amended and Restated Supervision and Administration Agreement. 83/
(xxx)	Form of Sub-Administration Agreement. 53/
(aaaa)	Amendment Number One to Sub-Administration Agreement. 5/
(bbbb)	Amendment Number Two to Sub-Administration Agreement. 7/
(cccc)	Amendment Number Eight to Sub-Administration Agreement. 13/
(dddd)	Amendment Number Fifteen to Sub-Administration Agreement. 26/
(eeee)	Amendment Number Eighteen to Sub-Administration Agreement. 27/
(ffff)	Amendment Number Nineteen to Sub-Administration Agreement. 30/
(gggg)	Amendment Number Twenty to Sub-Administration Agreement. 31/
(hhhh)	Amendment Number Twenty-One to Sub-Administration Agreement. 32/
8

(iiii)	Amendment Number Twenty-Two to Sub-Administration Agreement. 33/
(jjjj)	Amendment Number Twenty-Three to Sub-Administration Agreement. 33/
(kkkk)	Amendment Number Twenty-Four to Sub-Administration Agreement. 34/
(llll)	Amendment Number Twenty-Five to Sub-Administration Agreement. 34/
(mmmm)	Amendment Number Twenty-Six to Sub-Administration Agreement. 34/
(nnnn)	Amendment Number Twenty-Seven to Sub-Administration Agreement. 34/
(oooo)	Amendment Number Twenty-Eight to Sub-Administration Agreement. 35/
(pppp)	Amendment Number Twenty-Nine to Sub-Administration Agreement. 36/
(qqqq)	Amendment Number Thirty to Sub-Administration Agreement. 36/
(rrrr)	Amendment Number Thirty-One to Sub-Administration Agreement. 37/
(ssss)	Amendment Number Thirty-Two to Sub-Administration Agreement. 38/
(tttt)	Amendment Number Thirty-Three to Sub-Administration Agreement. 39/
(uuuu)	Amendment Number Thirty-Four to Sub-Administration Agreement. 40/
(vvvv)	Amendment Number Thirty-Five to Sub-Administration Agreement. 43/
(wwww)	Amendment Number Thirty-Six to Sub-Administration Agreement. 44/
(xxxx)	Amendment Number Thirty-Seven to Sub-Administration Agreement. 48/
(yyyy)	Amendment Number Thirty-Eight to Sub-Administration Agreement. 48/
(zzzz)	Amendment Number Thirty-Nine to Sub-Administration Agreement. 55/
(aaaaa)	Amendment Number Forty-One to Sub-Administration Agreement. 56/
(bbbbb)	Amendment Number Forty-Two to Sub-Administration Agreement (redacted). 57/
(ccccc)	Amendment Number Forty-Three to Sub-Administration Agreement. 64/
(ddddd)	Amendment Number Forty-Four to Sub-Administration Agreement. 65/
(eeeee)	Amendment Number Forty-Five to Sub-Administration Agreement. 66/
(fffff)	Amendment Number Forty-Six to Sub-Administration Agreement. 69/
(ggggg)	Amendment Number Forty-Seven to Sub-Administration Agreement. 69/
(hhhhh)	Amendment Number Forty-Eight to Sub-Administration Agreement. 71/
(iiiii)	Amendment Number Forty-Nine to Sub-Administration Agreement. 74/
(jjjjj)	Amendment Number Fifty to Sub-Administration Agreement (redacted). 76/
(kkkkk)	Amendment Number Fifty-One to Sub-Administration Agreement. 79/
(lllll)	Amendment Number Fifty-Two to Sub-Administration Agreement. 79/
(mmmmm)	Amendment Number Fifty-Three to Sub-Administration Agreement. 83/
(nnnnn)	Form of Sub-License Agreement. 3/
(ppppp)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 7/
(qqqqq)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 8/
(rrrrr)	Amended and Restated Sub-License Agreement. 47/
(sssss)	Index License Agreement. 77/
(ttttt)	Expense Limitation Agreement for Global X U.S. Infrastructure Development ETF. 39/
(uuuuu)	Expense Limitation Agreement for Global X Longevity Thematic ETF. 39/
(vvvvv)	Expense Limitation Agreement for Global X Health & Wellness Thematic ETF. 39/
(wwwww)	Expense Limitation Agreement for Global X Millennials Thematic ETF. 39/
(xxxxx)	Expense Limitation Agreement for Global X DAX Germany ETF. 44/
(yyyyy)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 45/
(zzzzz)	Expense Limitation Agreement for Global X S&P 500® Quality Dividend ETF. 49/
(aaaaaa)	Expense Limitation Agreement for Global X Cybersecurity ETF. 50/
(bbbbbb)	Expense Limitation Agreement for Global X DAX Germany ETF. 51/
9

	(cccccc)	Expense Limitation Agreement for Global X S&P 500 Covered Call ETF. 51/
	(dddddd)	Expense Limitation Agreement for Global X Nasdaq 100 Covered Call ETF. 51/
	(eeeeee)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 51/
	(ffffff)	Expense Limitation Agreement for Global X Cybersecurity ETF. 53/
	(gggggg)	Expense Limitation Agreement for Global X U.S. Preferred ETF. 53/
	(hhhhhh)	Expense Limitation Agreement for Global X S&P 500 Covered Call ETF. 60/
	(iiiiii)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 64/
	(jjjjjj)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 73/
	(kkkkkk)	Expense Limitation Agreement for Global X Russell 2000 Covered Call & Growth ETF. 81/
	(llllll)	Expense Limitation Agreement for Global X Financials Covered Call & Growth ETF. /82
	(mmmmmm)	Expense Limitation Agreement for Global X Health Care Covered Call & Growth ETF. /82
	(nnnnnn)	Expense Limitation Agreement for Global X Information Technology Covered Call & Growth ETF. 82/
	(oooooo)	Form of Rule 12d1-4 Fund of Funds Investment Agreement. 73/
(14)		Consent of Independent Registered Public Accounting Firm. *
(15)		Not applicable.
(16)		Powers of Attorney. *
(17)	(a)	Code of Ethics of Global X Funds and Global X Management Company LLC. 4/
	(b)	Code of Ethics of Global X Funds and Global X Management Company LLC. 29/
	(c)	Code of Ethics of Global X Funds and Global X Management Company LLC. 58/
	(d)	Code of Ethics of Global X Funds and Global X Management Company LLC. 70/
	(e)	Code of Ethics of Global X Funds and Global X Management Company LLC. 82/
	(f)	Code of Ethics of Distributor. 4/
	(g)	Code of Ethics of Mirae Asset Global Investments (USA) LLC. 58/
	(h)	Code of Ethics of Mirae Asset Global Investments (Hong Kong) Limited. 62/
	(i)	Form of Proxy Card for Emerging Markets Fund. *
	(j)	Form of Proxy Card for Emerging Markets Great Consumer Fund. *

* Filed herein.
** To be filed by Amendment.

1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.

2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #1, SEC File No. 333-151713, filed August 15, 2008.

3/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.

4/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.

10

5/ Incorporated by reference from the Registrant’s Post-effective Amendment #4, SEC File No. 333-151713, filed November 16, 2009.

6/ Incorporated by reference from the Registrant’s Post-effective Amendment #7, SEC File No. 333-151713, filed February 26, 2010.

7/ Incorporated by reference from the Registrant’s Post-effective Amendment #9, SEC File No. 333-151713, filed April 16, 2010.

8/ Incorporated by reference from the Registrant’s Post-effective Amendment #11, SEC File No. 333-151713, filed June 16, 2010.

9/ Incorporated by reference from the Registrant’s Post-effective Amendment #15, SEC File No. 333-151713, filed October 27, 2010.

10/ Incorporated by reference from the Registrant’s Post-effective Amendment #20, SEC File No. 333-151713, filed January 10, 2011.

11/ Incorporated by reference from the Registrant’s Post-effective Amendment #31, SEC File No. 333-151713, filed May 3, 2011.

12/ Incorporated by reference from the Registrant’s Post-effective Amendment #32, SEC File No. 333-151713, filed May 11, 2011.

13/ Incorporated by reference from the Registrant’s Post-effective Amendment #41, SEC File No. 333-151713, filed September 20, 2011.

14/ Incorporated by reference from the Registrant’s Post-effective Amendment #52, SEC File No. 333-151713, filed November 22, 2011.

15/ Incorporated by reference from the Registrant’s Post-effective Amendment #59, SEC File No. 333-151713, filed February 3, 2012.

18/ Incorporated by reference from the Registrant’s Post-effective Amendment #68, SEC File No. 333-151713, filed April 25, 2012.

19/ Incorporated by reference from the Registrant’s Post-effective Amendment #71, SEC File No. 333-151713, filed May 29, 2012.

20/ Incorporated by reference from the Registrant’s Post-effective Amendment #80, SEC File No. 333-151713, filed September 5, 2012.

21/ Incorporated by reference from the Registrant’s Post-effective Amendment #93, SEC File No. 333-151713, filed November 26, 2012.

22/ Incorporated by reference from the Registrant’s Post-effective Amendment #122, SEC File No. 333-151713, filed July 30, 2013.
11

24/ Incorporated by reference from the Registrant's Post-effective Amendment # 128, SEC File No. 333-151713, filed October 29, 2013.

25/ Incorporated by reference from the Registrant's Post-effective Amendment # 133, SEC File No. 333-151713, filed February 5, 2014.

26/ Incorporated by reference from the Registrant's Post-effective Amendment # 135, SEC File No. 333-151713, filed February 25, 2014.

27/Incorporated by reference from the Registrant's Post-effective Amendment # 167, SEC File No. 333-151713, filed September 17, 2014.

28/Incorporated by reference from the Registrant's Post-effective Amendment # 173, SEC File No. 333-151713, filed September 29, 2014.

29/Incorporated by reference from the Registrant's Post-effective Amendment # 211, SEC File No. 333-151713, filed February 26, 2015.

30/Incorporated by reference from the Registrant's Post-effective Amendment # 218, SEC File No. 333-151713, filed March 11, 2015.

31/Incorporated by reference from the Registrant's Post-effective Amendment # 220, SEC File No. 333-151713, filed March 19, 2015.

32/Incorporated by reference from the Registrant's Post-effective Amendment # 243, SEC File No. 333-151713, filed May 21, 2015.

33/Incorporated by reference from the Registrant's Post-effective Amendment # 269, SEC File No. 333-151713, filed September 9, 2015.

34/Incorporated by reference from the Registrant's Post-effective Amendment # 331, SEC File No. 333-151713, filed March 24, 2016.

35/Incorporated by reference from the Registrant's Post-effective Amendment # 346, SEC File No. 333-151713, filed May 6, 2016.

36/Incorporated by reference from the Registrant's Post-effective Amendment # 392, SEC File No. 333-151713, filed October 25, 2016.

37/Incorporated by reference from the Registrant's Post-effective Amendment # 424, SEC File No. 333-151713, filed March 1, 2017.

38/Incorporated by reference from the Registrant's Post-effective Amendment # 481, SEC File No. 333-151713, filed October 2, 2017.

12

39/Incorporated by reference from the Registrant's Post-effective Amendment # 498, SEC File No. 333-151713, filed February 27, 2018.

40/Incorporated by reference from the Registrant's Post-effective Amendment # 521, SEC File No. 333-151713, filed June 8, 2018.

41/Incorporated by reference from the Registrant’s Post-effective Amendment # 524, SEC File No. 333-151713, filed June 22, 2018.

42/ Incorporated by reference from the Registrant’s Post-effective Amendment # 525, SEC File No. 333-151713, filed July 3, 2018.

43/ Incorporated by reference from the Registrant’s Post-effective Amendment # 550, SEC File No. 333-151713, filed October 19, 2018.

44/ Incorporated by reference from the Registrant’s Post-effective Amendment # 564, SEC File No. 333-151713, filed February 25, 2019.

45/ Incorporated by reference from the Registrant’s Post-effective Amendment #568, SEC File No. 333-151713, filed March 19, 2019.

46/ Incorporated by reference from the Registrant’s Post-effective Amendment #571, SEC File No. 333-151713, filed March 25, 2019.

47/ Incorporated by reference from the Registrant’s Post-effective Amendment #573, SEC File No. 333-151713, filed April 2, 2019.

48/ Incorporated by reference from the Registrant’s Post-effective Amendment #582, SEC File No. 333-151713, filed September 3, 2019.

49/ Incorporated by reference from the Registrant’s Post-effective Amendment #587, SEC File No. 333-151713, filed September 25, 2019.

50/ Incorporated by reference from the Registrant’s Post-effective Amendment #588, SEC File No. 333-151713, filed October 9, 2019.

51/ Incorporated by reference from the Registrant’s Post-effective Amendment #591, SEC File No. 333-151713, filed February 24, 2020.

52/ Incorporated by reference from the Registrant’s Post-effective Amendment #592, SEC File No. 333-151713, filed March 6, 2020.

53/ Incorporated by reference from the Registrant’s Post-effective Amendment #596, SEC File No. 333-151713, filed March 23, 2020.

54/ Incorporated by reference from the Registrant’s Post-effective Amendment #599, SEC File No. 333-151713, filed May 20, 2020.
13

55/ Incorporated by reference from the Registrant’s Post-effective Amendment #600, SEC File No. 333-151713, filed May 26, 2020.

56/ Incorporated by reference from the Registrant’s Post-effective Amendment #610, SEC File No. 333-151713, filed July 24, 2020.

57/ Incorporated by reference from the Registrant’s Post-effective Amendment #616, SEC File No. 333-151713, filed August 24, 2020.

58/ Incorporated by reference from the Registrant’s Post-effective Amendment #626, SEC File No. 333-151713, filed September 29, 2020.

59/ Incorporated by reference from the Registrant’s Post-effective Amendment #627, SEC File No. 333-151713, filed October 14, 2020.

60/ Incorporated by reference from the Registrant’s Post-effective Amendment #628, SEC File No. 333-151713, filed October 21, 2020.

61/ Incorporated by reference from the Registrant’s Post-effective Amendment #630, SEC File No. 333-151713, filed November 12, 2020.

62/ Incorporated by reference from the Registrant’s Post-effective Amendment #631, SEC File No. 333-151713, filed January 4, 2021.

63/ Incorporated by reference from the Registrant’s Post-effective Amendment #633, SEC File No. 333-151713, filed January 26, 2021.

64/ Incorporated by reference from the Registrant’s Post-effective Amendment #634, SEC File No. 333-151713, filed February 23, 2021.

65/ Incorporated by reference from the Registrant’s Post-effective Amendment #635, SEC File No. 333-151713, filed March 24, 2021.

66/ Incorporated by reference from the Registrant’s Post-effective Amendment #644, SEC File No. 333-151713, filed June 23, 2021.

67/ Incorporated by reference from the Registrant’s Post-Effective Amendment #647, SEC File No. 333-151713, filed July 20, 2021.

68/ Incorporated by reference from the Registrant’s Post-effective Amendment #649, SEC File No. 333-151713, filed August 6, 2021.

69/ Incorporated by reference from the Registrant’s Post-effective Amendment #655, SEC File No. 333-151713, filed October 26, 2021.

70/ Incorporated by reference from the Registrant’s Post-effective Amendment #658, SEC File No. 333-151713, filed November 9, 2021.
14

71/ Incorporated by reference from the Registrant’s Post-effective Amendment #662, SEC File No. 333-151713, filed November 23, 2021.

72/ Incorporated by reference from the Registrant’s Post-effective Amendment #663, SEC File No. 333-151713, filed January 14, 2022.

73/ Incorporated by reference from the Registrant’s Post-effective Amendment #667, SEC File No. 333-151713, filed February 24, 2022.

74/ Incorporated by reference from the Registrant’s Post-effective Amendment #668, SEC File No. 333-151713, filed March 3, 2022.

75/ Incorporated by reference from the Registrant’s Post-effective Amendment #670, SEC File No. 333-151713, filed March 24, 2022.

76/ Incorporated by reference from the Registrant’s Post-effective Amendment #671, SEC File No. 333-151713, filed April 5, 2022.

77/ Incorporated by reference from the Registrant’s Post-effective Amendment #674, SEC File No. 333-151713, filed April 22, 2022.

78/ Incorporated by reference from the Registrant’s Post-effective Amendment #677, SEC File No. 333-151713, filed May 19, 2022.

79/ Incorporated by reference from the Registrant’s Post-effective Amendment #681, SEC File No. 333-151713, filed September 23, 2022.

80/ Incorporated by reference from the Registrant’s Post-effective Amendment #683, SEC File No. 333-151713, filed September 27, 2022.

81/ Incorporated by reference from the Registrant’s Post-effective Amendment #684, SEC File No. 333-151713, filed September 27, 2022.

82/ Incorporated by reference from the Registrant’s Post-effective Amendment #685, SEC File No. 333-151713, filed November 3, 2022.

83/ Incorporated by reference from the Registrant’s Post-effective Amendment #686, SEC File No. 333-151713, filed November 23, 2022.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
15

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

16

Exhibit Index

(11)	Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP.
(12)	Form of Opinion of Stradley Ronon Stevens & Young LLP regarding tax matters.
(14)	Consent of Independent Registered Public Accounting Firm.
(16)	Power of Attorneys for Charles A. Baker, Susan M. Ciccarone, Clifford J. Weber and Luis Berruga dated November 11, 2022.
(17)(i)	Form of Proxy Card for Emerging Markets Fund.
(17)(j)	Form of Proxy Card for Emerging Markets Great Consumer Fund.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of New York, State of New York on the 15th day of December, 2022.

Global X Funds By: /s/ Luis Berruga Luis Berruga President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the 15th day of December, 2022.

Name	Title	Date

/s/ Luis Berruga	Trustee, President	December 15, 2022
Luis Berruga

/s/ John Belanger	Principal Financial Officer	December 15, 2022
John Belanger

/s/ Ronnie Riven	Treasurer	December 15, 2022
Ronnie Riven

*	Trustee
Charles A. Baker		December 15, 2022

*	Trustee
Susan M. Ciccarone		December 15, 2022

*	Trustee
Clifford J. Weber		December 15, 2022

*/s/ Luis Berruga
Attorney-In-Fact, pursuant to power of attorney